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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	2,500,000	2,505,348
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	1,264,278	1,262,671
Series 2018-B Class A
01/18/2022	3.420%	2,490,103	2,487,784
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	4.172%	2,000,000	1,950,782
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.161%	2,000,000	1,951,734
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	4.351%	1,800,000	1,776,634
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	1,338,787	1,332,844
Series 2018-NP1 Class A
05/15/2024	2.990%	159,137	159,071
Series 2018-P3 Class A
01/15/2026	3.820%	1,675,000	1,674,771
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	715,497	716,193
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	2,593,337	2,592,995
Series 2018-P2 Class A
10/15/2025	3.470%	2,452,258	2,444,739
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	814,771	814,630
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	900,000	903,264
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.966%	1,250,000	1,215,886
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	2,000,000	2,009,881
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,006,678
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.161%	3,700,000	3,601,525
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.807%	1,150,000	1,145,378
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	1,532,695	1,529,468
Series 2018-1A Class B
03/15/2028	3.190%	2,100,000	2,088,756
Series 2018-2A Class B
07/17/2028	3.610%	4,000,000	4,003,305
Subordinated Series 2017-3A Class B
12/15/2024	3.010%	2,000,000	1,986,324
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	1,500,000	1,498,182
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.161%	1,820,000	1,780,664
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	3.971%	2,500,000	2,492,113
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.211%	4,000,000	3,914,524
Ocwen Master Advance Receivables Trust(a),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	900,000	899,748
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,141,556
Columbia Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.911%	2,500,000	2,491,368
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	1,752,149	1,750,311
Series 2018-1A Class B
06/17/2024	3.900%	1,900,000	1,902,179
Prosper Marketplace Issuance Trust(a),(d)
Series 2019-1A Class A
04/15/2025	3.540%	1,000,000	999,939
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.877%	4,500,000	4,452,737
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	1,608,013	1,600,881
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	850,674	846,708
Series 2018-2 Class A1
04/26/2027	2.930%	1,563,794	1,560,078
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,828,834
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	4.037%	3,000,000	2,928,012
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	561,700	558,469
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.237%	1,500,000	1,500,588
Total Asset-Backed Securities — Non-Agency (Cost $76,766,590)			76,307,552

Commercial Mortgage-Backed Securities - Agency 1.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,007,922
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	4,673,838
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,828,057)			5,681,760

Commercial Mortgage-Backed Securities - Non-Agency 10.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,534,068	2,549,110
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,883,249	2,885,121
Series 2015-SFR2 Class A
10/17/2045	3.732%	1,672,164	1,686,705
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	4.509%	2,000,000	2,004,084
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.759%	3,000,000	2,992,568
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	4.009%	1,600,000	1,591,989
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	1,700,000	1,727,177
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,690,499
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,067,926
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.409%	2,716,142	2,709,482
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.608%	1,997,022	1,997,017
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,356,093

2	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,123,562	1,136,047
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,722,552
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	717,694	696,304
Series 2018-SF3 Class A
10/17/2035	3.880%	1,020,000	1,025,207
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,685,000	1,657,184
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,350,023
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/15/2032	3.359%	2,000,000	1,997,947
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.759%	900,000	899,041
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.709%	800,000	798,746
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $39,749,820)			39,540,822

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	26
Total Consumer Staples		26
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	811
Total Financials		811
Total Common Stocks (Cost $—)		837
Corporate Bonds & Notes 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Lockheed Martin Corp.
09/15/2052	4.090%	150,000	147,487
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,057,806
01/15/2028	3.250%	2,145,000	2,074,436
Total			3,279,729
Automotive 0.4%
Ford Motor Co.
12/08/2046	5.291%	750,000	599,480
Ford Motor Credit Co. LLC
11/02/2020	2.343%	860,000	831,409
Total			1,430,889
Banking 2.9%
Bank of America Corp.(g)
01/20/2028	3.824%	2,690,000	2,676,179
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,141,597
JPMorgan Chase & Co.(g)
02/01/2028	3.782%	3,265,000	3,258,143
Morgan Stanley(g)
01/23/2030	4.431%	625,000	649,072
Wells Fargo & Co.
01/30/2020	2.150%	855,000	849,101
10/23/2026	3.000%	2,320,000	2,216,514
Total			10,790,606
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	500,000	476,301
Comcast Corp.
08/15/2047	4.000%	720,000	672,638
Total			1,148,939
Chemicals 0.1%
LYB International Finance BV
07/15/2043	5.250%	270,000	268,266
Electric 2.5%
CMS Energy Corp.
03/01/2024	3.875%	485,000	491,016
02/15/2027	2.950%	15,000	13,977
08/15/2027	3.450%	405,000	391,210
DTE Energy Co.
10/01/2026	2.850%	2,915,000	2,706,884
Duke Energy Corp.
08/15/2027	3.150%	585,000	559,608

Columbia Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
09/15/2047	3.600%	260,000	238,786
Duke Energy Progress, Inc.
08/15/2045	4.200%	68,000	68,506
Emera U.S. Finance LP
06/15/2046	4.750%	1,720,000	1,675,622
Indiana Michigan Power Co.
07/01/2047	3.750%	206,000	189,890
Southern Co. (The)
07/01/2026	3.250%	612,000	585,250
07/01/2036	4.250%	350,000	336,602
07/01/2046	4.400%	1,184,000	1,151,251
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	150,084
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	657,774
Total			9,216,460
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,817,130
11/15/2035	4.418%	2,095,000	1,869,138
Total			4,686,268
Food and Beverage 2.2%
Anheuser-Busch Companies LLC/ InBev Worldwide, Inc.(a)
02/01/2046	4.900%	2,192,000	2,088,645
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	575,000	604,493
Bacardi Ltd.(a)
05/15/2048	5.300%	2,050,000	1,851,654
Conagra Brands, Inc.
11/01/2048	5.400%	500,000	473,072
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,238,000	1,927,207
Molson Coors Brewing Co.
07/15/2046	4.200%	957,000	843,849
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	3.096%	460,000	459,583
Total			8,248,503
Health Care 2.1%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.769%	963,000	950,671
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2027	3.700%	1,430,000	1,394,190
05/15/2044	4.875%	575,000	572,986
Cardinal Health, Inc.
06/15/2027	3.410%	810,000	751,107
06/15/2047	4.368%	835,000	713,463
CVS Health Corp.
03/25/2048	5.050%	1,585,000	1,628,933
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	1,615,000	1,651,741
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	232,513
Total			7,895,604
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
10/15/2047	3.750%	590,000	568,738
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	125,652
Hess Corp.
02/15/2041	5.600%	180,000	173,701
Noble Energy, Inc.
04/01/2027	8.000%	809,000	951,559
Total			1,250,912
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	875,000	677,553
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	300,000	284,709
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	650,000	599,436
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	110,000	116,792
05/15/2047	4.270%	745,000	729,131
Voya Financial, Inc.
06/15/2026	3.650%	650,000	623,110
06/15/2046	4.800%	784,000	773,991
Total			3,804,722
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2047	5.200%	132,000	124,727

4	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.3%
Kinder Morgan, Inc.
02/15/2046	5.050%	1,535,000	1,511,020
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	660,000	652,117
06/15/2044	4.700%	1,145,000	1,022,196
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	251,445
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,470,000	1,469,569
Total			4,906,347
Natural Gas 0.6%
NiSource, Inc.
02/15/2023	3.850%	685,000	693,700
02/15/2044	4.800%	50,000	49,919
05/15/2047	4.375%	991,000	957,312
Sempra Energy
11/15/2025	3.750%	565,000	550,565
06/15/2027	3.250%	92,000	85,166
Total			2,336,662
Other Industry 0.2%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	275,430
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	313,576
Total			589,006
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2025	3.600%	185,000	182,754
11/14/2048	4.875%	640,000	612,347
Allergan Funding SCS
06/15/2044	4.850%	655,000	632,309
Amgen, Inc.
05/22/2019	2.200%	2,911,000	2,905,752
05/01/2045	4.400%	325,000	310,581
06/15/2048	4.563%	277,000	270,175
Celgene Corp.
02/20/2048	4.550%	160,000	152,735
Gilead Sciences, Inc.
09/20/2019	1.850%	445,000	442,402
Johnson & Johnson
12/05/2033	4.375%	427,000	467,258
Total			5,976,313
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	955,000	951,206
CSX Corp.
05/30/2042	4.750%	168,000	172,627
11/01/2066	4.250%	638,000	571,591
Total			1,695,424
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	172,000	163,382
02/01/2047	4.450%	200,000	177,027
01/15/2048	4.650%	1,358,000	1,236,368
Total			1,576,777
Technology 1.1%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	2,360,000	2,172,088
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	3.132%	1,430,000	1,432,458
Oracle Corp.
11/15/2047	4.000%	545,000	528,051
Total			4,132,597
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	1,150,000	1,134,286
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	453,501
FedEx Corp.
04/01/2046	4.550%	1,550,000	1,457,918
Total			1,911,419
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	1,515,000	1,544,547
Wirelines 0.7%
AT&T, Inc.
03/01/2037	5.250%	940,000	956,816
03/01/2047	5.450%	745,000	762,391

Columbia Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	1,021,084
Total			2,740,291
Total Corporate Bonds & Notes (Cost $83,356,174)			81,258,032

Foreign Government Obligations(h) 1.3%

Mexico 0.9%
Mexico Government International Bond
03/08/2044	4.750%	250,000	236,030
Petroleos Mexicanos
09/21/2023	4.625%	639,000	608,097
03/13/2027	6.500%	2,367,000	2,272,490
06/15/2035	6.625%	435,000	393,560
Total			3,510,177
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	220,000	279,375
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	500,212
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	275,000	355,049
Uruguay 0.1%
Uruguay Government International Bond
11/20/2045	4.125%	165,000	154,055
Total Foreign Government Obligations (Cost $4,917,950)			4,798,868

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	109,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.3%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,126,446
Total Municipal Bonds (Cost $964,373)			1,235,470

Residential Mortgage-Backed Securities - Agency 36.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	372,152	392,005
09/01/2025- 10/01/2029	7.500%	21,871	23,987
11/01/2025- 12/01/2035	7.000%	215,611	246,758
06/01/2026	8.000%	259	281
06/01/2043	4.000%	3,788,499	3,913,106
01/01/2046- 08/01/2046	3.500%	3,600,018	3,640,672
Federal Home Loan Mortgage Corp.(d)
02/13/2049	4.000%	7,500,000	7,681,494
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	9,053,621	9,010,905
10/01/2029	7.500%	9,539	10,965
12/01/2029- 02/01/2030	8.000%	63,924	71,499
07/01/2038	6.000%	1,374,533	1,506,603
01/01/2040	5.500%	1,974,771	2,113,693
09/01/2040	5.000%	1,453,145	1,548,846
05/01/2043- 11/01/2046	3.500%	17,270,490	17,446,414
11/01/2045- 02/01/2048	4.000%	4,898,772	5,035,779
Federal National Mortgage Association(d)
02/19/2034	2.500%	4,100,000	4,034,936
02/19/2034- 02/13/2049	3.000%	7,478,000	7,391,612
02/19/2034- 02/13/2049	3.500%	13,000,000	13,119,160
02/13/2049	4.000%	13,500,000	13,818,516
02/13/2049	4.500%	4,800,000	4,988,812
02/13/2049	5.000%	7,000,000	7,363,727
Federal National Mortgage Association(i)
08/01/2040	4.500%	3,633,565	3,819,286

6	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(j)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.490%	1,583,616	307,066
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.490%	4,337,369	769,983
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.640%	1,787,931	358,802
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.590%	1,956,661	338,633
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.690%	2,406,658	457,023
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.640%	3,119,616	580,350
Government National Mortgage Association(b)
07/20/2021- 07/20/2022	3.750%	12,137	12,289
04/20/2022- 04/20/2028	3.625%	29,525	29,808
Government National Mortgage Association
11/15/2022- 08/15/2029	7.000%	67,353	71,306
05/15/2023- 12/15/2031	6.500%	66,713	72,510
06/15/2025- 01/15/2030	8.000%	110,835	122,071
04/15/2026- 03/15/2030	7.500%	90,485	91,816
03/20/2028	6.000%	30,109	33,237
06/15/2030	9.000%	13,687	14,337
Government National Mortgage Association(d)
02/21/2049	3.500%	11,740,000	11,888,814
02/21/2049	4.500%	4,000,000	4,153,125
Government National Mortgage Association(b),(j)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.697%	1,954,759	322,851
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	3.157%	8,760,475	1,265,600
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.697%	1,891,225	355,868
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.697%	2,793,415	533,940
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.697%	1,664,077	282,988
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.647%	1,917,341	294,124
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.697%	2,244,922	377,668
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.697%	2,198,310	412,822
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.697%	1,640,871	296,216
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.747%	2,478,033	429,614
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.697%	2,139,614	357,240
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.697%	1,839,495	259,007
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.647%	4,161,102	713,329

Columbia Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.647%	2,495,470	358,331
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.697%	2,141,258	396,898
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.697%	2,929,924	443,653
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.536%	4,300,000	679,937
Total Residential Mortgage-Backed Securities - Agency (Cost $134,122,073)			134,260,312

Residential Mortgage-Backed Securities - Non-Agency 22.9%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,715,105	1,682,856
American Mortgage Trust(c),(e),(k)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	2,342	1,420
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-1 Class A1
04/27/2048	3.258%	2,741,785	2,737,814
CMO Series 2019-1 Class A1
11/25/2048	3.920%	2,700,000	2,710,693
Angel Oak Mortgage Trust I LLC(a),(c),(e),(k)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	968,832
Angel Oak Mortgage Trust LLC(a),(e)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	2,377,271	2,358,993
Arroyo Mortgage Trust(a),(e)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,268,356	1,283,316
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	865,772	877,640
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	643,960	642,671
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	29,319	29,293
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	1,193,279	1,188,514
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,042,832	2,046,783
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	3,233,218	3,241,624
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.460%	3,000,000	2,998,380
CIM Trust(a),(e)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,821,170	1,802,251
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.585%	2,132,187	2,116,153
Citigroup Mortgage Loan Trust(a),(e)
CMO Series 2015-A Class A4
06/25/2058	4.250%	285,595	290,707
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	889,230	871,055
COLT 2019-1 Mortgage Loan Trust(a),(e)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	1,000,000	999,999
COLT Mortgage Loan Trust(a),(e)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	717,437	699,976
CMO Series 2017-2 Class A3A
10/25/2047	2.773%	669,781	663,959
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	1,611,786	1,602,755
CMO Series 2018-3 Class A1
10/26/2048	3.692%	913,751	919,612
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	2,343,233	2,312,692
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	3,810,395	3,614,672
Legacy Mortgage Asset Trust(a),(c),(k)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,100,000	1,093,510

8	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(e)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	640,830	628,220
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	617,355	604,822
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,720,966	1,737,928
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	774,435	778,152
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,647,043	1,644,603
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	921,102	918,382
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	764,566	760,380
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	4.060%	2,000,000	1,993,251
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	1,727,313	1,718,153
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	950,212	947,246
PRPM LLC(a),(d),(e)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,500,000	1,497,690
RCO V Mortgage LLC(a),(e)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,942,105	1,937,169
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	2,149,317	2,165,118
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,002,920	988,346
Towd Point Mortgage Trust(a),(e)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	3,634,216	3,629,972
Vendee Mortgage Trust(e),(j)
CMO Series 1998-1 Class 2IO
03/15/2028	0.235%	1,352,233	7,739
CMO Series 1998-3 Class IO
03/15/2029	0.060%	1,763,472	1,699
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXX LLC(a),(e)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,595,365	1,584,180
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	1,142,151	1,136,974
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	6,743,745	6,715,613
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(e)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	1,000,000	998,154
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	1,000,000	1,000,000
Verus Securitization Trust(a),(e)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	386,400	380,963
CMO Series 2018-2 Class A3
06/01/2058	3.830%	2,498,681	2,512,133
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	2,317,963	2,334,937
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	1,753,277	1,730,930
CMO Series 2018-1 Class A1
02/25/2048	2.929%	2,725,897	2,700,903
CMO Series 2018-1 Class A2
02/25/2048	3.031%	2,535,719	2,512,029
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $85,814,629)			85,321,856

U.S. Treasury Obligations 1.6%

U.S. Treasury
08/15/2048	3.000%	530,000	529,116
U.S. Treasury(l)
STRIPS
02/15/2040	0.000%	9,861,000	5,344,200
Total U.S. Treasury Obligations (Cost $4,193,409)			5,873,316

Options Purchased Calls 0.0%
Value ($)
(Cost $52,500)	67,168

Columbia Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(m),(n)	16,915,473	16,913,781
Total Money Market Funds (Cost $16,913,781)		16,913,781
Total Investments in Securities (Cost: $452,679,356)		451,259,774
Other Assets & Liabilities, Net		(77,880,001)
Net Assets		373,379,773
At January 31, 2019, securities and/or cash totaling $1,247,913 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	169	03/2019	USD	20,697,219	585,855	—
U.S. Treasury 5-Year Note	457	03/2019	USD	52,490,734	930,914	—
U.S. Ultra Treasury Bond	66	03/2019	USD	10,634,250	572,711	—
Total					2,089,480	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(112)	03/2019	EUR	(18,555,040)	—	(507,223)
U.S. Long Bond	(42)	03/2019	USD	(6,160,875)	—	(306,889)
U.S. Treasury 2-Year Note	(15)	03/2019	USD	(3,184,922)	—	(22,296)
Total					—	(836,408)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	10,000,000	10,000,000	2.50	06/19/2019	52,500	67,168

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(15,000,000)	(15,000,000)	3.25	02/28/2019	(80,625)	(8)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $202,258,556, which represents 54.17% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.
10	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $2,063,762, which represents 0.55% of total net assets.
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	10,597,693	142,722,940	(136,405,160)	16,915,473	518	—	217,754	16,913,781
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	75,407,804	899,748	—	76,307,552
Commercial Mortgage-Backed Securities - Agency	—	5,681,760	—	—	5,681,760
Commercial Mortgage-Backed Securities - Non-Agency	—	39,540,822	—	—	39,540,822
Common Stocks
Consumer Staples	26	—	—	—	26
Financials	811	—	—	—	811
Total Common Stocks	837	—	—	—	837
Corporate Bonds & Notes	—	81,258,032	—	—	81,258,032
Foreign Government Obligations	—	4,798,868	—	—	4,798,868
Municipal Bonds	—	1,235,470	—	—	1,235,470
Residential Mortgage-Backed Securities - Agency	—	134,260,312	—	—	134,260,312
Residential Mortgage-Backed Securities - Non-Agency	—	83,258,094	2,063,762	—	85,321,856
U.S. Treasury Obligations	529,116	5,344,200	—	—	5,873,316
Options Purchased Calls	—	67,168	—	—	67,168
Money Market Funds	—	—	—	16,913,781	16,913,781
Total Investments in Securities	529,953	430,852,530	2,963,510	16,913,781	451,259,774
Investments in Derivatives
Asset
Futures Contracts	2,089,480	—	—	—	2,089,480
Liability
Futures Contracts	(836,408)	—	—	—	(836,408)
Options Contracts Written	—	(8)	—	—	(8)
Total	1,783,025	430,852,522	2,963,510	16,913,781	452,512,838
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
12	Columbia Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2019 ($)
Asset-Backed Securities — Non-Agency	1,799,100	-	-	(252)	900,000	-	-	(1,799,100)	899,748
Residential Mortgage-Backed Securities — Non-Agency	4,792,672	200	-	8,890	2,053,467	(545)	-	(4,790,922)	2,063,762
Total	6,591,772	200	-	8,638	2,953,467	(545)	-	(6,590,022)	2,963,510
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2019 was $8,638, which is comprised of Asset-Backed Securities — Non-Agency of $(252) and Residential Mortgage-Backed Securities — Non-Agency of $8,890.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Bond Fund | Quarterly Report 2019	13

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A	69,959	1,024,899
Lions Gate Entertainment Corp., Class B	108,730	1,906,037
Total		2,930,936
Media 0.7%
Criteo SA, ADR(a)	88,875	2,212,988
Liberty Latin America Ltd., Class C(a)	110,954	1,939,476
Total		4,152,464
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	50,216	2,391,788
Total Communication Services		9,475,188
Consumer Discretionary 9.9%
Auto Components 1.8%
Cooper Tire & Rubber Co.	123,996	4,364,659
Gentherm, Inc.(a)	84,716	3,605,513
Modine Manufacturing Co.(a)	197,107	2,883,676
Total		10,853,848
Automobiles 0.5%
Thor Industries, Inc.	44,190	2,877,653
Distributors 0.1%
Educational Development Corp.	105,571	834,011
Diversified Consumer Services 0.4%
Carriage Services, Inc.	119,070	2,315,911
Household Durables 3.1%
Cavco Industries, Inc.(a)	14,797	2,460,593
Ethan Allen Interiors, Inc.	234,190	4,444,926
Hamilton Beach Brands Holding Co.	86,565	2,262,809
Hooker Furniture Corp.	73,300	2,108,841
Lifetime Brands, Inc.	134,967	1,313,229
TRI Pointe Group, Inc.(a)	465,669	6,263,248
Total		18,853,646
Leisure Products 0.6%
Acushnet Holdings Corp.	46,203	1,062,207
Malibu Boats, Inc., Class A(a)	63,142	2,560,408
Total		3,622,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.4%
Hudson’s Bay Co.	394,926	2,446,591
Specialty Retail 1.9%
Aaron’s, Inc.	103,621	5,187,267
Children’s Place, Inc. (The)	31,140	3,013,107
Signet Jewelers Ltd.	97,370	2,371,933
Vitamin Shoppe, Inc.(a)	181,136	836,848
Total		11,409,155
Textiles, Apparel & Luxury Goods 1.1%
Skechers U.S.A., Inc., Class A(a)	124,380	3,379,405
Steven Madden Ltd.	94,027	3,069,981
Total		6,449,386
Total Consumer Discretionary		59,662,816
Consumer Staples 3.5%
Food & Staples Retailing 1.9%
Andersons, Inc. (The)	116,255	4,074,738
Smart & Final Stores, Inc.(a)	480,626	2,898,175
SpartanNash Co.	109,223	2,266,377
Weis Markets, Inc.	50,011	2,426,534
Total		11,665,824
Food Products 1.1%
Fresh Del Monte Produce, Inc.	132,376	4,233,384
Hain Celestial Group, Inc. (The)(a)	121,533	2,227,700
Total		6,461,084
Personal Products 0.5%
Inter Parfums, Inc.	45,802	3,044,001
Total Consumer Staples		21,170,909
Energy 5.6%
Energy Equipment & Services 1.3%
Dawson Geophysical Co.(a)	587,384	2,296,671
Natural Gas Services Group, Inc.(a)	131,415	2,169,662
ProPetro Holding Corp.(a)	184,570	3,015,874
Total		7,482,207
Columbia Small Cap Value Fund I | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.3%
Callon Petroleum Co.(a)	404,681	3,294,103
Carrizo Oil & Gas, Inc.(a)	202,465	2,486,270
Delek U.S. Holdings, Inc.	147,863	4,807,026
Jagged Peak Energy, Inc.(a)	367,552	3,870,322
Laredo Petroleum, Inc.(a)	648,488	2,464,254
Pacific Ethanol, Inc.(a)	752,827	963,619
Range Resources Corp.	396,320	4,371,410
SM Energy Co.	192,390	3,774,692
Total		26,031,696
Total Energy		33,513,903
Financials 35.8%
Banks 21.2%
BancFirst Corp.	88,274	4,738,548
BankUnited, Inc.	191,126	6,461,970
Banner Corp.	85,251	4,649,590
Boston Private Financial Holdings, Inc.	288,187	3,342,969
Bridge Bancorp, Inc.	81,327	2,504,058
Brookline Bancorp, Inc.	290,763	4,323,646
Capital City Bank Group, Inc.	163,509	3,924,216
CenterState Bank Corp.	175,089	4,342,207
Columbia Banking System, Inc.	129,333	4,752,988
Community Trust Bancorp, Inc.	72,237	2,933,545
Fidelity Southern Corp.	147,581	4,495,317
First BanCorp	625,690	6,663,598
First Citizens BancShares Inc., Class A	14,827	6,042,447
First Financial Corp.	91,920	3,811,922
First of Long Island Corp. (The)	157,890	3,271,481
Heritage Financial Corp.	79,053	2,449,062
Hilltop Holdings, Inc.	251,430	4,628,826
Iberiabank Corp.	104,400	7,714,116
Investors Bancorp, Inc.	559,212	6,788,834
National Bank Holdings Corp., Class A	102,110	3,263,436
Northrim BanCorp, Inc.	117,920	3,906,690
OFG Bancorp	256,310	4,967,288
Popular, Inc.	115,905	6,329,572
Sierra Bancorp	68,542	1,823,217
Texas Capital Bancshares, Inc.(a)	78,710	4,586,432
Towne Bank	193,189	5,015,186
Common Stocks (continued)
Issuer	Shares	Value ($)
UMB Financial Corp.	99,260	6,388,374
Union Bankshares Corp.	106,774	3,369,787
Total		127,489,322
Capital Markets 1.3%
GAIN Capital Holdings, Inc.	331,960	2,147,781
INTL FCStone, Inc.(a)	85,575	3,271,532
Moelis & Co., ADR, Class A	58,322	2,551,588
Total		7,970,901
Consumer Finance 1.1%
Enova International, Inc.(a)	76,252	1,757,609
FirstCash, Inc.	54,668	4,506,283
Total		6,263,892
Insurance 5.7%
American Equity Investment Life Holding Co.	173,821	5,444,074
Crawford & Co., Class A	194,814	1,864,370
Employers Holdings, Inc.	101,054	4,281,658
FBL Financial Group, Inc., Class A	63,516	4,460,093
Global Indemnity Ltd	80,318	2,642,462
Heritage Insurance Holdings, Inc.	185,361	2,691,442
Horace Mann Educators Corp.	82,141	3,421,173
National Western Life Group, Inc., Class A	12,904	3,913,783
Protective Insurance Corp., Class B	116,806	2,152,735
United Fire Group, Inc.	66,870	3,477,240
Total		34,349,030
Thrifts & Mortgage Finance 6.5%
HomeStreet, Inc.(a)	204,498	5,004,066
MGIC Investment Corp.(a)	828,490	10,339,555
Provident Financial Holdings, Inc.	154,750	2,630,750
Radian Group, Inc.	556,020	10,697,825
Washington Federal, Inc.	140,763	4,094,795
Western New England Bancorp, Inc.	368,979	3,413,056
WSFS Financial Corp.	64,422	2,716,676
Total		38,896,723
Total Financials		214,969,868

2	Columbia Small Cap Value Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 4.2%
Biotechnology 2.4%
Atara Biotherapeutics, Inc.(a)	57,170	2,172,460
Coherus Biosciences, Inc.(a)	212,320	2,857,827
Dynavax Technologies Corp.(a)	282,479	3,112,919
Immunomedics, Inc.(a)	192,700	2,850,033
Novavax, Inc.(a)	581,410	1,360,499
Puma Biotechnology, Inc.(a)	64,289	1,792,377
Total		14,146,115
Health Care Equipment & Supplies 0.5%
Quotient Ltd.(a)	212,563	1,904,565
Sientra, Inc.(a)	92,979	1,033,926
Total		2,938,491
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc.(a)	69,230	3,255,195
BioDelivery Sciences International, Inc.(a)	464,759	2,147,186
TherapeuticsMD, Inc.(a)	501,280	2,631,720
Total		8,034,101
Total Health Care		25,118,707
Industrials 13.8%
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.(a)	118,420	4,674,037
Building Products 1.5%
Apogee Enterprises, Inc.	93,297	3,178,629
Resideo Technologies, Inc.(a)	82,810	1,816,023
Universal Forest Products, Inc.	131,340	4,047,899
Total		9,042,551
Commercial Services & Supplies 1.4%
Herman Miller, Inc.	124,460	4,260,266
Unifirst Corp.	29,115	4,030,389
Total		8,290,655
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	81,341	1,874,097
Electrical Equipment 0.7%
Encore Wire Corp.	74,586	4,020,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.2%
DMC Global Inc	46,412	1,602,142
EnPro Industries, Inc.	42,019	2,775,355
Global Brass & Copper Holdings, Inc.	144,630	4,373,611
Gorman-Rupp Co.	87,675	3,029,171
ITT, Inc.	51,360	2,699,482
Kennametal, Inc.	109,840	4,127,787
LB Foster Co., Class A	120,611	2,155,318
Lydall, Inc.(a)	87,344	2,316,363
Mueller Industries, Inc.	124,402	3,223,256
Standex International Corp.	38,284	2,855,221
Wabash National Corp.	157,940	2,201,684
Total		31,359,390
Professional Services 0.6%
Korn/Ferry International	79,305	3,616,308
Road & Rail 1.9%
Heartland Express, Inc.	148,500	2,971,485
Marten Transport Ltd.	174,950	3,385,282
Schneider National, Inc., Class B	102,820	2,183,897
Werner Enterprises, Inc.	91,939	3,026,632
Total		11,567,296
Trading Companies & Distributors 1.4%
Houston Wire & Cable Co.(a)	292,716	1,835,330
Textainer Group Holdings Ltd.(a)	318,860	4,151,557
Transcat, Inc.(a)	103,790	2,324,896
Total		8,311,783
Total Industrials		82,756,302
Information Technology 9.3%
Communications Equipment 1.8%
Acacia Communications, Inc.(a)	74,977	3,262,249
Casa Systems, Inc.(a)	115,934	1,349,472
Digi International, Inc.(a)	150,781	1,788,262
Lumentum Holdings, Inc.(a)	89,480	4,376,467
Total		10,776,450

Columbia Small Cap Value Fund I | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.7%
AVX Corp.	258,048	4,580,352
MTS Systems Corp.	48,637	2,434,768
OSI Systems, Inc.(a)	36,510	3,274,582
Total		10,289,702
IT Services 1.5%
Carbonite, Inc.(a)	74,350	2,129,384
Consolidated Water Co., Ltd.	102,477	1,337,325
Mantech International Corp., Class A	58,187	3,280,001
TTEC Holdings, Inc.	67,327	2,250,742
Total		8,997,452
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.(a)	68,220	3,499,004
Cirrus Logic, Inc.(a)	122,560	4,553,104
MACOM Technology Solutions Holdings, Inc.(a)	238,171	4,294,223
MKS Instruments, Inc.	46,230	3,773,755
Photronics, Inc.(a)	211,365	2,259,492
Total		18,379,578
Software 0.6%
MicroStrategy, Inc., Class A(a)	28,190	3,577,029
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc.(a)	146,470	3,868,273
Total Information Technology		55,888,484
Materials 7.5%
Chemicals 1.3%
Flotek Industries, Inc.(a)	679,010	1,738,266
Livent Corp.(a)	272,607	3,451,205
Tronox Ltd., Class A	287,835	2,521,434
Total		7,710,905
Containers & Packaging 0.3%
Greif, Inc., Class A	47,479	1,851,681
Metals & Mining 4.4%
Allegheny Technologies, Inc.(a)	195,447	5,353,293
Ampco-Pittsburgh Corp.(a)	267,320	930,274
Capstone Mining Corp.(a)	4,768,038	2,104,693
Century Aluminum Co.(a)	289,964	2,667,669
Commercial Metals Co.	284,840	4,970,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Ferroglobe PLC	494,333	1,132,023
Olympic Steel, Inc.	161,318	3,108,598
Schnitzer Steel Industries, Inc., Class A	142,790	3,455,518
Universal Stainless & Alloy Products, Inc.(a)	155,193	2,782,610
Total		26,505,136
Paper & Forest Products 1.5%
Domtar Corp.	58,910	2,762,879
Louisiana-Pacific Corp.	260,718	6,356,305
Total		9,119,184
Total Materials		45,186,906
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.0%
Chesapeake Lodging Trust	178,434	5,081,800
CoreCivic, Inc.	44,810	890,375
Farmland Partners, Inc.	619,230	3,473,880
GEO Group, Inc. (The)	140,160	3,160,608
Highwoods Properties, Inc.	105,220	4,663,350
Mack-Cali Realty Corp.	269,190	5,545,314
PotlatchDeltic Corp.	95,568	3,524,548
RLJ Lodging Trust	333,220	6,181,231
SITE Centers Corp.	210,665	2,753,392
Sunstone Hotel Investors, Inc.	450,275	6,438,933
Total		41,713,431
Real Estate Management & Development 0.6%
Legacy Housing Corp.(a)	133,374	1,867,236
St. Joe Co. (The)(a)	127,890	1,989,968
Total		3,857,204
Total Real Estate		45,570,635
Utilities 0.5%
Gas Utilities 0.5%
Southwest Gas Holdings, Inc.	39,765	3,114,395
Total Utilities		3,114,395
Total Common Stocks (Cost $455,489,994)		596,428,113

4	Columbia Small Cap Value Fund I | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(b),(c)	712,960	712,889
Total Money Market Funds (Cost $712,889)		712,889
Total Investments in Securities (Cost: $456,202,883)		597,141,002
Other Assets & Liabilities, Net		3,629,925
Net Assets		600,770,927
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	949,669	141,518,999	(141,755,708)	712,960	(1,226)	—	87,926	712,889
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Small Cap Value Fund I | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	9,475,188	—	—	—	9,475,188
Consumer Discretionary	59,662,816	—	—	—	59,662,816
Consumer Staples	21,170,909	—	—	—	21,170,909
Energy	33,513,903	—	—	—	33,513,903
Financials	214,969,868	—	—	—	214,969,868
Health Care	25,118,707	—	—	—	25,118,707
Industrials	82,756,302	—	—	—	82,756,302
Information Technology	55,888,484	—	—	—	55,888,484
Materials	45,186,906	—	—	—	45,186,906
Real Estate	45,570,635	—	—	—	45,570,635
Utilities	3,114,395	—	—	—	3,114,395
Total Common Stocks	596,428,113	—	—	—	596,428,113
Money Market Funds	—	—	—	712,889	712,889
Total Investments in Securities	596,428,113	—	—	712,889	597,141,002
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Small Cap Value Fund I | Quarterly Report 2019

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2020	1.375%	11,000,000	10,867,169
02/29/2020	1.250%	9,015,000	8,889,721
02/29/2020	1.375%	9,253,000	9,137,250
03/31/2020	1.125%	4,716,000	4,639,990
03/31/2020	1.375%	8,644,000	8,528,799
04/30/2020	1.375%	5,675,000	5,596,453
04/30/2020	2.375%	2,500,000	2,495,610
05/31/2020	1.500%	921,000	908,933
05/31/2020	2.500%	7,104,000	7,102,657
06/15/2020	1.500%	3,501,000	3,453,782
07/15/2020	1.500%	5,731,000	5,649,734
07/31/2020	1.625%	4,545,000	4,486,345
07/31/2020	2.625%	9,328,000	9,344,764
08/15/2020	2.625%	5,175,000	5,184,094
08/15/2020	8.750%	8,400,000	9,183,714
09/15/2020	1.375%	6,088,000	5,981,948
09/30/2020	1.375%	4,149,000	4,073,784
09/30/2020	2.000%	1,935,000	1,919,482
10/31/2020	1.375%	856,000	839,778
10/31/2020	1.750%	2,285,000	2,256,039
11/30/2020	1.625%	1,245,000	1,225,965
12/15/2020	1.875%	5,625,000	5,564,540
12/31/2020	1.750%	1,375,000	1,357,040
01/31/2021	1.375%	23,333,000	22,836,174
02/15/2021	2.250%	6,705,000	6,676,002
02/28/2021	1.125%	13,387,000	13,025,613
03/15/2021	2.375%	5,689,000	5,679,253
03/31/2021	1.250%	8,594,000	8,380,742
03/31/2021	2.250%	1,500,000	1,493,270
04/15/2021	2.375%	6,460,000	6,447,818
04/30/2021	1.375%	7,518,000	7,341,087
05/15/2021	3.125%	2,205,000	2,237,335
05/31/2021	1.375%	3,598,000	3,510,188
06/15/2021	2.625%	10,137,000	10,178,007
06/30/2021	1.125%	5,343,000	5,180,944
07/15/2021	2.625%	3,854,000	3,869,698
07/31/2021	1.125%	3,600,000	3,484,563
07/31/2021	2.250%	2,300,000	2,288,586
08/31/2021	1.125%	1,215,000	1,174,844
08/31/2021	2.000%	2,650,000	2,619,956
09/15/2021	2.750%	640,000	644,995
10/15/2021	2.875%	2,993,000	3,026,119
10/31/2021	1.250%	1,302,000	1,260,838
11/15/2021	2.875%	1,626,000	1,644,789
11/30/2021	1.750%	2,431,000	2,385,271
11/30/2021	1.875%	1,232,000	1,212,895
01/31/2022	1.500%	3,651,000	3,552,617
01/31/2022	1.875%	2,200,000	2,164,290
02/15/2022	2.000%	3,000,000	2,962,002
02/28/2022	1.750%	9,964,000	9,762,730
03/31/2022	1.750%	5,679,000	5,561,321
04/30/2022	1.750%	3,320,000	3,249,438
05/31/2022	1.875%	5,857,000	5,752,376
06/30/2022	1.750%	14,618,000	14,295,566
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2022	2.125%	6,412,000	6,347,624
07/31/2022	1.875%	2,811,000	2,758,769
07/31/2022	2.000%	2,630,000	2,591,955
08/15/2022	1.625%	3,725,000	3,623,109
08/31/2022	1.875%	5,303,000	5,201,533
09/30/2022	1.750%	4,941,000	4,822,957
09/30/2022	1.875%	6,120,000	6,002,065
10/31/2022	1.875%	2,532,000	2,481,328
10/31/2022	2.000%	4,646,000	4,573,428
11/30/2022	2.000%	7,409,000	7,291,782
12/31/2022	2.125%	6,523,000	6,447,330
01/31/2023	1.750%	3,340,000	3,252,653
01/31/2023	2.375%	8,219,000	8,200,633
02/28/2023	1.500%	12,587,000	12,130,366
03/31/2023	1.500%	9,898,000	9,530,320
03/31/2023	2.500%	4,278,000	4,288,083
04/30/2023	2.750%	904,000	915,233
05/15/2023	1.750%	10,140,000	9,853,282
05/31/2023	1.625%	8,775,000	8,480,631
05/31/2023	2.750%	3,539,000	3,584,297
06/30/2023	1.375%	7,958,000	7,603,414
06/30/2023	2.625%	6,836,000	6,888,706
07/31/2023	1.250%	3,432,000	3,258,459
08/15/2023	2.500%	3,323,000	3,330,380
08/31/2023	1.375%	692,000	660,111
08/31/2023	2.750%	1,832,000	1,857,076
09/30/2023	1.375%	4,418,000	4,210,938
09/30/2023	2.875%	1,967,000	2,004,378
10/31/2023	1.625%	889,000	856,534
10/31/2023	2.875%	3,399,000	3,464,388
11/15/2023	2.750%	3,757,000	3,808,508
11/30/2023	2.125%	3,030,000	2,986,213
11/30/2023	2.875%	4,657,000	4,750,587
12/31/2023	2.250%	2,569,000	2,545,779
02/15/2024	2.750%	3,580,000	3,630,302
03/31/2024	2.125%	5,818,000	5,724,843
05/15/2024	2.500%	3,886,000	3,893,084
07/31/2024	2.125%	10,143,000	9,966,008
08/15/2024	2.375%	8,476,000	8,434,982
11/15/2024	2.250%	12,973,000	12,810,486
11/30/2024	2.125%	346,000	339,376
12/31/2024	2.250%	5,757,000	5,683,938
02/15/2025	2.000%	7,074,000	6,877,469
02/28/2025	2.750%	839,000	851,117
03/31/2025	2.625%	2,277,000	2,293,520
04/30/2025	2.875%	244,000	249,272
05/15/2025	2.125%	4,157,000	4,064,998
05/31/2025	2.875%	3,918,000	4,002,132
06/30/2025	2.750%	3,280,000	3,327,064
07/31/2025	2.875%	2,468,000	2,521,999
08/15/2025	2.000%	7,278,000	7,052,642
08/31/2025	2.750%	4,848,000	4,916,493
10/31/2025	3.000%	3,111,000	3,203,788
11/15/2025	2.250%	7,923,000	7,788,177
11/30/2025	2.875%	2,416,000	2,469,659
Columbia U.S. Treasury Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2026	1.625%	7,532,000	7,092,659
02/15/2026	6.000%	3,073,000	3,755,846
08/15/2026	1.500%	6,156,000	5,713,220
11/15/2026	2.000%	10,471,000	10,053,802
02/15/2027	2.250%	4,315,000	4,212,135
05/15/2027	2.375%	7,925,000	7,805,374
08/15/2027	2.250%	7,202,000	7,010,406
11/15/2027	2.250%	8,740,000	8,493,931
02/15/2028	2.750%	8,150,000	8,237,594
05/15/2028	2.875%	7,901,000	8,064,621
08/15/2028	2.875%	5,914,000	6,036,330
11/15/2028	5.250%	2,293,000	2,804,687
02/15/2029	5.250%	1,357,000	1,665,725
05/15/2030	6.250%	1,377,000	1,853,949
02/15/2031	5.375%	1,250,000	1,593,678
02/15/2036	4.500%	3,420,000	4,234,993
05/15/2038	4.500%	2,360,000	2,954,188
02/15/2039	3.500%	7,599,000	8,351,084
11/15/2039	4.375%	2,197,000	2,707,965
02/15/2040	4.625%	555,000	706,850
05/15/2040	4.375%	2,173,000	2,680,969
02/15/2041	4.750%	1,113,000	1,443,802
05/15/2041	4.375%	852,000	1,052,858
08/15/2041	3.750%	2,049,000	2,320,811
02/15/2042	3.125%	568,000	583,868
11/15/2042	2.750%	5,800,000	5,572,359
02/15/2043	3.125%	5,575,000	5,712,703
05/15/2043	2.875%	4,744,000	4,651,841
08/15/2043	3.625%	2,570,000	2,856,170
11/15/2043	3.750%	5,367,000	6,084,168
02/15/2044	3.625%	3,185,000	3,542,394
05/15/2044	3.375%	3,305,000	3,531,071
08/15/2044	3.125%	3,062,000	3,136,928
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2044	3.000%	4,402,000	4,410,759
02/15/2045	2.500%	2,894,000	2,632,761
05/15/2045	3.000%	4,084,000	4,092,289
08/15/2045	2.875%	3,940,000	3,852,993
11/15/2045	3.000%	2,500,000	2,503,799
02/15/2046	2.500%	4,812,000	4,362,116
05/15/2046	2.500%	2,470,000	2,237,308
08/15/2046	2.250%	4,052,000	3,477,264
11/15/2046	2.875%	4,526,000	4,419,665
02/15/2047	3.000%	4,515,000	4,518,905
05/15/2047	3.000%	4,533,000	4,530,303
08/15/2047	2.750%	1,952,000	1,855,124
11/15/2047	2.750%	4,171,000	3,961,350
02/15/2048	3.000%	4,880,000	4,869,989
05/15/2048	3.125%	4,976,000	5,089,056
08/15/2048	3.000%	7,161,000	7,149,054
Total U.S. Treasury Obligations (Cost $754,518,781)			753,772,830

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(a),(b)	6,735,889	6,735,215
Total Money Market Funds (Cost $6,735,215)		6,735,215
Total Investments in Securities (Cost: $761,253,996)		760,508,045
Other Assets & Liabilities, Net		2,569,280
Net Assets		763,077,325

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	2,439,997	85,525,557	(81,229,665)	6,735,889	(105)	170	59,091	6,735,215
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
2	Columbia U.S. Treasury Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	753,772,830	—	—	—	753,772,830
Money Market Funds	—	—	—	6,735,215	6,735,215
Total Investments in Securities	753,772,830	—	—	6,735,215	760,508,045
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia U.S. Treasury Index Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	27,425
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
Total		27,425
Total Financials		27,425
Total Common Stocks (Cost $1,077,470)		27,425

Corporate Bonds & Notes 90.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Alcoa, Inc.
04/15/2021	5.400%	408,000	418,391
Bombardier, Inc.(e)
01/15/2023	6.125%	150,000	145,059
12/01/2024	7.500%	477,000	462,559
Northrop Grumman Corp.
01/15/2028	3.250%	20,490,000	19,815,940
TransDigm, Inc.(e),(f)
03/15/2026	6.250%	860,000	873,407
TransDigm, Inc.
06/15/2026	6.375%	1,120,000	1,079,828
Total			22,795,184
Automotive 0.6%
Delphi Technologies PLC(e)
10/01/2025	5.000%	258,000	221,204
Ford Motor Co.
12/08/2046	5.291%	8,036,000	6,423,223
IHO Verwaltungs GmbH PIK(e)
09/15/2023	4.500%	204,000	194,463
Total			6,838,890
Banking 14.7%
American Express Co.
08/01/2022	2.500%	9,590,000	9,380,554
02/27/2023	3.400%	4,365,000	4,378,335
Bank of America Corp.(g)
01/20/2028	3.824%	14,325,000	14,251,398
12/20/2028	3.419%	10,400,000	10,031,143
Capital One Financial Corp.
01/31/2028	3.800%	11,255,000	10,887,974
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One NA
08/08/2022	2.650%	4,812,000	4,675,729
Citigroup, Inc.
05/01/2026	3.400%	5,115,000	4,992,005
10/21/2026	3.200%	13,345,000	12,824,612
Goldman Sachs Group, Inc. (The)(g)
05/01/2029	4.223%	22,873,000	22,994,250
JPMorgan Chase & Co.(g)
12/05/2029	4.452%	27,740,000	29,027,552
Morgan Stanley
07/27/2026	3.125%	1,855,000	1,778,435
Morgan Stanley(g)
01/23/2030	4.431%	9,004,000	9,350,789
Washington Mutual Bank(b),(d),(h)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	28,695,000	27,415,031
Total			161,997,332
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	553,000	525,630
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(e)
12/15/2023	5.750%	545,000	560,854
05/15/2026	5.875%	499,000	499,806
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	494,000	461,941
Core & Main LP(e)
08/15/2025	6.125%	434,000	413,641
James Hardie International Finance DAC(e)
01/15/2028	5.000%	204,000	183,696
Total			2,119,938
Cable and Satellite 2.7%
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	326,936
05/01/2025	5.375%	341,000	343,264
02/15/2026	5.750%	481,000	488,708
05/01/2027	5.125%	465,000	449,973
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,800,000	5,525,092
Columbia Corporate Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(e)
12/15/2021	5.125%	182,000	181,574
07/15/2023	5.375%	576,000	583,175
10/15/2025	10.875%	260,000	299,636
05/15/2026	5.500%	710,000	704,102
04/15/2027	5.500%	229,000	224,030
02/01/2028	5.375%	231,000	222,353
04/01/2028	7.500%	536,000	550,010
02/01/2029	6.500%	37,000	37,509
DISH DBS Corp.
11/15/2024	5.875%	531,000	440,839
07/01/2026	7.750%	788,000	678,387
Intelsat Jackson Holdings SA(e)
10/15/2024	8.500%	271,000	274,099
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	445,000	413,763
Sirius XM Radio, Inc.(e)
07/15/2026	5.375%	832,000	824,880
Sky PLC(e)
09/16/2024	3.750%	11,122,000	11,338,278
Time Warner Cable LLC
09/15/2042	4.500%	2,940,000	2,469,285
Unitymedia GmbH(e)
01/15/2025	6.125%	260,000	267,768
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	794,000	806,446
Virgin Media Finance PLC(e)
01/15/2025	5.750%	590,000	581,060
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	530,000	522,007
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	610,000	561,683
Ziggo BV(e)
01/15/2027	5.500%	376,000	354,497
Total			29,469,354
Chemicals 1.0%
Alpha 2 BV(e)
06/01/2023	8.750%	405,000	387,115
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	425,276
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	397,000	375,262
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	198,861
Chemours Co. (The)
05/15/2023	6.625%	295,000	305,234
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DowDuPont, Inc.
11/15/2038	5.319%	4,286,000	4,622,434
INEOS Group Holdings SA(e)
08/01/2024	5.625%	349,000	335,024
LYB International Finance BV
03/15/2044	4.875%	955,000	914,977
Platform Specialty Products Corp.(e)
02/01/2022	6.500%	372,000	378,045
12/01/2025	5.875%	774,000	773,358
PQ Corp.(e)
11/15/2022	6.750%	1,045,000	1,093,867
12/15/2025	5.750%	359,000	339,660
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	614,000	613,091
Total			10,762,204
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	336,000	328,420
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	326,000	327,918
United Rentals North America, Inc.
09/15/2026	5.875%	454,000	460,576
12/15/2026	6.500%	170,000	176,510
05/15/2027	5.500%	345,000	344,726
Total			1,638,150
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2020	8.750%	252,000	245,809
12/01/2022	7.875%	443,000	429,710
09/01/2023	7.625%	167,000	138,385
frontdoor, Inc.(e)
08/15/2026	6.750%	144,000	142,945
Total			956,849
Consumer Products 0.2%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	140,000	136,154
01/15/2027	7.750%	159,000	162,688
Mattel, Inc.(e)
12/31/2025	6.750%	300,000	283,378
Prestige Brands, Inc.(e)
03/01/2024	6.375%	428,000	426,241
Resideo Funding, Inc.(e)
11/01/2026	6.125%	70,000	71,978
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	271,668

2	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
11/15/2022	6.625%	385,000	394,645
07/15/2025	5.750%	704,000	694,160
Total			2,440,912
Diversified Manufacturing 0.9%
Apergy Corp.
05/01/2026	6.375%	479,000	471,708
CFX Escrow Corp.(e),(f)
02/15/2024	6.000%	76,000	76,000
02/15/2026	6.375%	91,000	91,000
Gates Global LLC/Co.(e)
07/15/2022	6.000%	268,000	269,697
Stevens Holding Co., Inc.(e)
10/01/2026	6.125%	86,000	87,052
United Technologies Corp.
11/16/2028	4.125%	7,515,000	7,730,410
Welbilt, Inc.
02/15/2024	9.500%	68,000	72,770
WESCO Distribution, Inc.
12/15/2021	5.375%	775,000	783,533
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	394,000	418,667
Total			10,000,837
Electric 21.0%
AEP Texas, Inc.
10/01/2047	3.800%	7,750,000	7,067,171
AES Corp.
03/15/2023	4.500%	320,000	321,500
05/15/2026	6.000%	216,000	228,769
Calpine Corp.
01/15/2025	5.750%	230,000	216,766
Calpine Corp.(e)
06/01/2026	5.250%	309,000	293,810
Clearway Energy Operating LLC
08/15/2024	5.375%	655,000	614,309
09/15/2026	5.000%	181,000	157,858
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,246,031
11/15/2025	3.600%	11,314,000	11,173,944
02/15/2027	2.950%	16,721,000	15,581,062
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	841,702
DTE Energy Co.
06/01/2024	3.500%	5,917,000	5,865,895
10/01/2026	2.850%	25,086,000	23,294,985
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
10/15/2023	3.950%	8,133,000	8,352,014
08/15/2027	3.150%	11,890,000	11,373,915
Edison International
09/15/2022	2.400%	5,838,000	5,305,825
Emera U.S. Finance LP
06/15/2026	3.550%	13,000,000	12,365,717
06/15/2046	4.750%	7,383,000	7,192,511
Indiana Michigan Power Co.
07/01/2047	3.750%	5,595,000	5,157,460
Mississippi Power Co.
03/30/2028	3.950%	14,219,000	14,033,684
NextEra Energy Operating Partners LP(e)
09/15/2027	4.500%	425,000	387,121
NRG Energy, Inc.
01/15/2027	6.625%	471,000	498,686
Pacific Gas & Electric Co.
02/15/2024	3.750%	1,295,000	1,076,135
03/15/2027	3.300%	8,376,000	6,703,757
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	282,000	278,210
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	20,509,771
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,617,182
Southern California Edison Co.
10/01/2043	4.650%	295,000	282,513
Southern Co. (The)
07/01/2026	3.250%	6,718,000	6,424,363
07/01/2046	4.400%	6,840,000	6,650,806
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	466,000	432,632
Vistra Energy Corp.
11/01/2024	7.625%	244,000	259,399
Vistra Operations Co. LLC(e)
09/01/2026	5.500%	159,000	161,081
Vistra Operations Co., LLC(e),(f)
02/15/2027	5.625%	408,000	410,134
WEC Energy Group, Inc.
06/15/2025	3.550%	12,284,000	12,290,879
Xcel Energy, Inc.
03/15/2022	2.600%	3,561,000	3,495,656
06/01/2025	3.300%	2,430,000	2,403,596
12/01/2026	3.350%	28,063,000	27,406,943
Total			231,973,792

Columbia Corporate Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(e)
03/01/2023	5.375%	43,000	40,182
Finance Companies 2.4%
Avolon Holdings Funding Ltd.(e)
01/15/2023	5.500%	437,000	446,269
10/01/2023	5.125%	322,000	326,171
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	11,718,676
11/15/2035	4.418%	11,450,000	10,215,575
iStar, Inc.
04/01/2022	6.000%	422,000	419,470
Navient Corp.
07/26/2021	6.625%	258,000	265,152
06/15/2022	6.500%	248,000	253,623
01/25/2023	5.500%	481,000	464,370
10/25/2024	5.875%	326,000	306,449
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	576,000	508,273
Quicken Loans, Inc.(e)
05/01/2025	5.750%	526,000	507,644
01/15/2028	5.250%	150,000	136,603
Springleaf Finance Corp.
03/15/2023	5.625%	339,000	335,436
03/15/2025	6.875%	337,000	322,171
Total			26,225,882
Food and Beverage 6.3%
Anheuser-Busch Companies LLC/ InBev Worldwide, Inc.(e)
02/01/2046	4.900%	17,956,000	17,109,357
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	6,900,000	7,253,922
B&G Foods, Inc.
04/01/2025	5.250%	491,000	481,271
Bacardi Ltd.(e)
05/15/2048	5.300%	14,015,000	12,658,993
Conagra Brands, Inc.
11/01/2048	5.400%	6,630,000	6,272,935
FAGE International SA/U.S.A. Dairy Industry, Inc.(e)
08/15/2026	5.625%	367,000	316,581
JM Smucker Co. (The)
12/06/2019	2.200%	4,135,000	4,110,380
Kraft Heinz Foods Co.
06/01/2046	4.375%	12,428,000	10,702,111
Molson Coors Brewing Co.
07/15/2026	3.000%	1,290,000	1,199,788
07/15/2046	4.200%	5,492,000	4,842,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	100,853
08/15/2026	5.000%	488,000	462,296
03/01/2027	5.750%	587,000	575,621
01/15/2028	5.625%	209,000	200,628
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,016,304
Tyson Foods, Inc.
06/02/2047	4.550%	1,395,000	1,277,718
Total			69,581,411
Gaming 0.5%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	308,625
04/01/2026	6.375%	127,000	129,579
08/15/2026	6.000%	291,000	292,001
Eldorado Resorts, Inc.
04/01/2025	6.000%	498,000	500,790
Eldorado Resorts, Inc.(e)
09/15/2026	6.000%	210,000	209,634
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	560,925
02/15/2025	6.500%	357,000	371,713
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	106,822
09/01/2026	4.500%	122,000	115,612
01/15/2028	4.500%	191,000	176,604
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
02/01/2027	5.750%	207,000	209,022
MGM Resorts International
10/01/2020	6.750%	616,000	643,613
03/15/2023	6.000%	281,000	291,433
Penn National Gaming, Inc.(e)
01/15/2027	5.625%	221,000	208,122
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	117,000	116,412
Scientific Games International, Inc.
12/01/2022	10.000%	523,000	550,458
Scientific Games International, Inc.(e)
10/15/2025	5.000%	597,000	565,497
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	141,000	143,303
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	201,813	51,967
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	201,000	195,439
Total			5,747,571

4	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 5.2%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	353,000	347,735
Avantor, Inc.(e)
10/01/2025	9.000%	306,000	315,229
Becton Dickinson and Co.
06/06/2027	3.700%	14,840,000	14,468,377
Cardinal Health, Inc.
06/15/2047	4.368%	9,660,000	8,253,948
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	433,000	413,337
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	235,000	224,690
CVS Health Corp.
07/20/2022	3.500%	3,955,000	3,992,632
03/25/2048	5.050%	11,740,000	12,065,409
DaVita, Inc.
07/15/2024	5.125%	382,000	377,805
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,374,511
Halfmoon Parent, Inc.(e)
12/15/2048	4.900%	5,525,000	5,650,694
HCA, Inc.
02/01/2025	5.375%	429,000	443,630
02/15/2026	5.875%	335,000	353,432
09/01/2028	5.625%	428,000	443,102
02/01/2029	5.875%	184,000	192,789
McKesson Corp.
02/16/2028	3.950%	1,995,000	1,957,506
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	465,000	461,328
Polaris Intermediate Corp. PIK(e)
12/01/2022	8.500%	206,000	199,294
Sotera Health Holdings LLC(e)
05/15/2023	6.500%	474,000	479,622
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	645,296
04/01/2022	8.125%	129,000	135,131
06/15/2023	6.750%	109,000	107,335
07/15/2024	4.625%	362,000	354,927
08/01/2025	7.000%	334,000	322,960
Tenet Healthcare Corp.(e),(f)
02/01/2027	6.250%	345,000	350,458
Total			56,931,177
Healthcare Insurance 0.5%
Aetna, Inc.
08/15/2047	3.875%	862,000	738,307
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/2024	6.125%	324,000	339,734
01/15/2025	4.750%	91,000	92,165
Centene Corp.(e)
06/01/2026	5.375%	618,000	640,839
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,005,000	2,896,709
WellCare Health Plans, Inc.
04/01/2025	5.250%	286,000	291,000
WellCare Health Plans, Inc.(e)
08/15/2026	5.375%	375,000	382,860
Total			5,381,614
Home Construction 0.2%
Lennar Corp.
12/15/2021	6.250%	271,000	282,480
04/30/2024	4.500%	562,000	552,407
11/15/2024	5.875%	195,000	200,596
Meritage Homes Corp.
06/01/2025	6.000%	509,000	501,256
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2021	5.250%	355,000	355,444
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	18,000	17,357
Total			1,909,540
Independent Energy 1.4%
California Resources Corp.(e)
12/15/2022	8.000%	129,000	104,249
Callon Petroleum Co.
07/01/2026	6.375%	645,000	647,167
Canadian Natural Resources Ltd.
06/01/2027	3.850%	2,825,000	2,770,848
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	574,000	567,170
Centennial Resource Production LLC(e)
01/15/2026	5.375%	454,000	437,127
Chaparral Energy, Inc.(e)
07/15/2023	8.750%	171,000	133,425
Chesapeake Energy Corp.
10/01/2026	7.500%	233,000	224,544
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	575,000	553,023
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	565,000	600,875
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	178,000	164,908
02/01/2026	5.625%	90,000	74,977

Columbia Corporate Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.
02/15/2025	6.750%	726,000	558,128
Hess Corp.
04/01/2047	5.800%	1,870,000	1,832,420
Indigo Natural Resources LLC(e)
02/15/2026	6.875%	207,000	181,109
Jagged Peak Energy LLC(e)
05/01/2026	5.875%	411,000	401,333
Matador Resources Co.
09/15/2026	5.875%	406,000	406,852
MEG Energy Corp.(e)
01/15/2025	6.500%	100,000	98,241
Noble Energy, Inc.
11/15/2043	5.250%	2,148,000	2,038,046
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	166,998
01/15/2025	5.375%	195,000	193,578
08/15/2025	5.250%	352,000	348,467
10/15/2027	5.625%	369,000	366,176
PDC Energy, Inc.
09/15/2024	6.125%	371,000	362,531
QEP Resources, Inc.
03/01/2026	5.625%	208,000	199,725
SM Energy Co.
06/01/2025	5.625%	85,000	81,212
09/15/2026	6.750%	619,000	609,592
WPX Energy, Inc.
01/15/2022	6.000%	140,000	142,632
09/15/2024	5.250%	737,000	726,475
06/01/2026	5.750%	241,000	239,928
Total			15,231,756
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2042	4.450%	2,986,000	2,484,209
Leisure 0.1%
AMC Entertainment, Inc.
02/15/2022	5.875%	124,000	124,024
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	169,964
Viking Cruises Ltd.(e)
09/15/2027	5.875%	369,000	360,895
Total			654,883
Life Insurance 5.4%
American International Group, Inc.
07/10/2025	3.750%	3,970,000	3,933,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,975,000	4,626,717
Five Corners Funding Trust(e)
11/15/2023	4.419%	16,440,000	17,090,235
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	5,735,000	5,750,163
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	4,162,000	4,206,825
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	16,462,000	16,175,495
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	2,270,000	2,410,170
05/15/2047	4.270%	2,781,000	2,721,762
Voya Financial, Inc.
06/15/2046	4.800%	2,365,000	2,334,809
Total			59,249,299
Media and Entertainment 1.1%
21st Century Fox America, Inc.
09/15/2044	4.750%	4,328,000	4,704,939
Fox Corp.(e)
01/25/2039	5.476%	3,264,000	3,431,828
Match Group, Inc.
06/01/2024	6.375%	280,000	292,700
Netflix, Inc.(e)
11/15/2028	5.875%	726,000	737,133
05/15/2029	6.375%	598,000	613,794
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	551,000	557,669
Warner Media LLC
12/15/2043	5.350%	2,270,000	2,308,150
Total			12,646,213
Metals and Mining 0.5%
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	558,000	587,425
Constellium NV(e)
03/01/2025	6.625%	491,000	488,116
02/15/2026	5.875%	531,000	508,943
Freeport-McMoRan, Inc.
11/14/2024	4.550%	515,000	493,678
03/15/2043	5.450%	719,000	618,631
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(e)
12/15/2023	7.375%	183,000	185,287

6	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	162,000	166,172
01/15/2025	7.625%	530,000	544,544
Novelis Corp.(e)
08/15/2024	6.250%	128,000	128,753
09/30/2026	5.875%	656,000	633,159
Teck Resources Ltd.(e)
06/01/2024	8.500%	214,000	230,769
Teck Resources Ltd.
07/15/2041	6.250%	673,000	701,468
Total			5,286,945
Midstream 5.4%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	266,000	268,377
Cheniere Energy Partners LP(e)
10/01/2026	5.625%	419,000	419,986
DCP Midstream Operating LP
07/15/2025	5.375%	211,000	215,192
04/01/2044	5.600%	230,000	207,310
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	223,597
Energy Transfer Equity LP
03/15/2023	4.250%	260,000	262,638
06/01/2027	5.500%	316,000	326,930
Enterprise Products Operating LLC
02/15/2045	5.100%	3,609,000	3,781,683
02/15/2048	4.250%	1,979,000	1,866,597
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	708,000	718,168
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	9,076,000	8,805,989
Kinder Morgan, Inc.
02/15/2046	5.050%	4,999,000	4,920,906
MPLX LP
04/15/2048	4.700%	4,750,000	4,340,455
NGPL PipeCo LLC(e)
08/15/2027	4.875%	127,000	125,984
12/15/2037	7.768%	109,000	129,845
NuStar Logistics LP
04/28/2027	5.625%	247,000	239,786
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	2,095,000	2,023,552
06/15/2044	4.700%	10,770,000	9,614,885
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	432,000	421,126
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	2,260,000	2,142,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
01/15/2023	4.875%	116,000	115,623
02/15/2026	5.500%	225,000	222,086
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	62,000	62,268
01/15/2028	5.500%	291,000	284,070
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	252,887
02/01/2027	5.375%	778,000	753,926
01/15/2028	5.000%	912,000	857,948
Targa Resources Partners LP/Finance Corp.(e)
07/15/2027	6.500%	65,000	67,012
01/15/2029	6.875%	173,000	179,931
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	606,000	554,724
Western Gas Partners LP
08/15/2048	5.500%	2,768,000	2,589,766
Williams Companies, Inc. (The)
09/15/2045	5.100%	12,559,000	12,555,320
Total			59,551,436
Natural Gas 2.3%
NiSource Finance Corp.
03/30/2048	3.950%	4,840,000	4,360,187
NiSource, Inc.
05/15/2047	4.375%	9,120,000	8,809,975
Sempra Energy
06/15/2024	3.550%	4,015,000	3,924,032
06/15/2027	3.250%	7,000,000	6,480,026
02/01/2028	3.400%	1,795,000	1,674,042
Total			25,248,262
Oil Field Services 0.2%
Calfrac Holdings LP(e)
06/15/2026	8.500%	212,000	159,562
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	124,000	117,180
Nabors Industries, Inc.
02/01/2025	5.750%	824,000	716,953
SESI LLC
09/15/2024	7.750%	412,000	325,625
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	119,070	119,629
Transocean Pontus Ltd.(e)
08/01/2025	6.125%	102,000	102,377
Transocean Poseidon Ltd.(e),(f)
02/01/2027	6.875%	104,000	105,820

Columbia Corporate Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2023	8.250%	243,000	155,601
Total			1,802,747
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	145,754
Other Industry 0.0%
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	465,000	444,900
WeWork Companies, Inc.(e)
05/01/2025	7.875%	195,000	176,622
Total			621,522
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	160,165
03/15/2027	5.375%	571,000	573,453
Total			733,618
Packaging 0.3%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	192,845
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(e)
05/15/2023	4.625%	213,000	213,747
02/15/2025	6.000%	718,000	698,154
Berry Global, Inc.
07/15/2023	5.125%	480,000	481,302
BWAY Holding Co.(e)
04/15/2024	5.500%	210,000	205,082
Flex Acquisition Co., Inc.(e)
07/15/2026	7.875%	275,000	261,206
Multi-Color Corp.(e)
11/01/2025	4.875%	132,000	125,389
Novolex (e)
01/15/2025	6.875%	97,000	90,797
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	719,078	721,721
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	382,552
Total			3,372,795
Pharmaceuticals 2.9%
AbbVie, Inc.
05/14/2025	3.600%	985,000	973,040
11/14/2048	4.875%	6,520,000	6,238,284
Amgen, Inc.
06/15/2051	4.663%	7,980,000	7,873,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(e)
12/01/2021	5.625%	259,000	259,065
05/15/2023	5.875%	633,000	619,468
03/15/2024	7.000%	66,000	69,425
04/15/2025	6.125%	438,000	413,442
11/01/2025	5.500%	207,000	205,900
04/01/2026	9.250%	405,000	434,865
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	243,000	234,168
Celgene Corp.
02/20/2048	4.550%	1,965,000	1,875,781
Gilead Sciences, Inc.
03/01/2047	4.150%	3,230,000	3,056,891
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	550,000	549,173
Mylan NV
06/15/2046	5.250%	585,000	519,503
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,230,257
Total			31,553,168
Property & Casualty 2.3%
Acrisure LLC/Finance, Inc.(e)
02/15/2024	8.125%	82,000	83,437
Alleghany Corp.
06/27/2022	4.950%	3,341,000	3,511,067
Alliant Holdings Intermediate LLC/Co-Issuer(e)
08/01/2023	8.250%	178,000	180,352
CNA Financial Corp.
05/15/2024	3.950%	13,546,000	13,469,262
HUB International Ltd.(e)
05/01/2026	7.000%	404,000	391,772
Liberty Mutual Insurance Co.(e)
Subordinated
10/15/2026	7.875%	6,470,000	7,736,619
Total			25,372,509
Railroads 1.1%
CSX Corp.
03/01/2048	4.300%	3,845,000	3,764,732
11/15/2048	4.750%	2,684,000	2,792,689
Union Pacific Corp.
09/10/2058	4.800%	5,575,000	5,772,059
Total			12,329,480
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	760,000	738,983

8	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(e)
02/15/2026	6.750%	363,000	339,430
McDonald’s Corp.
09/01/2048	4.450%	4,379,000	4,307,416
Total			5,385,829
Retailers 0.5%
L Brands, Inc.
11/01/2035	6.875%	196,000	169,050
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,865,000	4,359,385
Party City Holdings, Inc.(e)
08/15/2023	6.125%	88,000	89,214
Penske Automotive Group, Inc.
08/15/2020	3.750%	360,000	357,608
12/01/2024	5.375%	96,000	94,886
Total			5,070,143
Supermarkets 0.8%
Albertsons Companies LLC/Safeway, Inc.(e),(f)
03/15/2026	7.500%	147,000	147,563
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	132,000	123,534
Kroger Co. (The)
02/01/2047	4.450%	5,112,000	4,524,815
01/15/2048	4.650%	3,998,000	3,639,911
01/15/2049	5.400%	645,000	650,151
Total			9,085,974
Technology 2.2%
Ascend Learning LLC(e)
08/01/2025	6.875%	280,000	280,013
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	11,742,000	10,807,055
01/15/2028	3.500%	1,940,000	1,721,979
Camelot Finance SA(e)
10/15/2024	7.875%	831,000	855,876
CDK Global, Inc.
06/01/2027	4.875%	308,000	297,697
CommScope Technologies LLC(e)
06/15/2025	6.000%	272,000	256,195
03/15/2027	5.000%	166,000	141,700
Ensemble S Merger Sub, Inc.(e)
09/30/2023	9.000%	87,000	89,414
Equinix, Inc.
01/01/2022	5.375%	470,000	478,905
01/15/2026	5.875%	446,000	460,553
05/15/2027	5.375%	370,000	371,336
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(e)
08/15/2023	5.375%	218,000	222,239
01/15/2024	5.750%	895,000	922,378
Gartner, Inc.(e)
04/01/2025	5.125%	389,000	387,200
Informatica LLC(e)
07/15/2023	7.125%	331,000	333,524
International Business Machines Corp.
02/19/2046	4.700%	1,595,000	1,638,781
Iron Mountain, Inc.
08/15/2024	5.750%	308,000	306,291
Iron Mountain, Inc.(e)
09/15/2027	4.875%	316,000	291,666
NCR Corp.
07/15/2022	5.000%	243,000	239,099
12/15/2023	6.375%	509,000	511,122
PTC, Inc.
05/15/2024	6.000%	281,000	291,093
QUALCOMM, Inc.
05/20/2047	4.300%	1,615,000	1,471,296
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	613,000	573,157
Refinitiv US Holdings, Inc.(e)
11/15/2026	8.250%	461,000	432,161
Sensata Technologies UK Financing Co. PLC(e)
02/15/2026	6.250%	200,000	208,585
Symantec Corp.(e)
04/15/2025	5.000%	545,000	545,931
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	340,000	335,650
Verscend Escrow Corp.(e)
08/15/2026	9.750%	332,000	334,152
Total			24,805,048
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,173,602
Transportation Services 1.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	178,000	178,195
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	378,937
ERAC U.S.A. Finance LLC(e)
02/15/2045	4.500%	2,860,000	2,693,156
FedEx Corp.
04/01/2046	4.550%	12,675,000	11,922,003

Columbia Corporate Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(e)
06/01/2022	7.625%	544,000	543,254
United Parcel Service, Inc.
11/15/2047	3.750%	1,000,000	936,003
XPO Logistics, Inc.(e)
06/15/2022	6.500%	180,000	184,429
Total			16,835,977
Wireless 0.8%
Altice France SA(e)
05/01/2026	7.375%	889,000	857,826
02/01/2027	8.125%	303,000	297,464
Altice Luxembourg SA(e)
05/15/2022	7.750%	191,000	185,054
American Tower Corp.
07/15/2027	3.550%	3,105,000	2,980,682
SBA Communications Corp.
09/01/2024	4.875%	855,000	856,006
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	452,864
Sprint Corp.
09/15/2021	7.250%	275,000	288,668
06/15/2024	7.125%	316,000	324,324
03/01/2026	7.625%	742,000	770,719
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	792,000	840,761
02/01/2026	4.500%	515,000	502,697
02/01/2028	4.750%	324,000	310,602
Wind Tre SpA(e)
01/20/2026	5.000%	661,000	546,315
Total			9,213,982
Wirelines 1.9%
AT&T, Inc.
06/15/2045	4.350%	10,257,000	9,060,377
CenturyLink, Inc.
03/15/2022	5.800%	370,000	371,120
12/01/2023	6.750%	472,000	474,463
04/01/2025	5.625%	155,000	141,107
Frontier Communications Corp.
09/15/2022	10.500%	74,000	52,939
01/15/2023	7.125%	108,000	64,370
01/15/2025	6.875%	212,000	112,231
09/15/2025	11.000%	164,000	106,202
Frontier Communications Corp.(e)
04/01/2026	8.500%	168,000	152,325
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	425,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	291,000	253,098
Telefonica Emisiones SAU
03/08/2027	4.103%	2,870,000	2,852,826
Verizon Communications, Inc.
03/15/2055	4.672%	6,472,600	6,295,076
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	781,000	755,018
Total			21,116,315
Total Corporate Bonds & Notes (Cost $1,011,961,292)			996,307,915

Foreign Government Obligations(i) 0.1%

Mexico 0.1%
Petroleos Mexicanos
06/27/2044	5.500%	334,000	264,380
09/21/2047	6.750%	666,000	579,895
Total			844,275
Total Foreign Government Obligations (Cost $968,528)			844,275

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.753%	284,000	277,434
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.253%	177,252	176,809
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.253%	78,084	77,693
Total			254,502
Metals and Mining 0.0%
Big River Steel LLC(j),(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023		109,652	109,378

10	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.513%	109,113	107,848
Property & Casualty 0.0%
Hub International Ltd.(j),(k)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	123,380	118,792
Technology 0.1%
Ascend Learning LLC(j),(k),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	183,410	179,685
Financial & Risk US Holdings, Inc./Refinitiv(e),(j),(k)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	870,407	835,051
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd./Almonde/Tahoe(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	137,770	132,002
Total			1,146,738
Total Senior Loans (Cost $2,064,012)			2,014,692

Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(m),(n)	86,805,611	86,796,930
Total Money Market Funds (Cost $86,796,930)		86,796,930
Total Investments in Securities (Cost: $1,102,868,232)		1,085,991,237
Other Assets & Liabilities, Net		16,582,556
Net Assets		1,102,573,793

At January 31, 2019, securities and/or cash totaling $3,164,468 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	724	03/2019	USD	106,201,750	2,195,823	—
U.S. Treasury 2-Year Note	692	03/2019	USD	146,931,063	501,562	—
U.S. Treasury 5-Year Note	1,161	03/2019	USD	133,351,734	1,963,834	—
Total					4,661,219	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(792)	03/2019	USD	(96,995,250)	—	(1,398,788)
U.S. Treasury Ultra 10-Year Note	(663)	03/2019	USD	(86,645,813)	—	(2,948,591)
U.S. Ultra Treasury Bond	(823)	03/2019	USD	(132,605,875)	—	(6,048,917)
Total					—	(10,396,296)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
Columbia Corporate Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $172,136,577, which represents 15.61% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by the government.
(j)	The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	70,389,494	596,176,906	(579,760,789)	86,805,611	(2,534)	2,413	1,090,737	86,796,930
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
12	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Financials	27,425	—	—	—	27,425
Corporate Bonds & Notes	—	996,298,390	9,525	—	996,307,915
Foreign Government Obligations	—	844,275	—	—	844,275
Senior Loans	—	2,014,692	—	—	2,014,692
Money Market Funds	—	—	—	86,796,930	86,796,930
Total Investments in Securities	27,425	999,157,357	9,525	86,796,930	1,085,991,237
Investments in Derivatives
Asset
Futures Contracts	4,661,219	—	—	—	4,661,219
Liability
Futures Contracts	(10,396,296)	—	—	—	(10,396,296)
Total	(5,707,652)	999,157,357	9,525	86,796,930	1,080,256,160
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Corporate Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
14	Columbia Corporate Income Fund | Quarterly Report 2019

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 75.0%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	3,600	154,758
Proximus SADP	735	19,694
Telecom Italia SpA(a)	128,570	71,520
Telia Co. AB	5,142	22,379
Verizon Communications, Inc.(b)	14,313	788,074
Total		1,056,425
Entertainment 0.4%
21st Century Fox, Inc., Class B	955	46,852
Viacom, Inc., Class B(b)	30,958	910,785
Total		957,637
Interactive Media & Services 1.2%
Alphabet, Inc., Class A(a),(b)	1,418	1,596,512
Alphabet, Inc., Class C(a)	231	257,881
Baidu, Inc., ADR(a),(b)	3,654	630,790
Kakaku.com, Inc.	5,500	96,557
Scout24 AG(c)	310	14,541
TripAdvisor, Inc.(a),(b)	8,955	513,838
Total		3,110,119
Media 1.5%
Comcast Corp., Class A(b)	41,648	1,523,067
Interpublic Group of Companies, Inc. (The)(b)	42,143	958,753
Liberty Global PLC, Class C(a)	8,972	211,380
Quebecor, Inc., Class B	996	23,446
Tribune Media Co.	23,443	1,076,268
Total		3,792,914
Wireless Telecommunication Services 0.8%
China Mobile Ltd., ADR	5,298	277,986
Freenet AG	915	19,459
KDDI Corp.	31,600	789,515
NTT DoCoMo, Inc.	14,400	345,986
SoftBank Group Corp.	8,300	653,739
Total		2,086,685
Total Communication Services		11,003,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Auto Components 0.5%
Gentex Corp.	18,685	395,748
Lear Corp.	3,532	543,681
Linamar Corp	4,106	159,184
Magna International, Inc.	818	43,292
Total		1,141,905
Automobiles 0.1%
Fiat Chrysler Automobiles NV(a)	12,183	208,026
Peugeot SA	1,159	29,172
Total		237,198
Hotels, Restaurants & Leisure 2.4%
Autogrill SpA	13,056	117,310
Carnival Corp.(b)	20,745	1,194,497
Crown Resorts Ltd.	52,809	460,178
Darden Restaurants, Inc.(b)	11,979	1,256,956
Domino’s Pizza, Inc.(b)	379	107,534
Flight Centre Travel Group Ltd.	1,122	35,208
Genting Singapore Ltd.	545,300	446,882
GVC Holdings PLC	22,140	195,141
Las Vegas Sands Corp.	12,218	713,043
Melco Resorts & Entertainment Ltd., ADR	22,493	485,399
Unibet Group PLC	16,428	168,522
Wyndham Destinations, Inc.	13,688	576,812
Wyndham Hotels & Resorts, Inc.	7,113	349,177
Total		6,106,659
Household Durables 0.6%
Persimmon PLC	23,155	721,289
Sony Corp.	15,400	771,647
Total		1,492,936
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 2.1%
Booking Holdings, Inc.(a),(b)	673	1,233,481
eBay, Inc.(a),(b)	69,208	2,328,849
Expedia Group, Inc.	1,431	170,647
Rakuten, Inc.	122,100	921,829
ZOZO, Inc.	36,300	734,517
Total		5,389,323
Leisure Products 0.2%
Bandai Namco Holdings, Inc.	5,900	260,643
BRP, Inc.	5,150	148,235
Sankyo Co., Ltd.	2,400	93,014
Total		501,892
Multiline Retail 1.1%
Canadian Tire Corp., Ltd., Class A	268	30,483
Dollar Tree, Inc.(a)	2,588	250,596
Dollarama, Inc.	5,576	150,099
Kohl’s Corp.(b)	12,756	876,210
Macy’s, Inc.(b)	27,042	711,205
Nordstrom, Inc.(b)	9,467	439,363
Target Corp.(b)	6,413	468,149
Total		2,926,105
Specialty Retail 1.1%
ABC-Mart, Inc.	5,000	287,264
Advance Auto Parts, Inc.(b)	1,349	214,761
Best Buy Co., Inc.(b)	16,412	972,247
Gap, Inc. (The)(b)	27,507	699,778
Lowe’s Companies, Inc.	6,949	668,216
Total		2,842,266
Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	496	16,787
Hugo Boss AG	1,454	104,248
Li & Fung Ltd.	316,000	53,708
lululemon athletica, Inc.(a),(b)	6,787	1,003,186
Pandora A/S	13,086	566,584
Ralph Lauren Corp.(b)	8,228	955,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Swatch Group AG (The), Registered Shares	6,335	352,281
Tapestry, Inc.(b)	22,183	858,704
Total		3,911,098
Total Consumer Discretionary		24,549,382
Consumer Staples 5.6%
Beverages 1.9%
AmBev SA, ADR	116,305	559,427
Coca-Cola Amatil Ltd.	36,217	221,194
Coca-Cola European Partners PLC(b)	57,461	2,733,995
Heineken Holding NV	5,445	472,412
Molson Coors Brewing Co., Class B	5,846	389,402
PepsiCo, Inc.	3,393	382,289
Total		4,758,719
Food & Staples Retailing 1.1%
Axfood AB	1,516	26,539
Empire Co., Ltd., Class A	58,551	1,316,333
Kesko OYJ, Class B	427	24,545
Koninklijke Ahold Delhaize NV	15,093	397,681
Metro AG	15,679	264,975
Metro, Inc.	18,300	665,315
Walgreens Boots Alliance, Inc.	3,460	250,020
Total		2,945,408
Food Products 0.9%
Archer-Daniels-Midland Co.(b)	16,400	736,360
Chocoladefabriken Lindt & Spruengli AG	33	209,890
ConAgra Foods, Inc.(b)	3,720	80,501
Leroy Seafood Group ASA	29,445	234,402
Nomad Foods Ltd.(a)	41,420	759,228
Orkla	1,709	13,759
SalMar ASA	5,148	269,182
Suedzucker AG	732	11,881
Total		2,315,203
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A(b)	9,261	1,263,385
Unilever NV	10,580	566,136
Total		1,829,521

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.0%
Altria Group, Inc.	20,262	999,930
Imperial Brands PLC	22,787	754,657
Swedish Match AB	15,768	705,246
Total		2,459,833
Total Consumer Staples		14,308,684
Energy 4.6%
Energy Equipment & Services 0.3%
Apergy Corp.(a)	8,736	293,704
Cactus, Inc., Class A(a)	15,098	495,517
Total		789,221
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.	20,360	546,870
Chevron Corp.	9,305	1,066,818
Cimarex Energy Co.	7,957	599,480
ConocoPhillips	8,426	570,356
Diamondback Energy, Inc.	3,871	399,178
Enerplus Corp.	48,458	419,321
ENI SpA	23,325	395,287
Equinor ASA	6,678	152,659
HollyFrontier Corp.(b)	12,673	713,997
JXTG Holdings, Inc.	172,300	941,125
Kosmos Energy Ltd.(a)	49,345	253,140
Marathon Oil Corp.	21,227	335,174
Marathon Petroleum Corp.	3,668	243,042
Neste OYJ	6,866	629,806
Noble Energy, Inc.	16,433	367,113
Phillips 66(b)	15,208	1,450,995
Pioneer Natural Resources Co.(b)	3,951	562,306
Repsol SA	22,996	403,504
Royal Dutch Shell PLC, Class B	5,141	159,706
Total SA, ADR	13,761	753,140
Washington H Soul Pattinson & Co., Ltd.	4,797	92,003
Total		11,055,020
Total Energy		11,844,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.5%
Banks 4.1%
Banca Popolare dell’Emilia Romagna SC	15,342	51,909
Bank of America Corp.(b)	53,136	1,512,782
Bank of Ireland Group PLC	38,131	228,262
BB&T Corp.	8,326	406,309
Citigroup, Inc.(b)	21,730	1,400,716
Citizens Financial Group, Inc.	7,053	239,238
DNB ASA	14,926	264,312
East West Bancorp, Inc.	7,243	364,468
Fifth Third Bancorp	13,935	373,737
Huntington Bancshares, Inc.	50,903	673,956
JPMorgan Chase & Co.(b)	13,886	1,437,201
KeyCorp	44,656	735,484
PNC Financial Services Group, Inc. (The)	3,021	370,586
Regions Financial Corp.	34,209	518,950
Sumitomo Mitsui Financial Group, Inc.	5,600	208,331
SunTrust Banks, Inc.	7,075	420,396
UniCredit SpA	4,678	54,016
United Overseas Bank Ltd.	14,300	267,999
Wells Fargo & Co.(b)	19,722	964,603
Total		10,493,255
Capital Markets 0.9%
E*TRADE Financial Corp.	7,496	349,763
GAM Holding AG	3,360	14,637
Goldman Sachs Group, Inc. (The)	1,594	315,628
Moody’s Corp.	1,618	256,469
Morgan Stanley	8,572	362,596
S&P Global, Inc.	1,338	256,428
State Street Corp.	3,081	218,443
TD Ameritrade Holding Corp.	8,438	472,106
Total		2,246,070
Consumer Finance 1.0%
American Express Co.	2,673	274,517
Capital One Financial Corp.	2,688	216,626
Discover Financial Services	12,910	871,296
Navient Corp.	7,496	85,454

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SLM Corp.(a)	50,835	544,443
Synchrony Financial	21,250	638,350
Total		2,630,686
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	4,622	950,006
EXOR NV	1,609	102,765
Industrivarden AB, Class C	178	3,662
Jefferies Financial Group, Inc.(b)	31,002	645,151
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,900	50,677
Total		1,752,261
Insurance 3.5%
Aegon NV	57,497	294,965
Ageas	673	31,259
Alleghany Corp.	1,033	652,401
Allianz SE, Registered Shares	1,404	297,170
Allstate Corp. (The)	9,116	801,023
American International Group, Inc.	17,069	737,893
Aon PLC	4,150	648,355
ASR Nederland NV	10,059	424,389
Assicurazioni Generali SpA	673	11,782
Aviva PLC	56,893	309,005
Chubb Ltd.	5,047	671,503
Everest Re Group Ltd.	2,292	502,063
Marsh & McLennan Companies, Inc.	6,470	570,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	49	10,909
NN Group NV	2,129	89,969
Poste Italiane SpA(a)	2,272	19,540
Power Corp. of Canada	78,900	1,568,452
Swiss Life Holding AG, Registered Shares	152	62,561
Swiss Re AG	2,669	255,453
Talanx AG	2,020	74,958
Tokio Marine Holdings, Inc.	3,900	190,966
Travelers Companies, Inc. (The)	4,085	512,831
Unipol Gruppo SpA	15,871	72,627
UnipolSai SpA	5,311	13,252
Zurich Insurance Group AG	482	151,078
Total		8,974,993
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.3%
AGNC Investment Corp.(b)	75,563	1,353,333
Annaly Capital Management Inc(b)	196,757	2,054,143
Total		3,407,476
Total Financials		29,504,741
Health Care 7.1%
Biotechnology 2.0%
AbbVie, Inc.	9,553	767,010
Amgen, Inc.(b)	8,130	1,521,204
Biogen, Inc.(a)	620	206,944
Galapagos NV(a)	99	10,176
Gilead Sciences, Inc.(b)	27,047	1,893,561
Swedish Orphan Biovitrum AB(a)	10,368	244,752
United Therapeutics Corp.(a),(b)	3,289	379,320
Total		5,022,967
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.(b)	5,132	372,019
DiaSorin SpA	1,670	152,823
Elekta AB, Class B	730	9,754
GN Store Nord	8,195	352,808
Medtronic PLC	290	25,633
Varian Medical Systems, Inc.(a),(b)	8,003	1,056,636
William Demant Holding AS(a)	8,184	257,977
Total		2,227,650
Health Care Providers & Services 1.6%
Anthem, Inc.	2,356	713,868
Cigna Corp.(b)	5,112	1,021,429
CVS Health Corp.	12,543	822,194
Laboratory Corp. of America Holdings(a)	1,747	243,444
McKesson Corp.	4,570	586,102
Medipal Holdings Corp.	2,200	50,778
Suzuken Co., Ltd.	1,400	73,508
UnitedHealth Group, Inc.	2,658	718,192
Total		4,229,515

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.(b)	16,587	1,261,441
ICON PLC(a)	2,220	310,533
Illumina, Inc.(a),(b)	35	9,793
IQVIA Holdings, Inc.(a)	4,767	614,991
Total		2,196,758
Pharmaceuticals 1.7%
H Lundbeck A/S	5,298	232,068
Jazz Pharmaceuticals PLC(a),(b)	5,213	656,265
Johnson & Johnson(b)	12,407	1,651,124
Merck & Co., Inc.(b)	3,079	229,170
Novartis AG, ADR	5,106	446,877
Novo Nordisk A/S, Class B	12,974	605,098
Pfizer, Inc.	14,801	628,302
Total		4,448,904
Total Health Care		18,125,794
Industrials 14.2%
Aerospace & Defense 0.9%
Boeing Co. (The)	3,242	1,250,180
Curtiss-Wright Corp.	1,498	170,053
United Technologies Corp.	7,347	867,460
Total		2,287,693
Air Freight & Logistics 0.8%
bpost SA	8,229	75,304
Expeditors International of Washington, Inc.(b)	20,824	1,443,104
United Parcel Service, Inc., Class B	4,323	455,644
Total		1,974,052
Airlines 2.6%
Air Canada(a)	65,476	1,478,499
Copa Holdings SA, Class A	1,714	162,573
Delta Air Lines, Inc.(b)	31,151	1,539,794
Deutsche Lufthansa AG, Registered Shares	53,344	1,346,929
easyJet	33,522	555,748
Southwest Airlines Co.	5,332	302,644
United Continental Holdings, Inc.(a),(b)	13,641	1,190,450
Total		6,576,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.3%
Masco Corp.	7,573	245,441
Owens Corning	9,302	487,332
Rockwool International A/S, Class B	344	91,981
Total		824,754
Commercial Services & Supplies 0.4%
KAR Auction Services, Inc.	22,843	1,188,064
Construction & Engineering 0.0%
WSP Global, Inc.	528	27,100
Electrical Equipment 1.3%
AMETEK, Inc.	12,432	906,293
Eaton Corp. PLC	9,345	712,556
Emerson Electric Co.	3,517	230,258
EnerSys	7,016	598,184
GrafTech International Ltd.	33,760	445,970
Signify NV	14,365	356,302
Total		3,249,563
Industrial Conglomerates 0.1%
Rheinmetall AG	2,886	299,214
Machinery 1.6%
Caterpillar, Inc.	3,928	523,053
Cummins, Inc.	938	137,989
Dover Corp.	7,234	635,362
Ingersoll-Rand PLC	2,509	251,000
ITT, Inc.	16,392	861,564
PACCAR, Inc.	4,845	317,444
Parker-Hannifin Corp.	4,959	817,293
Timken Co. (The)	13,230	563,466
Total		4,107,171
Professional Services 2.0%
Adecco Group AG, Registered Shares	29,397	1,470,072
Dun & Bradstreet Corp. (The)	4,290	620,934
ManpowerGroup, Inc.(b)	6,098	481,925
Randstad NV	7,681	370,217
Robert Half International, Inc.(b)	25,144	1,620,028
Teleperformance SA	2,727	469,135
Total		5,032,311

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.6%
Aurizon Holdings Ltd.	531,524	1,703,227
Canadian Pacific Railway Ltd.	100	20,496
Central Japan Railway Co.	300	64,837
ComfortDelGro Corp., Ltd.	117,200	203,370
CSX Corp.(b)	6,251	410,691
DSV A/S	16,910	1,346,599
Kyushu Railway Co.	2,700	92,184
Nippon Express Co., Ltd.	1,800	113,906
Norfolk Southern Corp.(b)	5,402	906,131
Old Dominion Freight Line, Inc.(b)	7,687	1,044,894
Union Pacific Corp.	5,582	887,929
Total		6,794,264
Trading Companies & Distributors 1.3%
Air Lease Corp.	4,888	185,450
Finning International, Inc.	944	17,889
HD Supply Holdings, Inc.(a)	20,782	871,597
Marubeni Corp.	184,800	1,440,442
Sumitomo Corp.	36,500	565,149
WESCO International, Inc.(a)	5,300	277,720
Total		3,358,247
Transportation Infrastructure 0.3%
Atlantia SpA	24,237	572,588
Kamigumi Co., Ltd.	4,700	104,049
Total		676,637
Total Industrials		36,395,707
Information Technology 11.2%
Communications Equipment 1.8%
Cisco Systems, Inc.(b)	65,378	3,091,726
F5 Networks, Inc.(a),(b)	6,003	966,183
Motorola Solutions, Inc.(b)	4,009	468,692
Telefonaktiebolaget LM Ericsson, Class B	3,330	29,574
Total		4,556,175
Electronic Equipment, Instruments & Components 1.1%
Arrow Electronics, Inc.(a),(b)	10,128	769,222
Avnet, Inc.	11,835	487,602
CDW Corp.	4,969	413,769
Flex Ltd.(a),(b)	56,088	539,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Hitachi Ltd.	1,400	44,042
Jabil, Inc.	6,353	169,307
TE Connectivity Ltd.(b)	3,536	286,239
Total		2,709,747
IT Services 3.0%
Alliance Data Systems Corp.	2,337	415,028
Amdocs Ltd.	6,727	375,905
AtoS	3,052	278,487
Broadridge Financial Solutions, Inc.(b)	12,381	1,248,376
Capgemini SE	6,081	671,531
CGI, Inc.(a)	25,015	1,653,832
DXC Technology Co.(b)	29,226	1,873,971
Equiniti Group PLC(c)	40,760	110,931
Leidos Holdings, Inc.(b)	10,352	600,416
Wirecard AG	2,928	484,946
Total		7,713,423
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc.	1,509	404,789
Dialog Semiconductor PLC(a)	1,207	35,271
KLA-Tencor Corp.	5,479	583,897
Marvell Technology Group Ltd.	43,804	811,688
Maxim Integrated Products, Inc.(b)	4,370	237,160
Qorvo, Inc.(a)	2,370	154,903
Teladoc Health, Inc.	1,532	74,437
Versum Materials, Inc.	15,929	585,710
Total		2,887,855
Software 2.7%
Adobe, Inc.(a),(b)	87	21,560
CDK Global, Inc.	11,381	556,645
Citrix Systems, Inc.(b)	12,530	1,284,826
Constellation Software, Inc.	1,300	970,209
Fortinet, Inc.(a),(b)	11,549	884,307
Microsoft Corp.(b)	15,472	1,615,741
Open Text Corp.	1,800	63,989
Oracle Corp.(b)	12,818	643,848
Software AG	4,464	161,971

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Temenos AG	4,345	585,042
Trend Micro, Inc.	700	37,245
Total		6,825,383
Technology Hardware, Storage & Peripherals 1.5%
Brother Industries Ltd.	19,700	332,457
Hewlett Packard Enterprise Co.	38,725	603,723
HP, Inc.	31,947	703,792
Konica Minolta, Inc.	10,200	102,704
NetApp, Inc.(b)	15,635	997,044
Seagate Technology PLC(b)	5,311	235,171
Xerox Corp.(b)	32,118	906,049
Total		3,880,940
Total Information Technology		28,573,523
Materials 3.6%
Chemicals 1.7%
Covestro AG	21,574	1,189,737
FMC Corp.	6,104	487,099
LyondellBasell Industries NV, Class A(b)	2,616	227,514
Methanex Corp.	6,755	368,095
Mosaic Co. (The)	26,251	847,382
Nutrien Ltd.	14,331	742,633
Showa Denko KK	300	10,076
Trinseo SA	8,486	416,238
Total		4,288,774
Construction Materials 0.1%
Cemex SAB de CV, ADR(a)	5,902	32,107
CRH PLC	11,305	324,725
Total		356,832
Containers & Packaging 0.6%
Avery Dennison Corp.	3,587	374,662
Graphic Packaging Holding Co.	60,774	733,542
WestRock Co.	15,007	610,935
Total		1,719,139
Metals & Mining 1.0%
ArcelorMittal	1,588	36,707
Boliden AB	8,018	200,088
Rio Tinto Ltd.	28,814	1,832,158
Rio Tinto PLC, ADR	6,046	340,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Salzgitter AG	1,626	48,985
Stornoway Diamond Corp.(a)	328,609	48,768
Total		2,506,914
Paper & Forest Products 0.2%
Holmen AB, Class B	2,803	59,961
UPM-Kymmene OYJ	1,263	36,516
West Fraser Timber Co., Ltd.	5,847	348,297
Total		444,774
Total Materials		9,316,433
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.5%
H&R Real Estate Investment Trust	28,100	474,553
Japan Prime Realty Investment Corp.	15	61,179
Nippon Building Fund, Inc.	29	187,644
Retail Properties of America, Inc., Class A	14,838	187,552
RioCan Real Estate Investment Trust	74,100	1,405,923
SL Green Realty Corp.	4,390	405,768
Smart Real Estate Investment Trust	37,100	940,241
United Urban Investment Corp.	33	52,688
Total		3,715,548
Real Estate Management & Development 0.3%
Hang Lung Group Ltd.	68,920	202,539
Jones Lang LaSalle, Inc.(b)	1,292	185,286
Kerry Properties Ltd.	46,500	193,139
Swire Pacific Ltd., Class A	13,500	159,883
Wharf Real Estate Investment Co., Ltd.	17,000	116,297
Total		857,144
Total Real Estate		4,572,692
Utilities 1.5%
Electric Utilities 0.8%
Chubu Electric Power Co., Inc.	10,300	163,034
Enel SpA	87,369	526,613
OGE Energy Corp.(b)	24,241	992,669
Ørsted A/S	3,211	230,891
Pinnacle West Capital Corp.(b)	661	58,247
Terna Rete Elettrica Nazionale SpA	11,980	73,663
Verbund AG	365	18,641
Total		2,063,758

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.2%
Italgas SpA	11,122	67,190
Tokyo Gas Co., Ltd.	10,900	286,618
UGI Corp.(b)	1,892	107,901
Total		461,709
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)(b)	8,796	144,166
Vistra Energy Corp(a)	8,438	211,878
Total		356,044
Multi-Utilities 0.4%
A2A SpA	277,102	504,936
Atco Ltd., Class I	3,490	110,362
E.ON SE	31,425	348,180
Total		963,478
Total Utilities		3,844,989
Total Common Stocks (Cost $180,212,315)		192,039,966

Limited Partnerships 0.1%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Viper Energy Partners LP	6,771	214,708
Total Energy		214,708
Total Limited Partnerships (Cost $131,500)		214,708

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Automobiles 0.2%
BMW AG	2,471	182,285
Porsche Automobil Holding SE	7,034	457,303
Total		639,588
Total Consumer Discretionary		639,588
Total Preferred Stocks (Cost $660,554)		639,588
Money Market Funds 17.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(d),(e)	44,547,536	44,543,082
Total Money Market Funds (Cost $44,543,082)		44,543,082
Total Investments (Cost $225,547,451)		237,437,344

Investments in securities sold short

Common Stocks (32.0)%
Issuer	Shares	Value ($)
Communication Services (1.3)%
Diversified Telecommunication Services (0.2)%
Cogent Communications Group	(8,950)	(433,628)
Iliad SA	(166)	(19,019)
Singapore Telecommunications Ltd.	(6,200)	(13,940)
United Internet AG, Registered Shares	(1,737)	(68,771)
Total		(535,358)
Entertainment (0.3)%
Netflix, Inc.(a)	(1,504)	(510,608)
Sea Ltd., ADR(a)	(13,687)	(191,755)
Total		(702,363)
Interactive Media & Services (0.1)%
TripAdvisor, Inc.(a)	(4,332)	(248,570)
Media (0.6)%
Altice Europe NV, Class A(a)	(47,107)	(96,110)
Charter Communications, Inc., Class A(a)	(1,525)	(504,851)
Liberty Global PLC(a)	(4,147)	(97,703)
Meredith Corp.	(5,593)	(303,532)
Pearson PLC	(19,342)	(229,843)
Schibsted ASA, Class A	(6,717)	(235,264)
Telenet Group Holding NV	(1,629)	(75,365)
Total		(1,542,668)
Wireless Telecommunication Services (0.1)%
1&1 Drillisch AG	(2,709)	(112,494)
Millicom International Cellular SA, SDR	(2,656)	(166,141)
Total		(278,635)
Total Communication Services		(3,307,594)

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (3.8)%
Auto Components (0.2)%
Brembo SpA	(1,835)	(20,941)
Continental AG	(199)	(31,353)
Dorman Products, Inc.(a)	(4,295)	(369,155)
Pirelli & C SpA(a),(c)	(13,320)	(86,964)
Total		(508,413)
Automobiles (0.4)%
Ferrari NV	(3,868)	(480,806)
Tesla, Inc.(a)	(2,016)	(618,952)
Total		(1,099,758)
Distributors (0.1)%
LKQ Corp.(a)	(8,843)	(231,863)
Diversified Consumer Services (0.2)%
Chegg, Inc.(a)	(8,128)	(286,268)
Houghton Mifflin Harcourt Co.(a)	(24,501)	(256,526)
Total		(542,794)
Hotels, Restaurants & Leisure (0.8)%
Chipotle Mexican Grill, Inc.(a)	(366)	(193,837)
Choice Hotels International, Inc.	(3,867)	(306,112)
Cracker Barrel Old Country Store, Inc.	(2,103)	(351,790)
Norwegian Cruise Line Holdings Ltd.(a)	(5,055)	(259,978)
Shake Shack, Inc., Class A(a)	(4,470)	(213,487)
Texas Roadhouse, Inc.	(5,257)	(319,836)
Wynn Resorts Ltd.	(2,869)	(352,916)
Total		(1,997,956)
Household Durables (0.7)%
Husqvarna AB	(2,833)	(21,604)
Leggett & Platt, Inc.	(15,538)	(636,436)
Mohawk Industries, Inc.(a)	(891)	(114,752)
Newell Rubbermaid, Inc.	(42,633)	(904,246)
Whirlpool Corp.	(1,025)	(136,335)
Total		(1,813,373)
Internet & Direct Marketing Retail (0.7)%
Delivery Hero SE(a),(c)	(1,312)	(48,355)
MercadoLibre Inc	(1,716)	(624,624)
Ocado Group PLC(a)	(15,700)	(204,109)
Pinduoduo, Inc., ADR(a)	(7,151)	(208,881)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wayfair, Inc., Class A(a)	(2,013)	(220,343)
Zalando SE(a)	(12,060)	(367,873)
Total		(1,674,185)
Leisure Products (0.2)%
Amer Sports Oyj	(7,344)	(326,150)
Mattel, Inc.(a)	(10,458)	(123,823)
Total		(449,973)
Specialty Retail (0.3)%
Carvana Co.(a)	(7,535)	(279,925)
CECONOMY AG	(2,195)	(10,301)
Fielmann AG	(1,189)	(80,635)
Monro Muffler Brake, Inc.	(3,930)	(281,624)
Tiffany & Co.	(1,951)	(173,112)
Total		(825,597)
Textiles, Apparel & Luxury Goods (0.2)%
Canada Goose Holdings, Inc.(a)	(3,985)	(205,068)
Under Armour, Inc., Class A(a)	(18,644)	(386,677)
Total		(591,745)
Total Consumer Discretionary		(9,735,657)
Consumer Staples (1.0)%
Beverages (0.3)%
MGP Ingredients, Inc.	(4,090)	(293,621)
National Beverage Corp.	(2,962)	(248,334)
Treasury Wine Estates Ltd.	(20,422)	(229,830)
Total		(771,785)
Food & Staples Retailing (0.1)%
Casey’s General Stores, Inc.	(1,546)	(198,939)
Food Products (0.5)%
B&G Foods, Inc.	(4,415)	(117,704)
Calbee, Inc.	(7,000)	(225,414)
Cal-Maine Foods, Inc.	(5,017)	(211,617)
Campbell Soup Co.	(6,737)	(238,692)
General Mills, Inc.	(6,295)	(279,750)
Hain Celestial Group, Inc. (The)(a)	(9,442)	(173,072)
Total		(1,246,249)
Household Products (0.0)%
Kimberly-Clark de Mexico SAB de SV, Class A	(88,200)	(147,736)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products (0.1)%
Coty, Inc., Class A	(23,149)	(179,636)
Total Consumer Staples		(2,544,345)
Energy (3.9)%
Energy Equipment & Services (0.8)%
Core Laboratories NV	(2,499)	(168,583)
Halliburton Co.	(20,413)	(640,152)
John Wood Group PLC	(10,576)	(75,073)
National Oilwell Varco, Inc.	(5,955)	(175,553)
SBM Offshore NV	(7,386)	(121,907)
Subsea 7 SA	(3,964)	(44,998)
TechnipFMC PLC	(12,244)	(281,122)
Tenaris SA	(57,352)	(719,798)
Total		(2,227,186)
Oil, Gas & Consumable Fuels (3.1)%
Apache Corp.	(11,114)	(364,762)
Cameco Corp.	(24,593)	(297,972)
Cenovus Energy, Inc.	(23,551)	(183,898)
Cheniere Energy, Inc.(a)	(13,873)	(910,762)
Concho Resources, Inc.(a)	(3,925)	(470,372)
Delek US Holdings, Inc.	(11,587)	(376,693)
Devon Energy Corporation	(36,508)	(972,938)
Enbridge, Inc.	(18,831)	(688,060)
Encana Corp.	(8,975)	(61,612)
EQT Corp.	(609)	(11,857)
Hess Corp.	(15,665)	(845,910)
Keyera Corp.	(17,208)	(365,651)
Koninklijke Vopak NV	(4,763)	(242,111)
Matador Resources Co.(a)	(11,759)	(229,301)
Murphy Oil Corp.	(10,596)	(289,801)
Peyto Exploration & Development Corp.	(12,764)	(65,668)
PrairieSky Royalty, Ltd.	(27,849)	(402,279)
Range Resources Corp.	(17,589)	(194,007)
Seven Generations Energy Ltd., Class A(a)	(6,607)	(51,289)
Targa Resources Corp.	(18)	(774)
TransCanada Corp.	(5,088)	(216,342)
TransCanada Corp.	(4,786)	(203,540)

Common Stocks (continued)
Issuer	Shares	Value ($)
Whiting Petroleum Corp.(a)	(7,527)	(215,498)
Williams Companies, Inc. (The)	(8,727)	(235,018)
Total		(7,896,115)
Total Energy		(10,123,301)
Financials (4.0)%
Banks (2.0)%
Aozora Bank Ltd.	(5,200)	(160,162)
Banco Bilbao Vizcaya Argentaria SA	(23,506)	(139,099)
Banco Santander SA	(5,311)	(25,118)
Bankinter SA	(21,831)	(170,117)
Canadian Western Bank	(8,377)	(187,565)
Commonwealth Bank of Australia	(3,110)	(158,464)
Community Bank System, Inc.	(6,656)	(399,027)
Cullen/Frost Bankers, Inc.	(1,197)	(116,444)
CVB Financial Corp.	(13,504)	(295,873)
First Financial Bankshares, Inc.	(14,477)	(884,545)
First Republic Bank	(2,714)	(262,254)
Glacier Bancorp, Inc.	(8,385)	(353,679)
ICICI Bank Ltd., ADR	(17,447)	(178,134)
Independent Bank Corp.	(2,321)	(185,169)
Investors Bancorp, Inc.	(7,714)	(93,648)
Prosperity Bancshares, Inc.	(2,722)	(193,643)
Svenska Handelsbanken AB, Class A	(5,207)	(56,511)
Trustmark Corp.	(9,383)	(295,846)
UMB Financial Corp.	(1,764)	(113,531)
Unione di Banche Italiane SpA	(14,470)	(37,083)
United Bankshares, Inc.	(7,113)	(251,587)
Westamerica Bancorporation	(8,828)	(553,162)
Total		(5,110,661)
Capital Markets (1.5)%
China International Capital Corp., Ltd., Class H(c)	(84,400)	(169,221)
Cohen & Steers, Inc.	(5,579)	(209,938)
Credit Suisse Group AG, Registered Shares	(29,052)	(351,008)
Deutsche Bank AG	(193,066)	(1,711,736)
Factset Research Systems, Inc.	(1,079)	(235,902)
Focus Financial Partners, Inc., Class A(a)	(5,008)	(140,825)
KKR & Co., Inc., Class A	(9,831)	(220,706)
London Stock Exchange Group PLC	(2,883)	(173,148)
Macquarie Group Ltd.	(1,347)	(114,559)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MarketAxess Holdings, Inc.	(1,966)	(422,238)
St. James’s Place PLC	(8,273)	(101,781)
WisdomTree Investments, Inc.	(15,747)	(105,505)
Total		(3,956,567)
Consumer Finance (0.1)%
Acom Co., Ltd.	(14,100)	(49,431)
LendingClub Corp.(a)	(37,303)	(118,997)
Total		(168,428)
Diversified Financial Services (0.2)%
Element Fleet Management Corp.	(14,682)	(79,111)
FGL Holdings(a)	(27,474)	(217,319)
Voya Financial, Inc.	(4,157)	(193,010)
Total		(489,440)
Insurance (0.2)%
American Equity Investment Life Holding	(4,447)	(139,280)
Gjensidige Forsikring ASA	(586)	(10,096)
Hiscox, Ltd.	(10,015)	(186,264)
RLI Corp.	(3,214)	(212,156)
Total		(547,796)
Total Financials		(10,272,892)
Health Care (3.0)%
Biotechnology (1.9)%
Alnylam Pharmaceuticals, Inc.(a)	(9,525)	(795,623)
Biomarin Pharmaceutical, Inc.(a)	(11,505)	(1,129,446)
Genmab A/S(a)	(4,331)	(628,959)
Idorsia Ltd.(a)	(914)	(15,754)
Incyte Corp., Ltd.(a)	(12,509)	(1,008,100)
Moderna, Inc.(a)	(8,415)	(139,689)
Seattle Genetics, Inc.(a)	(14,156)	(1,081,943)
Total		(4,799,514)
Health Care Equipment & Supplies (0.6)%
Align Technology, Inc.(a)	(1,377)	(342,804)
DENTSPLY SIRONA, Inc.	(10,170)	(426,631)
Getinge AB	(1,974)	(22,231)
Glaukos Corp.(a)	(4,580)	(292,158)
Insulet Corp.(a)	(2,777)	(225,465)
Koninklijke Philips NV	(590)	(23,204)

Common Stocks (continued)
Issuer	Shares	Value ($)
Straumann Holding AG, Registered Shares	(49)	(35,502)
Wright Medical Group NV(a)	(7,049)	(210,342)
Total		(1,578,337)
Health Care Providers & Services (0.1)%
Ramsay Health Care Ltd.	(580)	(23,954)
Select Medical Holdings Corp.(a)	(10,234)	(159,855)
Total		(183,809)
Health Care Technology (0.3)%
Cerner Corp.(a)	(3,590)	(197,127)
Inovalon Holdings, Inc.(a)	(16,316)	(233,155)
Medidata Solutions, Inc.(a)	(4,076)	(289,233)
Total		(719,515)
Life Sciences Tools & Services (0.0)%
Lonza Group AG, Registered Shares	(386)	(101,658)
Pharmaceuticals (0.1)%
Nektar Therapeutics(a)	(3,995)	(169,148)
Vifor Pharma AG	(1,660)	(210,828)
Total		(379,976)
Total Health Care		(7,762,809)
Industrials (5.1)%
Aerospace & Defense (1.1)%
Bombardier, Inc., Class B(a)	(8,100)	(12,268)
Elbit Systems Ltd.	(3,192)	(394,418)
Saab AB, Class B	(17,329)	(598,103)
TransDigm Group, Inc.(a)	(2,599)	(1,016,209)
Triumph Group, Inc.	(23,338)	(416,583)
Wesco Aircraft Holdings, Inc.(a)	(33,860)	(295,936)
Total		(2,733,517)
Airlines (0.3)%
American Airlines Group, Inc.	(10,809)	(386,638)
Spirit Airlines, Inc.(a)	(6,391)	(375,919)
Total		(762,557)
Building Products (0.6)%
AAON, Inc.	(7,565)	(279,451)
ASSA ABLOY AB, Class B	(1,761)	(32,745)
Geberit AG, Registered Shares	(1,292)	(504,224)
Trex Company, Inc.(a)	(8,740)	(609,702)
Total		(1,426,122)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.3)%
Bilfinger SE	(818)	(26,066)
Cimpress NV(a)	(1,008)	(83,836)
Healthcare Services Group, Inc.	(8,179)	(356,768)
Multi-Color Corp.	(2,680)	(124,754)
Ritchie Bros. Auctioneers, Inc.	(4,693)	(168,690)
Total		(760,114)
Construction & Engineering (0.1)%
Boskalis Westminster	(500)	(13,157)
MasTec, Inc.(a)	(8,661)	(384,375)
Total		(397,532)
Electrical Equipment (0.6)%
Melrose Industries PLC	(375,806)	(831,287)
OSRAM Licht AG	(16,622)	(706,038)
Prysmian SpA	(3,778)	(80,994)
Vestas Wind Systems A/S	(278)	(22,931)
Total		(1,641,250)
Industrial Conglomerates (0.2)%
General Electric Co.	(60,734)	(617,057)
Machinery (0.9)%
Atlas Copco AB, Class A	(3,693)	(96,117)
CNH Industrial NV	(22,506)	(220,612)
Deere & Co.	(439)	(71,996)
Epiroc AB, Class A(a)	(1,669)	(15,992)
FANUC Corp.	(1,700)	(289,139)
GEA Group AG	(10,229)	(281,229)
KION Group AG	(285)	(16,448)
MISUMI Group, Inc.	(27,600)	(631,738)
Wabtec Corp.	(4,634)	(320,487)
Weir Group PLC (The)	(17,184)	(339,205)
Total		(2,282,963)
Marine (0.4)%
AP Moller - Maersk A/S, Class B	(756)	(1,003,997)
Professional Services (0.3)%
Costar Group, Inc.(a)	(1,614)	(630,655)
Stantec, Inc.	(3,574)	(84,974)
Total		(715,629)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (0.2)%
Hertz Global Holdings, Inc.(a)	(25,707)	(426,479)
Transportation Infrastructure (0.1)%
Transurban Group	(25,336)	(224,686)
Total Industrials		(12,991,903)
Information Technology (4.5)%
Communications Equipment (0.1)%
Viasat, Inc.(a)	(3,808)	(238,724)
Electronic Equipment, Instruments & Components (0.9)%
Cognex Corp.	(16,965)	(771,908)
Fitbit, Inc., Class A(a)	(31,259)	(192,868)
Knowles Corp.(a)	(25,222)	(393,463)
National Instruments Corp.	(7,302)	(322,894)
Omron Corp.	(7,200)	(295,692)
Yaskawa Electric Corp.	(10,700)	(302,840)
Total		(2,279,665)
IT Services (0.6)%
GTT Communications, Inc.(a)	(3,662)	(93,747)
LiveRamp Holdings, Inc.(a)	(8,642)	(375,409)
Shopify, Inc., Class A(a)	(3,400)	(572,329)
Shopify, Inc., Class A(a)	(2,868)	(483,172)
Total		(1,524,657)
Semiconductors & Semiconductor Equipment (1.1)%
ams AG	(11,113)	(298,149)
ASML Holding NV	(1,514)	(265,519)
Cree, Inc.(a)	(6,279)	(316,650)
Infineon Technologies AG	(15,394)	(342,092)
STMicroelectronics NV	(73,744)	(1,170,308)
STMicroelectronics NV	(7,247)	(115,092)
Universal Display Corp.	(2,782)	(288,855)
Total		(2,796,665)
Software (1.7)%
2U, Inc.(a)	(4,838)	(275,040)
ACI Worldwide, Inc.(a)	(17,865)	(528,089)
Avalara, Inc.(a)	(11,150)	(444,551)
Blackbaud, Inc.	(2,811)	(201,268)
Blackberry Ltd.(a)	(76,000)	(611,956)
Ellie Mae, Inc.(a)	(5,346)	(405,227)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Guidewire Software, Inc.(a)	(3,155)	(273,475)
HubSpot, Inc.(a)	(2,721)	(430,762)
Manhattan Associates, Inc.(a)	(6,495)	(316,761)
Proofpoint, Inc.(a)	(2,238)	(227,985)
Ultimate Software Group, Inc.(a)	(1,272)	(347,345)
Zendesk, Inc.(a)	(5,287)	(357,031)
Total		(4,419,490)
Technology Hardware, Storage & Peripherals (0.1)%
Pure Storage, Inc., Class A(a)	(15,529)	(278,124)
Total Information Technology		(11,537,325)
Materials (4.0)%
Chemicals (1.7)%
Balchem Corp.	(4,468)	(370,933)
Christian Hansen Holding A/S	(383)	(36,289)
GCP Applied Technologies(a)	(16,057)	(404,636)
HB Fuller Co.	(3,003)	(148,318)
Newmarket Corp.	(576)	(231,028)
Nutrien Ltd.	(27,100)	(1,403,933)
OCI NV(a)	(706)	(14,934)
Quaker Chemical Corp.	(2,261)	(462,284)
RPM International, Inc.	(4,681)	(267,566)
Sika AG	(3,983)	(524,685)
Umicore SA	(1,215)	(51,247)
Yara International ASA	(10,477)	(432,424)
Total		(4,348,277)
Construction Materials (0.2)%
James Hardie Industries PLC	(40,303)	(448,902)
Vulcan Materials Co.	(1,834)	(186,426)
Total		(635,328)
Containers & Packaging (0.4)%
Ball Corp.	(3,486)	(182,248)
Greif, Inc., Class A	(7,550)	(294,450)
Huhtamaki OYJ	(2,289)	(75,115)
Sonoco Products Co.	(6,758)	(389,126)
Total		(940,939)

Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining (1.6)%
Agnico Eagle Mines Ltd.	(1,741)	(75,725)
Barrick Gold Corp.	(780)	(10,442)
Cleveland-Cliffs, Inc.	(15,572)	(166,776)
Compass Minerals International, Inc.	(3,243)	(169,447)
Eldorado Gold Corp.	(5,899)	(22,088)
First Quantum Minerals Ltd.	(102,586)	(1,187,513)
Franco-Nevada Corp.	(4,990)	(387,101)
Fresnillo PLC	(12,282)	(161,896)
Gerdau SA, ADR	(78,552)	(340,130)
Outokumpu OYJ	(13,231)	(56,745)
Thyssenkrupp AG	(58,810)	(1,041,346)
Turquoise Hill Resources Ltd.(a)	(21,500)	(35,998)
Wheaton Precious Metals Corp.	(14,247)	(300,131)
Yamana Gold, Inc.	(9,669)	(27,227)
Total		(3,982,565)
Paper & Forest Products (0.1)%
Stora Enso OYJ, Class R	(18,159)	(243,078)
Svenska Cellulosa AB SCA, Class B	(1,679)	(14,745)
Total		(257,823)
Total Materials		(10,164,932)
Real Estate (1.2)%
Equity Real Estate Investment Trusts (REITS) (1.1)%
Equinix, Inc.	(258)	(101,652)
Invitation Homes, Inc.	(32,675)	(734,861)
Iron Mountain, Inc.	(6,951)	(258,577)
Public Storage	(1,658)	(352,358)
SBA Communications Corp.(a)	(6,322)	(1,153,954)
Washington Prime Group, Inc.	(37,182)	(211,194)
Total		(2,812,596)
Real Estate Management & Development (0.1)%
Redfin Corp.(a)	(15,077)	(269,728)
Total Real Estate		(3,082,324)
Utilities (0.2)%
Electric Utilities (0.1)%
IDACORP, Inc.	(2,163)	(210,892)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities (0.1)%
AltaGas, Ltd.	(18,593)	(190,324)
Total Utilities		(401,216)
Total Common Stocks (Proceeds $82,079,442)		(81,924,298)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(1,359)	(203,616)
Total Health Care		(203,616)
Total Preferred Stocks (Proceeds $130,967)		(203,616)
Total Investments in Securities Sold Short (Proceeds $82,210,409)		(82,127,914)
Total Investments in Securities, Net of Securities Sold Short	155,309,430
Other Assets & Liabilities, Net	100,772,277
Net Assets	256,081,707

At January 31, 2019, securities and/or cash totaling $161,939,427 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
30,400 AUD	22,423 USD	Citi	03/20/2019	312	—
400 AUD	289 USD	Citi	03/20/2019	—	(2)
252,000 CAD	189,586 USD	Citi	03/20/2019	—	(2,394)
80,800 CHF	82,185 USD	Citi	03/20/2019	600	—
874,400 DKK	134,607 USD	Citi	03/20/2019	23	—
7,600 DKK	1,161 USD	Citi	03/20/2019	—	(8)
430,400 EUR	495,862 USD	Citi	03/20/2019	1,424	—
432,800 EUR	495,858 USD	Citi	03/20/2019	—	(1,338)
46,400 GBP	59,322 USD	Citi	03/20/2019	—	(1,670)
7,600 HKD	975 USD	Citi	03/20/2019	5	—
5,600 ILS	1,513 USD	Citi	03/20/2019	—	(32)
4,025,600 JPY	37,370 USD	Citi	03/20/2019	284	—
6,610,800 JPY	59,125 USD	Citi	03/20/2019	—	(1,777)
260,100 NOK	30,918 USD	Citi	03/20/2019	18	—
1,685,100 NOK	198,098 USD	Citi	03/20/2019	—	(2,093)
400 NZD	279 USD	Citi	03/20/2019	2	—
1,991,204 SEK	222,325 USD	Citi	03/20/2019	1,513	—
290,400 SEK	32,202 USD	Citi	03/20/2019	—	(1)
167,200 SGD	122,148 USD	Citi	03/20/2019	—	(2,172)
293,565 USD	405,700 AUD	Citi	03/20/2019	1,521	—
95,109 USD	129,900 AUD	Citi	03/20/2019	—	(627)
662,041 USD	877,200 CAD	Citi	03/20/2019	6,234	—
556,465 USD	547,600 CHF	Citi	03/20/2019	—	(3,543)
40,779 USD	266,000 DKK	Citi	03/20/2019	163	—
244,470 USD	1,586,800 DKK	Citi	03/20/2019	—	(236)
1,252,742 USD	1,094,000 EUR	Citi	03/20/2019	4,033	—
14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
577,635 USD	501,600 EUR	Citi	03/20/2019	—	(1,402)
934,357 USD	726,798 GBP	Citi	03/20/2019	21,003	—
197,028 USD	1,537,600 HKD	Citi	03/20/2019	—	(735)
31,336 USD	115,600 ILS	Citi	03/20/2019	550	—
1,332,041 USD	149,186,000 JPY	Citi	03/20/2019	42,321	—
109,516 USD	932,400 NOK	Citi	03/20/2019	1,254	—
41,567 USD	349,200 NOK	Citi	03/20/2019	—	(82)
9,346 USD	13,700 NZD	Citi	03/20/2019	132	—
2,983 USD	4,300 NZD	Citi	03/20/2019	—	(8)
159,505 USD	1,428,808 SEK	Citi	03/20/2019	—	(1,058)
187,845 USD	257,200 SGD	Citi	03/20/2019	3,392	—
2,680 USD	3,600 SGD	Citi	03/20/2019	—	(3)
45,600 AUD	33,634 USD	JPMorgan	03/20/2019	467	—
600 AUD	434 USD	JPMorgan	03/20/2019	—	(3)
378,000 CAD	284,379 USD	JPMorgan	03/20/2019	—	(3,591)
121,200 CHF	123,278 USD	JPMorgan	03/20/2019	900	—
1,311,600 DKK	201,911 USD	JPMorgan	03/20/2019	35	—
11,400 DKK	1,742 USD	JPMorgan	03/20/2019	—	(13)
645,600 EUR	743,793 USD	JPMorgan	03/20/2019	2,135	—
649,200 EUR	743,786 USD	JPMorgan	03/20/2019	—	(2,008)
69,600 GBP	88,983 USD	JPMorgan	03/20/2019	—	(2,505)
11,400 HKD	1,462 USD	JPMorgan	03/20/2019	7	—
8,400 ILS	2,269 USD	JPMorgan	03/20/2019	—	(48)
6,038,400 JPY	56,055 USD	JPMorgan	03/20/2019	427	—
9,916,200 JPY	88,687 USD	JPMorgan	03/20/2019	—	(2,665)
390,150 NOK	46,377 USD	JPMorgan	03/20/2019	27	—
2,527,650 NOK	297,146 USD	JPMorgan	03/20/2019	—	(3,140)
600 NZD	418 USD	JPMorgan	03/20/2019	3	—
2,986,796 SEK	333,487 USD	JPMorgan	03/20/2019	2,269	—
435,600 SEK	48,303 USD	JPMorgan	03/20/2019	—	(2)
250,800 SGD	183,221 USD	JPMorgan	03/20/2019	—	(3,257)
440,347 USD	608,550 AUD	JPMorgan	03/20/2019	2,281	—
142,664 USD	194,850 AUD	JPMorgan	03/20/2019	—	(940)
993,062 USD	1,315,800 CAD	JPMorgan	03/20/2019	9,350	—
834,698 USD	821,400 CHF	JPMorgan	03/20/2019	—	(5,316)
61,076 USD	398,400 DKK	JPMorgan	03/20/2019	245	—
366,798 USD	2,380,800 DKK	JPMorgan	03/20/2019	—	(355)
1,879,115 USD	1,641,000 EUR	JPMorgan	03/20/2019	6,047	—
866,453 USD	752,400 EUR	JPMorgan	03/20/2019	—	(2,105)
1,401,544 USD	1,090,202 GBP	JPMorgan	03/20/2019	31,503	—
295,542 USD	2,306,400 HKD	JPMorgan	03/20/2019	—	(1,103)
47,005 USD	173,400 ILS	JPMorgan	03/20/2019	825	—
1,998,065 USD	223,779,000 JPY	JPMorgan	03/20/2019	63,479	—
164,274 USD	1,398,600 NOK	JPMorgan	03/20/2019	1,880	—
62,351 USD	523,800 NOK	JPMorgan	03/20/2019	—	(124)
14,020 USD	20,550 NZD	JPMorgan	03/20/2019	198	—
4,475 USD	6,450 NZD	JPMorgan	03/20/2019	—	(13)
239,255 USD	2,143,192 SEK	JPMorgan	03/20/2019	—	(1,588)
281,769 USD	385,800 SGD	JPMorgan	03/20/2019	5,087	—
4,019 USD	5,400 SGD	JPMorgan	03/20/2019	—	(4)
Total				211,949	(47,961)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	6	02/2019	EUR	622,752	31,136	—
CAC40 Index	24	02/2019	EUR	1,197,840	59,623	—
DAX Index	4	03/2019	EUR	1,115,400	41,801	—
FTSE 100 Index	23	03/2019	GBP	1,587,575	61,440	—
FTSE/MIB Index	3	03/2019	EUR	295,515	19,405	—
Hang Seng Index	3	02/2019	HKD	4,208,250	10,816	—
IBEX 35 Index	3	02/2019	EUR	271,641	8,692	—
MSCI Singapore IX ETS	4	02/2019	SGD	143,380	—	(593)
OMXS30 Index	27	02/2019	SEK	4,094,550	15,417	—
S&P 500 E-mini	164	03/2019	USD	22,176,900	914,732	—
S&P/TSE 60 Index	10	03/2019	CAD	1,855,600	80,387	—
SPI 200 Index	9	03/2019	AUD	1,305,900	39,023	—
TOPIX Index	20	03/2019	JPY	313,600,000	28,990	—
Total					1,311,462	(593)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	42,302,537	217,388	—	—	—	217,388	—
Total return on Samsung Electronics Co., Ltd.	1-month USD LIBOR plus 0.800%	Monthly	Macquarie	09/17/2019	USD	1,218,275	166,721	5,590	—	—	172,311	—
1-month USD LIBOR minus 6.892%	Total return on AU Optronics Corp.	Monthly	Macquarie	09/17/2019	USD	391,220	14,509	(763)	—	—	13,746	—
1-month USD LIBOR minus 5.817%	Total return on Eclat Textile Co., Ltd.	Monthly	Macquarie	09/17/2019	USD	186,843	2,957	(275)	—	—	2,682	—
1-month HKD HIBOR minus 0.500%	Total return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/17/2019	HKD	1,419,600	(1,861)	64	—	—	—	(1,797)
Total return on Royal Dutch Shell PLC	1-month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/17/2019	GBP	847,694	(2,348)	(602)	—	—	—	(2,950)
1-month USD LIBOR minus 3.526%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/17/2019	USD	258,674	(3,242)	(117)	—	—	—	(3,359)
1-month HKD HIBOR minus 0.963%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/17/2019	HKD	1,506,099	(6,515)	29	—	—	—	(6,486)
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-month USD LIBOR minus 4.130%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/17/2019	USD	354,027	(24,539)	(256)	—	—	—	(24,795)
1-month HKD HIBOR minus 7.000%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/17/2019	HKD	2,382,944	(38,034)	(758)	—	—	—	(38,792)
1-month USD LIBOR minus 9.000%	Total return on SillaJen, Inc.	Monthly	Macquarie	09/18/2019	USD	149,789	(12,502)	(433)	—	—	—	(12,935)
1-month USD LIBOR minus 0.500%	Total return on AmorePacific Corp.	Monthly	Macquarie	09/19/2019	USD	203,256	6,683	(1,085)	—	—	5,598	—
Total return on a portfolio of long and short positions†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/30/2019	USD	140,498,605	494,399	—	—	—	494,399	—
Total							813,616	1,394	—	—	906,124	(91,114)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Mar 19	Morgan Stanley International	03/2019	CHF	1,064,040	—	—	11,212	—

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.731%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	1.036%
1-Month USD LIBOR	London Interbank Offered Rate	2.514%
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $430,012, which represents 0.17% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	50,848,193	114,157,628	(120,458,285)	44,547,536	138	223	839,008	44,543,082
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,815,632	2,188,148	—	—	11,003,780
Consumer Discretionary	18,021,919	6,527,463	—	—	24,549,382
Consumer Staples	10,702,321	3,606,363	—	—	14,308,684
Energy	9,070,151	2,774,090	—	—	11,844,241
Financials	25,948,288	3,556,453	—	—	29,504,741
Health Care	16,136,052	1,989,742	—	—	18,125,794
Industrials	25,154,454	11,241,253	—	—	36,395,707
Information Technology	25,624,885	2,948,638	—	—	28,573,523
Materials	5,577,480	3,738,953	—	—	9,316,433
Real Estate	3,599,323	973,369	—	—	4,572,692
Utilities	1,625,223	2,219,766	—	—	3,844,989
Total Common Stocks	150,275,728	41,764,238	—	—	192,039,966
Limited Partnerships
Energy	214,708	—	—	—	214,708
Preferred Stocks
Consumer Discretionary	—	639,588	—	—	639,588
Money Market Funds	—	—	—	44,543,082	44,543,082
Total Investments in Securities	150,490,436	42,403,826	—	44,543,082	237,437,344
Investments in Securities Sold Short
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Communication Services	(2,290,647)	(1,016,947)	—	—	(3,307,594)
Consumer Discretionary	(8,056,566)	(1,679,091)	—	—	(9,735,657)
Consumer Staples	(2,089,101)	(455,244)	—	—	(2,544,345)
Energy	(8,919,414)	(1,203,887)	—	—	(10,123,301)
Financials	(6,659,094)	(3,613,798)	—	—	(10,272,892)
Health Care	(6,700,719)	(1,062,090)	—	—	(7,762,809)
Industrials	(6,662,777)	(6,329,126)	—	—	(12,991,903)
Information Technology	(8,747,633)	(2,789,692)	—	—	(11,537,325)
Materials	(7,063,526)	(3,101,406)	—	—	(10,164,932)
Real Estate	(3,082,324)	—	—	—	(3,082,324)
Utilities	(401,216)	—	—	—	(401,216)
Total Common Stocks	(60,673,017)	(21,251,281)	—	—	(81,924,298)
Preferred Stocks
Health Care	—	(203,616)	—	—	(203,616)
Total Investments in Securities Sold Short	(60,673,017)	(21,454,897)	—	—	(82,127,914)
Total Investments in Securities, Net of Securities Sold Short	89,817,419	20,948,929	—	44,543,082	155,309,430
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	211,949	—	—	211,949
Futures Contracts	1,311,462	—	—	—	1,311,462
Swap Contracts	—	917,336	—	—	917,336
Liability
Forward Foreign Currency Exchange Contracts	—	(47,961)	—	—	(47,961)
Futures Contracts	(593)	—	—	—	(593)
Swap Contracts	—	(91,114)	—	—	(91,114)
Total	91,128,288	21,939,139	—	44,543,082	157,610,509
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	2,600,000	2,611,885
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	4.137%	7,780,000	7,582,427
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	6,321,392	6,313,356
Series 2018-B Class A
01/18/2022	3.420%	12,865,530	12,853,551
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	8,400,000	8,429,390
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.161%	11,810,000	11,524,989
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	4.351%	9,300,000	9,179,277
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	6,502,679	6,473,813
Series 2018-NP1 Class B
05/15/2024	3.670%	4,900,000	4,900,542
Series 2018-P3 Class A
01/15/2026	3.820%	9,225,000	9,223,740
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	5,250,000	5,203,137
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	3,732,185	3,735,815
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	6,246,753	6,264,029
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class B
01/16/2024	3.500%	2,071,818	2,071,685
Series 2018-P1 Class A
07/15/2025	3.390%	13,649,144	13,647,342
Series 2018-P2 Class A
10/15/2025	3.470%	5,963,926	5,945,638
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	4,888,623	4,887,781
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,800,000	4,817,411
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.966%	7,000,000	6,808,963
DT Auto Owner Trust(a)
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	3,200,000	3,215,810
Subordinated, Series 2018-3A Class D
07/15/2024	4.190%	9,900,000	9,966,113
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	4.130%	5,000,000	4,876,335
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	3,775,000	3,777,783
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.161%	21,000,000	20,441,085
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.807%	6,000,000	5,975,886
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	8,000,000	7,957,165
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	4,700,000	4,512,000
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.161%	9,350,000	9,147,918
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.211%	22,000,000	21,529,882
Ocwen Master Advance Receivables Trust(a),(d)
Series 2018-T1 Class AT1
08/15/2049	3.301%	4,600,000	4,598,712
Columbia Total Return Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	740,382	740,038
Series 2018-1A Class A
03/14/2029	3.300%	11,100,000	11,108,073
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	10.011%	1,000,000	999,944
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.911%	12,900,000	12,855,456
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.211%	11,475,000	11,226,245
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	3,698,982	3,695,100
Series 2018-1A Class B
06/17/2024	3.900%	10,000,000	10,011,466
Series 2018-1A Class C
06/17/2024	4.870%	4,400,000	4,434,027
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	2,900,000	2,933,244
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,019,837
Prosper Marketplace Issuance Trust(a),(e)
Series 2019-1A Class A
04/15/2025	3.540%	5,100,000	5,099,689
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	4.187%	14,625,000	14,304,698
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	4,446,705	4,425,975
Series 2018-1 Class A2
02/25/2027	3.140%	5,200,000	5,178,142
Series 2018-2 Class A1
04/26/2027	2.930%	2,866,956	2,860,143
SoFi Professional Loan Program LLC(a),(c),(d),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	2	703,853
Series 2016-A Class RIO
01/25/2038	0.000%	3	728,168
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,616,314
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class RC
04/25/2037	0.000%	1	298,084
Series 2017-A Class R
03/26/2040	0.000%	12,500	720,625
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2030	4.037%	4,000,000	3,904,016
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	4.157%	5,828,571	5,681,394
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% Floor 0.750% 01/15/2024	3.537%	130,290	130,361
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.237%	10,000,000	10,003,920
Total Asset-Backed Securities — Non-Agency (Cost $351,072,800)			346,152,272

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	6,745,000	6,798,433
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	22,237,629
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,667,133	7,612,360
Total Commercial Mortgage-Backed Securities - Agency (Cost $37,467,978)			36,648,422

Commercial Mortgage-Backed Securities - Non-Agency 10.5%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,483,343	1,484,307
Series 2015-SFR2 Class A
10/17/2045	3.732%	12,116,107	12,221,467
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2035	4.109%	6,500,000	6,447,157

2	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.759%	4,790,000	4,799,606
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	4.409%	7,700,000	7,680,828
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.309%	3,100,000	3,067,942
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.909%	3,000,000	2,974,394
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.929%	4,400,000	4,355,925
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	4.009%	10,000,000	9,949,932
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.509%	11,500,000	11,492,833
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,154,814
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,734,759	1,745,631
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated, Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	6.250%	2,396,000	2,394,477
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	2,285,000	2,104,172
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	4,918,988
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,800,000	8,940,683
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	3,300,000	3,321,105
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% Floor 2.050% 03/15/2033	4.559%	7,500,000	7,453,148
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	4,700,000	4,703,933
Series 2016-SFP Class A
11/05/2035	2.828%	3,000,000	2,943,215
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	6,500,000	6,635,390
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,291,907
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	2,700,000	2,549,828
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,576,417
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	3.409%	14,748,175	14,712,014
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.608%	11,982,130	11,982,102
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,468,354
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	765,012
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,442,780
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	4,080,000	4,156,957
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,405,846	4,274,531

Columbia Total Return Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SF3 Class A
10/17/2035	3.880%	5,325,000	5,352,183
Series 2018-SFR1 Class A
03/17/2035	3.255%	9,040,000	8,890,766
Series 2018-SFR2 Class A
08/17/2035	3.712%	6,755,000	6,755,114
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/15/2032	3.359%	3,500,000	3,496,407
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.759%	4,800,000	4,794,884
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.409%	7,587,000	7,559,102
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,527,459
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $204,270,356)			203,385,764

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	69,532
WMI Holdings Corp. Escrow(c),(d),(i),(j)	2,725	—
Total		69,532
Total Financials		69,532
Industrials 0.0%
Airlines 0.0%
United Continental Holdings, Inc.(i)	1,493	130,294
Total Industrials		130,294
Total Common Stocks (Cost $1,511,077)		199,826
Corporate Bonds & Notes 25.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
Bombardier, Inc.(a)
12/01/2021	8.750%	162,000	172,018
12/01/2024	7.500%	426,000	413,103
Lockheed Martin Corp.
09/15/2052	4.090%	820,000	806,264
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	5,667,510
01/15/2028	3.250%	13,655,000	13,205,792
TransDigm, Inc.(a),(e)
03/15/2026	6.250%	440,000	446,859
TransDigm, Inc.
06/15/2026	6.375%	689,000	664,287
Total			21,375,833
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	160,000	137,180
Ford Motor Co.
02/01/2029	6.375%	1,857,000	1,861,171
12/08/2046	5.291%	2,690,000	2,150,133
Ford Motor Credit Co. LLC
11/02/2020	2.343%	4,580,000	4,427,738
Total			8,576,222
Banking 2.1%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,555,000	1,622,941
Banco Mercantil del Norte SA(a),(k)
Subordinated
10/04/2031	5.750%	1,240,000	1,162,406
Bank of America Corp.(k)
01/20/2028	3.824%	6,000,000	5,969,172
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	3,325,000	3,350,113
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	1,405,000	1,327,799
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,464,775
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	7,055,000	7,092,399
JPMorgan Chase & Co.(k)
02/01/2028	3.782%	365,000	364,233
12/05/2029	4.452%	2,499,000	2,614,991
Morgan Stanley(k)
01/23/2030	4.431%	3,234,000	3,358,558

4	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Washington Mutual Bank(c),(d),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
01/30/2020	2.150%	4,555,000	4,523,570
10/23/2026	3.000%	3,855,000	3,683,044
Total			40,575,070
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	217,000	206,260
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	348,000	358,123
05/15/2026	5.875%	344,000	344,556
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	347,000	324,481
Cemex SAB de CV(a)
04/16/2026	7.750%	2,465,000	2,668,362
Core & Main LP(a)
08/15/2025	6.125%	165,000	157,260
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	261,966
Total			4,114,748
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	1,002,000	1,003,679
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	425,000	404,856
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	309,035
05/15/2026	5.500%	480,000	476,013
02/01/2028	5.375%	329,000	316,684
04/01/2028	7.500%	359,000	368,384
DISH DBS Corp.
07/01/2026	7.750%	642,000	552,696
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	156,000	157,784
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	87,458
02/15/2025	6.625%	164,000	152,488
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	311,000	314,957
07/15/2026	5.375%	56,000	55,521
08/01/2027	5.000%	158,000	152,682
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	180,000	182,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
01/15/2025	5.750%	123,000	121,136
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	370,000	364,420
08/15/2026	5.500%	17,000	16,899
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	308,465
Ziggo BV(a)
01/15/2027	5.500%	247,000	232,874
Total			5,578,853
Chemicals 0.2%
Alpha 2 BV(a)
06/01/2023	8.750%	186,000	177,786
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	160,573
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	174,870
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	179,269
Chemours Co. (The)
05/15/2023	6.625%	108,000	111,747
INEOS Group Holdings SA(a)
08/01/2024	5.625%	216,000	207,350
LYB International Finance BV
07/15/2043	5.250%	1,445,000	1,435,722
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	140,000	142,275
12/01/2025	5.875%	345,000	344,714
PQ Corp.(a)
11/15/2022	6.750%	331,000	346,479
12/15/2025	5.750%	236,000	223,286
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	324,000	323,520
Total			3,827,591
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	106,000	103,609
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	126,741
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	361,156
12/15/2026	6.500%	110,000	114,213
05/15/2027	5.500%	70,000	69,944
Total			775,663

Columbia Total Return Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	207,000	200,790
09/01/2023	7.625%	155,000	128,441
frontdoor, Inc.(a)
08/15/2026	6.750%	62,000	61,546
Total			390,777
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	87,000	84,610
01/15/2027	7.750%	81,000	82,879
Mattel, Inc.(a)
12/31/2025	6.750%	152,000	143,578
Prestige Brands, Inc.(a)
03/01/2024	6.375%	280,000	278,849
Resideo Funding, Inc.(a)
11/01/2026	6.125%	32,000	32,904
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	272,690
12/15/2026	5.250%	45,000	42,478
Spectrum Brands, Inc.
07/15/2025	5.750%	394,000	388,493
Total			1,326,481
Diversified Manufacturing 0.1%
Apergy Corp.
05/01/2026	6.375%	311,000	306,266
CFX Escrow Corp.(a),(e)
02/15/2024	6.000%	38,000	38,000
02/15/2026	6.375%	46,000	46,000
Gates Global LLC/Co.(a)
07/15/2022	6.000%	133,000	133,842
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	113,906
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	39,000	39,477
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	157,343
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	188,000	199,770
Total			1,034,604
Electric 3.8%
AES Corp.
03/15/2023	4.500%	342,000	343,604
09/01/2027	5.125%	117,000	120,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	4,584,358
Calpine Corp.
01/15/2025	5.750%	60,000	56,548
Calpine Corp.(a)
06/01/2026	5.250%	195,000	185,414
Clearway Energy Operating LLC
08/15/2024	5.375%	324,000	303,872
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	150,000	138,804
CMS Energy Corp.
03/01/2024	3.875%	1,590,000	1,609,722
02/15/2027	2.950%	95,000	88,523
08/15/2027	3.450%	1,325,000	1,279,885
03/31/2043	4.700%	1,000,000	1,010,966
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	4,290,284
DTE Energy Co.
10/01/2026	2.850%	7,942,000	7,374,981
Duke Energy Corp.
08/15/2027	3.150%	2,825,000	2,702,381
09/01/2046	3.750%	3,345,000	2,997,234
Duke Energy Progress LLC
03/30/2044	4.375%	1,635,000	1,687,103
09/15/2047	3.600%	1,385,000	1,271,995
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,505,000	1,516,188
Emera U.S. Finance LP
06/15/2046	4.750%	9,190,000	8,952,889
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,693,257
Indiana Michigan Power Co.
07/01/2047	3.750%	993,000	915,345
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	3,857,000	3,863,792
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	240,000	218,610
NRG Energy, Inc.
01/15/2027	6.625%	295,000	312,340
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	227,000	223,950
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,017,939
07/01/2036	4.250%	1,275,000	1,226,193
07/01/2046	4.400%	5,338,000	5,190,351
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	152,000	141,116

6	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Energy Corp.
11/01/2024	7.625%	83,000	88,238
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	68,890
Vistra Operations Co., LLC(a),(e)
02/15/2027	5.625%	209,000	210,093
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	700,392
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,130,609
12/01/2026	3.350%	4,750,000	4,638,955
06/15/2028	4.000%	4,510,000	4,624,180
Total			73,779,625
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	22,000	20,558
Finance Companies 1.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	184,000	187,903
10/01/2023	5.125%	171,000	173,215
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	9,764,750
11/15/2035	4.418%	11,580,000	10,331,560
iStar, Inc.
04/01/2022	6.000%	169,000	167,987
Navient Corp.
06/15/2022	6.500%	602,000	615,649
06/15/2026	6.750%	120,000	112,823
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	20,000	20,303
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	292,000	257,666
Quicken Loans, Inc.(a)
05/01/2025	5.750%	308,000	297,251
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	72,232
03/15/2025	6.875%	304,000	290,623
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	1,440,000	1,289,195
Total			23,581,157
Food and Beverage 2.3%
Anheuser-Busch Companies LLC/ InBev Worldwide, Inc.(a)
02/01/2046	4.900%	11,663,000	11,113,078
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	3,090,000	3,248,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	226,000	221,522
Bacardi Ltd.(a)
05/15/2048	5.300%	10,345,000	9,344,080
Conagra Brands, Inc.
11/01/2048	5.400%	2,665,000	2,521,474
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	168,000	144,920
Kraft Heinz Foods Co.
06/01/2046	4.375%	11,478,000	9,884,039
MHP SE(a)
05/10/2024	7.750%	1,515,000	1,463,647
Molson Coors Brewing Co.
07/15/2046	4.200%	5,093,000	4,490,829
Post Holdings, Inc.(a)
03/01/2027	5.750%	540,000	529,532
01/15/2028	5.625%	92,000	88,315
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	3.096%	2,200,000	2,198,004
Total			45,247,935
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	205,750
04/01/2026	6.375%	11,000	11,223
08/15/2026	6.000%	217,000	217,747
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	188,048
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	100,000	99,826
International Game Technology PLC(a)
02/15/2022	6.250%	515,000	532,982
02/15/2025	6.500%	119,000	123,904
01/15/2027	6.250%	58,000	58,787
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	159,000	164,235
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	225,539
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	106,000	107,036
MGM Resorts International
03/15/2023	6.000%	506,000	524,786
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	131,000	123,366
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	185,000	184,070

Columbia Total Return Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	255,000	268,388
Scientific Games International, Inc.(a)
10/15/2025	5.000%	282,000	267,119
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	97,000	98,584
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	574,067	147,822
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	160,000	155,573
Total			3,704,785
Health Care 2.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	207,000	203,913
Avantor, Inc.(a)
10/01/2025	9.000%	184,000	189,549
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.769%	4,916,000	4,853,060
Becton Dickinson and Co.
06/06/2027	3.700%	8,200,000	7,994,656
05/15/2044	4.875%	2,430,000	2,421,490
Cardinal Health, Inc.
06/15/2027	3.410%	4,920,000	4,562,281
06/15/2047	4.368%	4,040,000	3,451,962
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	348,000	332,197
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	101,258
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	131,000	125,253
CVS Health Corp.
03/25/2048	5.050%	8,165,000	8,391,317
DaVita, Inc.
07/15/2024	5.125%	43,000	42,528
05/01/2025	5.000%	111,000	106,826
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	8,305,000	8,493,939
HCA, Inc.
02/01/2025	5.375%	102,000	105,478
09/01/2028	5.625%	513,000	531,102
02/01/2029	5.875%	94,000	98,490
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	6,871,626
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	301,000	298,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	83,000	80,298
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	308,000	311,653
Tenet Healthcare Corp.
04/01/2022	8.125%	62,000	64,947
07/15/2024	4.625%	235,000	230,408
05/01/2025	5.125%	122,000	119,270
08/01/2025	7.000%	183,000	176,951
Tenet Healthcare Corp.(a),(e)
02/01/2027	6.250%	177,000	179,800
Total			50,338,875
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	305,000	308,906
Centene Corp.(a)
06/01/2026	5.375%	332,000	344,270
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,426,665
WellCare Health Plans, Inc.
04/01/2025	5.250%	219,000	222,828
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	158,000	161,311
Total			2,463,980
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	173,000	177,965
06/01/2026	5.250%	50,000	48,733
Meritage Homes Corp.
04/01/2022	7.000%	213,000	223,986
06/01/2025	6.000%	181,000	178,246
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	156,000	153,561
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	9,000	8,679
Total			791,170
Independent Energy 0.5%
California Resources Corp.(a)
12/15/2022	8.000%	61,000	49,296
Callon Petroleum Co.
10/01/2024	6.125%	124,000	124,610
07/01/2026	6.375%	390,000	391,310
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,790,017
06/30/2033	6.450%	855,000	976,654

8	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	294,000	290,502
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	48,142
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	96,000	74,905
Chesapeake Energy Corp.
10/01/2026	7.500%	192,000	185,032
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	377,000	362,591
Diamondback Energy, Inc.
05/31/2025	5.375%	153,000	156,960
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	293,000	311,604
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	80,000	66,646
Halcon Resources Corp.
02/15/2025	6.750%	381,000	292,902
Hess Corp.
02/15/2041	5.600%	945,000	911,932
04/01/2047	5.800%	3,000	2,940
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	190,000	166,235
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	281,000	274,391
Laredo Petroleum, Inc.
03/15/2023	6.250%	357,000	341,198
Matador Resources Co.
09/15/2026	5.875%	185,000	185,388
MEG Energy Corp.(a)
01/15/2025	6.500%	45,000	44,209
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	408,000	403,905
10/15/2027	5.625%	70,000	69,464
PDC Energy, Inc.
09/15/2024	6.125%	252,000	246,248
QEP Resources, Inc.
03/01/2026	5.625%	202,000	193,964
SM Energy Co.
09/15/2026	6.750%	301,000	296,425
01/15/2027	6.625%	94,000	91,753
Whiting Petroleum Corp.
01/15/2026	6.625%	58,000	56,816
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	29,000	29,545
09/15/2024	5.250%	157,000	154,758
06/01/2026	5.750%	158,000	157,297
Total			8,747,639
Leisure 0.0%
AMC Entertainment, Inc.
02/15/2022	5.875%	64,000	64,013
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	166,000	173,879
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	107,345
03/15/2026	5.625%	92,000	93,023
Viking Cruises Ltd.(a)
09/15/2027	5.875%	183,000	178,980
Total			617,240
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	4,240,000	3,283,227
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	1,095,000	1,039,189
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	3,690,000	3,402,951
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	3,050,000	2,996,918
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	395,000	419,391
05/15/2047	4.270%	5,145,000	5,035,406
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,526,139
06/15/2046	4.800%	2,558,000	2,525,345
Total			20,228,566
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	32,000	32,451
Media and Entertainment 0.1%
Discovery Communications LLC
09/20/2047	5.200%	846,000	799,389
Match Group, Inc.
06/01/2024	6.375%	334,000	349,149
Netflix, Inc.
04/15/2028	4.875%	439,000	417,041

Columbia Total Return Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2028	5.875%	430,000	436,594
05/15/2029	6.375%	80,000	82,113
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	369,000	373,466
Total			2,457,752
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	304,000	320,031
Constellium NV(a)
05/15/2024	5.750%	61,000	59,170
02/15/2026	5.875%	384,000	368,049
Freeport-McMoRan, Inc.
11/14/2024	4.550%	351,000	336,468
03/15/2043	5.450%	559,000	480,966
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	45,000	45,562
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	447,000	459,267
Novelis Corp.(a)
08/15/2024	6.250%	52,000	52,306
09/30/2026	5.875%	347,000	334,918
Teck Resources Ltd.
07/15/2041	6.250%	329,000	342,917
Total			2,799,654
Midstream 1.7%
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	181,000	181,426
DCP Midstream Operating LP
07/15/2025	5.375%	168,000	171,338
04/01/2044	5.600%	128,000	115,373
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	141,480
Energy Transfer Equity LP
06/01/2027	5.500%	442,000	457,289
Enterprise Products Operating LLC
02/15/2045	5.100%	1,837,000	1,924,897
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	360,000	365,170
Kinder Morgan, Inc.
02/15/2046	5.050%	8,580,000	8,445,963
MPLX LP
04/15/2048	4.700%	2,850,000	2,604,273
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	66,000	66,500
08/15/2027	4.875%	80,000	79,360
12/15/2037	7.768%	98,000	116,741
NuStar Logistics LP
04/28/2027	5.625%	159,000	154,356
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,715,000	1,694,516
06/15/2044	4.700%	8,635,000	7,708,870
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	239,000	232,984
Sunoco LP/Finance Corp.
01/15/2023	4.875%	104,000	103,662
02/15/2026	5.500%	157,000	154,967
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	167,000	163,023
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	78,000	78,827
07/15/2027	6.500%	33,000	34,021
01/15/2029	6.875%	89,000	92,565
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	584,000	565,929
01/15/2028	5.000%	167,000	157,102
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	255,393
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,820,000	7,817,709
Total			33,883,734
Natural Gas 0.9%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,346,977
05/15/2047	4.375%	4,850,000	4,685,129
Sempra Energy
11/15/2020	2.850%	5,135,000	5,076,327
11/15/2025	3.750%	3,620,000	3,527,513
06/15/2027	3.250%	302,000	279,567
Total			16,915,513
Oil Field Services 0.1%
Calfrac Holdings LP(a)
06/15/2026	8.500%	91,000	68,491
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	62,000	58,590
Nabors Industries, Inc.
01/15/2023	5.500%	43,000	39,178
02/01/2025	5.750%	373,000	324,543
Rowan Companies, Inc.
01/15/2024	4.750%	105,000	84,097

10	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC
09/15/2024	7.750%	237,000	187,313
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	78,435	78,803
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	47,000	47,174
Transocean Poseidon Ltd.(a),(e)
02/01/2027	6.875%	54,000	54,945
Transocean, Inc.(a)
01/15/2026	7.500%	105,000	99,801
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	245,000	244,809
Weatherford International Ltd.
02/15/2024	9.875%	122,000	79,316
Total			1,367,060
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	346,000	331,044
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,154,199
07/01/2116	3.885%	1,510,000	1,386,329
WeWork Companies, Inc.(a)
05/01/2025	7.875%	98,000	88,764
Total			4,960,336
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	160,165
03/15/2027	5.375%	369,000	370,585
Total			530,750
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	501,000	487,152
BWAY Holding Co.(a)
04/15/2024	5.500%	100,000	97,658
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	147,225
Multi-Color Corp.(a)
11/01/2025	4.875%	78,000	74,094
Novolex (a)
01/15/2025	6.875%	93,000	87,053
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	163,000	163,427
07/15/2024	7.000%	159,000	162,636
Total			1,219,245
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/2025	3.600%	990,000	977,979
11/14/2048	4.875%	3,290,000	3,147,846
Allergan Funding SCS
06/15/2044	4.850%	2,170,000	2,094,825
Amgen, Inc.
05/22/2019	2.200%	15,367,000	15,339,293
05/01/2045	4.400%	1,805,000	1,724,919
06/15/2048	4.563%	2,383,000	2,324,288
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	82,000	82,020
03/15/2024	7.000%	9,000	9,467
04/15/2025	6.125%	296,000	279,404
11/01/2025	5.500%	239,000	237,729
04/01/2026	9.250%	360,000	386,546
01/31/2027	8.500%	53,000	55,400
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	158,000	152,257
Celgene Corp.
02/20/2048	4.550%	820,000	782,769
Gilead Sciences, Inc.
09/20/2019	1.850%	2,190,000	2,177,215
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	345,480
Johnson & Johnson
12/05/2033	4.375%	1,798,000	1,967,519
Total			32,084,956
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	42,000	42,736
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	91,000	92,203
HUB International Ltd.(a)
05/01/2026	7.000%	260,000	252,130
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	1,150,000	1,367,610
Total			1,754,679
Railroads 0.3%
CSX Corp.
05/30/2042	4.750%	1,335,000	1,371,770
11/01/2066	4.250%	4,481,000	4,014,573
Total			5,386,343
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	207,110

Columbia Total Return Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
02/15/2026	6.750%	243,000	227,221
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	126,000	127,219
McDonald’s Corp.
12/09/2045	4.875%	2,790,000	2,908,608
Total			3,470,158
Retailers 0.1%
Cencosud SA(a)
02/12/2045	6.625%	880,000	854,855
L Brands, Inc.
11/01/2035	6.875%	105,000	90,563
Party City Holdings, Inc.(a)
08/15/2023	6.125%	19,000	19,262
08/01/2026	6.625%	54,000	52,323
Penske Automotive Group, Inc.
12/01/2024	5.375%	73,000	72,153
Total			1,089,156
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(a),(e)
03/15/2026	7.500%	76,000	76,291
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	61,000	57,088
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,450,490
02/01/2047	4.450%	830,000	734,663
01/15/2048	4.650%	6,723,000	6,120,841
Total			8,439,373
Technology 1.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	122,000	122,006
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	12,350,000	11,366,644
Camelot Finance SA(a)
10/15/2024	7.875%	644,000	663,278
CDK Global, Inc.
06/01/2027	4.875%	205,000	198,143
CommScope Technologies LLC(a)
06/15/2025	6.000%	132,000	124,330
03/15/2027	5.000%	80,000	68,289
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	45,000	46,249
Equinix, Inc.
01/15/2026	5.875%	473,000	488,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	345,394
Informatica LLC(a)
07/15/2023	7.125%	205,000	206,563
Iron Mountain, Inc.
08/15/2024	5.750%	214,000	212,813
NCR Corp.
07/15/2022	5.000%	102,000	100,362
12/15/2023	6.375%	215,000	215,897
Oracle Corp.
11/15/2047	4.000%	3,030,000	2,935,770
PTC, Inc.
05/15/2024	6.000%	220,000	227,902
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	326,000	304,811
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	76,000	74,747
11/15/2026	8.250%	264,000	247,485
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	152,000	158,524
Symantec Corp.(a)
04/15/2025	5.000%	388,000	388,663
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	139,000	137,221
Verscend Escrow Corp.(a)
08/15/2026	9.750%	158,000	159,024
Total			18,792,549
Tobacco 0.3%
BAT Capital Corp.
08/14/2020	2.297%	5,505,000	5,429,780
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	258,000	258,283
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	99,000	89,109
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,555,668
FedEx Corp.
04/01/2046	4.550%	8,230,000	7,741,072
Hertz Corp. (The)(a)
06/01/2022	7.625%	264,000	263,638
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	96,313
Total			11,004,083

12	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.6%
Altice France SA(a)
05/01/2026	7.375%	391,000	377,289
02/01/2027	8.125%	127,000	124,680
Altice Luxembourg SA(a)
05/15/2022	7.750%	98,000	94,949
America Movil SAB de CV
03/30/2020	5.000%	8,090,000	8,247,779
SBA Communications Corp.
09/01/2024	4.875%	431,000	431,507
Sprint Corp.
02/15/2025	7.625%	832,000	870,837
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	619,955
02/01/2026	4.500%	172,000	167,891
02/01/2028	4.750%	286,000	274,174
Wind Tre SpA(a)
01/20/2026	5.000%	408,000	337,211
Total			11,546,272
Wirelines 0.7%
AT&T, Inc.
03/01/2037	5.250%	3,610,000	3,674,579
03/01/2047	5.450%	2,445,000	2,502,076
CenturyLink, Inc.
03/15/2022	5.800%	459,000	460,389
12/01/2023	6.750%	242,000	243,263
Frontier Communications Corp.
09/15/2022	10.500%	50,000	35,770
01/15/2023	7.125%	116,000	69,138
09/15/2025	11.000%	95,000	61,519
Frontier Communications Corp.(a)
04/01/2026	8.500%	127,000	115,151
Telecom Italia Capital SA
09/30/2034	6.000%	142,000	123,505
Telecom Italia SpA(a)
05/30/2024	5.303%	140,000	133,477
Verizon Communications, Inc.
08/10/2033	4.500%	5,615,000	5,733,387
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	466,000	450,497
Total			13,602,751
Total Corporate Bonds & Notes (Cost $530,346,239)			494,070,227

Foreign Government Obligations(m) 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 2.0%
Argentine Republic Government International Bond
01/26/2027	6.875%	23,800,000	20,163,265
Provincia de Buenos Aires(a)
06/15/2027	7.875%	2,800,000	2,297,999
Provincia de Cordoba(a)
06/10/2021	7.125%	15,800,000	14,782,812
08/01/2027	7.125%	1,300,000	1,023,096
Total			38,267,172
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	681,827
Colombia 0.1%
Ecopetrol SA
09/18/2043	7.375%	820,000	949,441
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	809,627
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	977,275
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,850,558
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,510,000	2,405,280
Mexico 0.6%
Petroleos Mexicanos
03/13/2027	6.500%	12,759,000	12,249,559
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	898,000	929,555
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,292,395
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	490,000	491,225
Total			1,783,620

Columbia Total Return Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	855,000	794,684
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	1,690,000	1,600,721
Total Foreign Government Obligations (Cost $64,354,424)			63,299,319

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	603,222
Series 2015B
01/01/2033	7.375%	415,000	452,450
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	686,945
Total			1,742,617
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,093,890
Total Municipal Bonds (Cost $2,457,521)			2,836,507

Residential Mortgage-Backed Securities - Agency 36.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	185	186
03/01/2022- 11/01/2026	8.500%	45,172	49,220
08/01/2024- 02/01/2025	8.000%	35,198	37,477
10/01/2028- 07/01/2032	7.000%	471,303	530,431
10/01/2031- 09/01/2033	6.000%	31,015	33,613
01/01/2046- 12/01/2046	3.500%	29,705,170	29,977,936
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e)
02/13/2049	4.000%	18,000,000	18,435,586
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.391%	897,850	106,922
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.541%	2,098,756	349,409
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	3.541%	3,357,145	510,679
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.461%	1,142,119	193,438
Federal Home Loan Mortgage Corp.(n)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,596,786	479,805
CMO Series 4182 Class DI
05/15/2039	3.500%	6,907,304	655,881
Federal Home Loan Mortgage Corp.(h),(n)
CMO Series 4620 Class AS
11/15/2042	1.439%	2,168,589	91,960
Federal National Mortgage Association
04/01/2023	8.500%	929	933
06/01/2024	9.000%	4,888	4,943
02/01/2025- 08/01/2027	8.000%	72,358	78,816
03/01/2026- 08/01/2032	7.000%	1,319,583	1,486,482
04/01/2027- 06/01/2032	7.500%	136,229	150,400
05/01/2029- 08/01/2038	6.000%	2,261,633	2,448,296
08/01/2034	5.500%	88,627	96,587
10/01/2040- 07/01/2041	4.500%	5,432,579	5,706,806
08/01/2043- 05/01/2048	4.000%	64,252,320	66,045,866
06/01/2045- 02/01/2048	3.500%	31,335,325	31,515,769
CMO Series 2017-72 Class B
09/25/2047	3.000%	15,515,171	15,524,916

14	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.420% Cap 11.126% 06/01/2032	4.165%	3,294	3,305
1-year CMT + 2.305% Cap 10.839% 07/01/2037	4.477%	91,704	91,397
Federal National Mortgage Association(e)
02/19/2034	2.500%	27,000,000	26,571,528
02/19/2034- 02/13/2049	3.000%	68,500,000	67,900,723
02/13/2049	3.500%	59,000,000	59,291,543
02/13/2049	4.000%	56,750,000	58,088,945
02/13/2049	4.500%	35,500,000	36,896,426
02/13/2049	5.000%	111,000,000	116,767,667
Federal National Mortgage Association(o)
11/01/2046	3.500%	27,101,521	27,370,791
Federal National Mortgage Association(n)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	3,685,165	495,110
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.390%	5,081,303	935,174
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.640%	2,895,753	482,676
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.490%	2,706,558	503,995
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.490%	8,709,890	1,688,865
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.490%	21,565,326	3,828,341
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.640%	9,329,749	1,872,296
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.590%	10,102,019	1,748,322
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.640%	7,584,737	1,578,069
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.690%	11,070,626	2,102,305
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.690%	9,777,903	1,821,298
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.640%	16,374,347	3,046,159
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	107,934	116,295
02/15/2025	8.500%	12,555	13,749
01/15/2030	7.000%	163,760	186,162
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.750%	12,460	12,802
Government National Mortgage Association(e)
02/21/2049	3.500%	64,500,000	65,317,588
02/21/2049	4.500%	23,000,000	23,880,469
Government National Mortgage Association(n)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,576,313	1,063,671
Government National Mortgage Association(b),(n)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	3.697%	10,203,682	1,685,253
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.697%	9,906,415	1,864,070

Columbia Total Return Bond Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.697%	14,898,215	2,847,679
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.697%	8,505,284	1,446,384
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.647%	10,197,810	1,564,364
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.697%	11,712,637	1,970,439
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.697%	11,421,333	2,144,819
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.697%	8,575,033	1,547,998
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.747%	12,885,774	2,233,992
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.697%	10,946,862	1,827,742
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.697%	9,943,214	1,400,039
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.647%	10,038,683	1,606,297
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.647%	21,848,968	3,745,525
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.647%	12,885,788	1,850,305
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.697%	11,033,834	2,045,203
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.697%	19,727,661	3,293,853
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.697%	13,672,978	2,070,379
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.536%	22,500,000	3,557,813
Total Residential Mortgage-Backed Securities - Agency (Cost $713,663,151)			716,890,182

Residential Mortgage-Backed Securities - Non-Agency 23.9%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,062,770	1,061,755
CMO Series 2017-A Class A
04/25/2057	3.470%	3,255,999	3,230,199
Series 2017-B Class A
09/25/2056	3.163%	10,290,630	10,097,135
American Mortgage Trust(c),(d),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,511	916
Angel Oak Mortgage Trust I LLC(a),(c),(d),(h)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,839,114
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	14,000,000	14,055,446

16	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	3,753,586	3,724,714
Arroyo Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	3,077,819	3,114,121
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	5,021,477	5,090,312
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G75
05/24/2036	3.506%	4,071,201	4,030,097
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	1,429,252	1,424,830
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	3,348,594	3,341,891
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	76,229	76,162
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	458,598	457,563
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	4,773,117	4,754,056
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,036,220
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.089%	1,619,535	1,620,113
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	250,246	249,517
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.460%	9,100,000	9,095,086
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.860%	4,000,000	3,986,691
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	1,707,129	1,704,911
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.260%	6,600,000	6,602,554
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	5,934,265	5,763,546
CIM Trust(a),(h)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	10,471,728	10,362,941
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.585%	12,319,305	12,226,664
Citigroup Mortgage Loan Trust(a),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	4.223%	632,766	631,816
CMO Series 2014-12 Class 3A1
10/25/2035	3.975%	2,482,724	2,506,023
CMO Series 2014-C Class A
02/25/2054	3.250%	613,041	603,852
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,538,662	1,566,201
CMO Series 2015-A Class B3
06/25/2058	4.500%	910,453	885,667
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	4,446,148	4,355,277
Citigroup Mortgage Loan Trust(a),(n)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	7,398,836	152,325
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,496,039
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	152,311	151,224
CMO Series 2018-1 Class A2
02/25/2048	2.981%	856,262	851,459
CMO Series 2018-3 Class A1
10/26/2048	3.692%	5,482,503	5,517,670
COLT Mortgage Loan Trust(a),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	1,000,000	990,532
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	4.505%	3,936,657	4,064,996
CMO Series 2010-8R Class 1A5
03/26/2036	4.000%	3,599,326	3,602,882
CMO Series 2011-12R Class 3A1
07/27/2036	4.083%	611,930	612,738

Columbia Total Return Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	11,305,211	11,474,554
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,526,666	2,516,370
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,184
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	418,462
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	2,998,159
Ellington Financial Mortgage Trust(a),(c),(d),(h)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	2,866,073	2,860,341
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	3,243,439	3,293,100
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	2,107,752	2,090,713
CMO Series 2018-2 Class A1
06/26/2023	4.090%	8,186,662	8,110,024
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	19,490,625	18,489,481
JPMorgan Resecuritization Trust(a),(h)
CMO Series 2014-1 Class 1016
03/26/2036	4.807%	929,071	927,186
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	785,334	781,034
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	5,091,405	5,049,464
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,262,371
Legacy Mortgage Asset Trust(a),(c),(d)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	5,600,000	5,566,960
LVII Resecuritization Trust(a),(h)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	4.975%	8,000,000	8,164,098
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,872,174	3,890,762
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	8,235,215	8,223,015
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	3,294,086	3,303,929
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	5,987,160	5,969,484
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	3.026%	1,098,550	1,090,209
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	5,351,959	5,322,663
Series 2018-PLS1 Class C
01/25/2023	3.981%	8,410,222	8,366,887
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	5,507,368	5,499,133
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	7,867,668	7,855,829
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	4.060%	5,000,000	4,983,127
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.760%	1,588,309	1,591,713
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.360%	9,800,000	9,808,710
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.160%	8,000,000	8,004,778
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,473,151
CMO Series 2018-2A Class A1
08/25/2023	4.000%	9,027,012	8,998,836
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	7,977,795	7,929,049
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,927,763
CMO Series 2018-1A Class A1
04/25/2023	3.750%	8,351,560	8,307,268

18	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(h)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	4,096,259	4,062,289
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	11,029,259	10,934,435
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	3,830,094	3,776,435
PRPM LLC(a),(h)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	9,673,745	9,716,259
PRPM LLC(a),(e),(h)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	20,000,000	19,969,198
RCO Trust(a),(h)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	3,465,524	3,477,808
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	5,162,600	5,146,675
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	10,681,576	10,654,429
Vericrest Opportunity Loan Transferee LXX LLC(a),(h)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	7,976,827	7,920,897
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	5,955,504	5,928,505
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	16,450,000	16,340,038
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(h)
CMO Series 2018-NPL9 Class A1A
10/25/2048	4.458%	5,800,000	5,789,295
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	4,800,000	4,800,000
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	7,764,513	7,665,548
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	2,958,291
Verus Securitization Trust(a),(h)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	4,937,682	4,988,046
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	11,838,166	11,924,858
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $466,267,093)			464,035,068

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.753%	123,000	120,156
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.514%	171,615	120,902
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(p),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.253%	82,474	82,268
8th Avenue Food & Provisions, Inc.(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.253%	32,969	32,804
Total			115,072
Metals and Mining 0.0%
Big River Steel LLC(b),(p),(q)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023		56,232	56,091
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.513%	73,058	72,212
Property & Casualty 0.0%
Hub International Ltd.(b),(p)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	83,580	80,472

Columbia Total Return Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(b),(p),(q)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	93,293	91,399
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(p)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	377,276	361,951
Misys Ltd./Almonde/Tahoe(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	89,076	85,346
Total			538,696
Total Senior Loans (Cost $1,175,795)			1,103,601

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2024	2.250%	25,461,000	25,153,848
08/15/2027	2.250%	6,872,500	6,689,672
08/15/2048	3.000%	4,590,000	4,582,343
Total U.S. Treasury Obligations (Cost $36,716,581)			36,425,863
Options Purchased Calls 0.0%
Value ($)
(Cost $525,000)	671,680

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(r),(s)	64,405,491	64,399,050
Total Money Market Funds (Cost $64,399,050)		64,399,050
Total Investments in Securities (Cost: $2,474,227,065)		2,430,117,781
Other Assets & Liabilities, Net		(488,528,126)
Net Assets		1,941,589,655

At January 31, 2019, securities and/or cash totaling $10,034,112 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,184	03/2019	USD	267,471,750	7,321,396	—
U.S. Treasury 5-Year Note	1,375	03/2019	USD	157,931,641	2,800,892	—
U.S. Ultra Treasury Bond	461	03/2019	USD	74,278,625	4,000,298	—
Total					14,122,586	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(2,425)	12/2019	USD	(590,426,875)	—	(906,778)
Euro-Bund	(697)	03/2019	EUR	(115,471,990)	—	(3,156,559)
Total					—	(4,063,337)

20	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	2.50	06/19/2019	525,000	671,680

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(80,000,000)	(80,000,000)	3.25	02/28/2019	(430,000)	(40)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	2,097,200	(20,160)	—	—	—	(20,160)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	4.346	USD	3,000,000	(162,591)	1,750	—	(247,189)	86,348	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.422	USD	5,000,000	(663,015)	2,917	—	(678,203)	18,105	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.346	USD	4,100,000	(222,208)	2,392	—	(439,045)	219,229	—
Total								(1,047,814)	7,059	—	(1,364,437)	323,682	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $1,120,679,567, which represents 57.72% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $21,887,444, which represents 1.13% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.
Columbia Total Return Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Non-income producing investment.
(j)	Negligible market value.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	97,258,162	679,176,288	(712,028,959)	64,405,491	1,918	158	1,012,052	64,399,050
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
22	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	332,974,516	13,177,756	—	346,152,272
Commercial Mortgage-Backed Securities - Agency	—	36,648,422	—	—	36,648,422
Commercial Mortgage-Backed Securities - Non-Agency	—	203,385,764	—	—	203,385,764
Common Stocks
Financials	69,532	—	—	—	69,532
Industrials	130,294	—	—	—	130,294
Total Common Stocks	199,826	—	—	—	199,826
Corporate Bonds & Notes	—	494,029,158	41,069	—	494,070,227
Foreign Government Obligations	—	63,299,319	—	—	63,299,319
Municipal Bonds	—	2,836,507	—	—	2,836,507
Residential Mortgage-Backed Securities - Agency	—	716,890,182	—	—	716,890,182
Residential Mortgage-Backed Securities - Non-Agency	—	450,767,737	13,267,331	—	464,035,068
Senior Loans	—	1,103,601	—	—	1,103,601
U.S. Treasury Obligations	36,425,863	—	—	—	36,425,863
Options Purchased Calls	—	671,680	—	—	671,680
Money Market Funds	—	—	—	64,399,050	64,399,050
Total Investments in Securities	36,625,689	2,302,606,886	26,486,156	64,399,050	2,430,117,781
Investments in Derivatives
Columbia Total Return Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	14,122,586	—	—	—	14,122,586
Swap Contracts	—	323,682	—	—	323,682
Liability
Futures Contracts	(4,063,337)	—	—	—	(4,063,337)
Options Contracts Written	—	(40)	—	—	(40)
Swap Contracts	—	(20,160)	—	—	(20,160)
Total	46,684,938	2,302,910,368	26,486,156	64,399,050	2,440,480,512
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2019 ($)
Asset-Backed Securities — Non-Agency	14,359,830	34,651	—	(957,704)	9,036,329	—	—	(9,295,350)	13,177,756
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	35,482,021	(1,536)	(24,621)	(5,411)	13,361,740	(7,253,316)	—	(28,291,546)	13,267,331
Total	49,882,920	33,115	(24,621)	(963,115)	22,398,069	(7,253,316)	—	(37,586,896)	26,486,156
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2019 was $(918,968), which is comprised of Asset-Backed Securities — Non-Agency of $(957,704) and Residential Mortgage-Backed Securities — Non-Agency of $38,736.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
24	Columbia Total Return Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	9.337%	500,000	486,333
Avant Loans Funding Trust(a)
Subordinated, Series 2018-B Class B
07/15/2022	4.110%	280,000	280,980
CLUB Credit Trust(a)
Subordinated Series 2017-NP1 Class C
04/17/2023	5.130%	202,192	203,322
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	223,098	223,715
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class B
01/16/2024	3.500%	165,746	165,735
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	300,000	301,088
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	250,000	250,184
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	206,000	206,910
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.431%	500,000	497,764
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.211%	500,000	489,161
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	200,000	200,229
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	500,000	505,732
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	750,000	753,719
Total Asset-Backed Securities — Non-Agency (Cost $4,592,697)			4,564,872

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	460,000	434,125
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	250,000	212,025
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	250,000	254,208
Olympic Tower Mortgage Trust(a),(c)
Subordinated, Series 2017-OT Class D
05/10/2039	3.945%	200,000	186,224
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.609%	250,000	249,284
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,336,470)			1,335,866

Common Stocks 11.0%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,300	189,378
BCE, Inc.	2,400	104,400
Verizon Communications, Inc.	5,300	291,818
Total		585,596
Total Communication Services		585,596
Consumer Discretionary 0.5%
Automobiles 0.1%
General Motors Co.	2,600	101,452
Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	800	46,064
Extended Stay America, Inc.	2,500	42,750
Las Vegas Sands Corp.	1,400	81,704
McDonald’s Corp.	1,000	178,780
Six Flags Entertainment Corp.	800	49,272
Total		398,570
Leisure Products 0.0%
Hasbro, Inc.	600	54,336
Columbia Multi-Asset Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.1%
Home Depot, Inc. (The)	400	73,412
Williams-Sonoma, Inc.	1,000	54,430
Total		127,842
Total Consumer Discretionary		682,200
Consumer Staples 0.8%
Beverages 0.2%
Molson Coors Brewing Co., Class B	1,200	79,932
PepsiCo, Inc.	2,100	236,607
Total		316,539
Food Products 0.2%
ConAgra Foods, Inc.	3,500	75,740
General Mills, Inc.	1,900	84,436
Kellogg Co.	1,200	70,812
Mondelez International, Inc., Class A	1,800	83,268
Total		314,256
Household Products 0.2%
Procter & Gamble Co. (The)	2,700	260,469
Tobacco 0.2%
Philip Morris International, Inc.	3,500	268,520
Total Consumer Staples		1,159,784
Energy 0.9%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	2,200	51,854
Helmerich & Payne, Inc.	900	50,391
Total		102,245
Oil, Gas & Consumable Fuels 0.8%
BP PLC, ADR	8,500	349,520
Chevron Corp.	3,000	343,950
ConocoPhillips	1,300	87,997
Suncor Energy, Inc.	4,900	158,368
Valero Energy Corp.	1,900	166,858
Williams Companies, Inc. (The)	3,100	83,483
Total		1,190,176
Total Energy		1,292,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.9%
Banks 0.6%
Bank of America Corp.	5,200	148,044
BB&T Corp.	2,100	102,480
JPMorgan Chase & Co.	2,200	227,700
PacWest Bancorp	1,300	50,167
Wells Fargo & Co.	6,000	293,460
Total		821,851
Capital Markets 0.1%
Ares Capital Corp.	3,000	48,900
Morgan Stanley	2,400	101,520
Total		150,420
Insurance 0.2%
MetLife, Inc.	1,700	77,639
Principal Financial Group, Inc.	2,100	105,147
Prudential Financial, Inc.	900	82,926
Total		265,712
Total Financials		1,237,983
Health Care 1.0%
Biotechnology 0.2%
AbbVie, Inc.	1,200	96,348
Gilead Sciences, Inc.	2,200	154,022
Total		250,370
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co.	2,800	138,236
Johnson & Johnson	2,500	332,700
Merck & Co., Inc.	3,000	223,290
Pfizer, Inc.	8,500	360,825
Total		1,055,051
Total Health Care		1,305,421
Industrials 0.4%
Aerospace & Defense 0.1%
Boeing Co. (The)	200	77,124
Lockheed Martin Corp.	300	86,907
Total		164,031
Airlines 0.1%
Delta Air Lines, Inc.	1,400	69,202

2	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
Caterpillar, Inc.	800	106,528
Ingersoll-Rand PLC	750	75,030
Total		181,558
Road & Rail 0.1%
Union Pacific Corp.	1,100	174,977
Total Industrials		589,768
Information Technology 1.0%
Communications Equipment 0.3%
Cisco Systems, Inc.	7,600	359,404
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	3,900	129,714
IT Services 0.2%
Automatic Data Processing, Inc.	350	48,944
International Business Machines Corp.	1,500	201,630
Total		250,574
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc.	500	134,125
Intel Corp.	3,200	150,784
Lam Research Corp.	900	152,622
Maxim Integrated Products, Inc.	1,300	70,551
Total		508,082
Software 0.0%
Microsoft Corp.	700	73,101
Total Information Technology		1,320,875
Materials 0.2%
Chemicals 0.2%
DowDuPont, Inc.	3,000	161,430
Nutrien Ltd.	2,000	103,640
Total		265,070
Total Materials		265,070
Real Estate 4.4%
Equity Real Estate Investment Trusts (REITS) 4.4%
Alexandria Real Estate Equities, Inc.	3,397	447,419
Americold Realty Trust	6,863	201,223
Armada Hoffler Properties, Inc.	2,413	36,243
Ashford Hospitality Trust, Inc.	5,369	26,577
Common Stocks (continued)
Issuer	Shares	Value ($)
Brandywine Realty Trust	3,493	52,570
Chesapeake Lodging Trust	2,687	76,526
Coresite Realty Corp.	766	75,673
Digital Realty Trust, Inc.	5,055	547,659
Duke Realty Corp.	3,807	111,317
EastGroup Properties, Inc.	1,752	181,262
EPR Properties	3,067	224,075
Four Corners Property Trust, Inc.	2,513	70,967
Front Yard Residential Corp.	4,982	53,905
Gaming and Leisure Properties, Inc.	4,946	185,475
GEO Group, Inc. (The)	5,248	118,342
Getty Realty Corp.	3,363	107,818
Gladstone Commercial Corp.	2,091	41,715
HCP, Inc.	6,062	191,196
Healthcare Trust of America, Inc., Class A	4,641	131,897
Highwoods Properties, Inc.	3,425	151,796
Host Hotels & Resorts, Inc.	7,641	137,996
Industrial Logistics Properties Trust	2,072	44,527
Lexington Realty Trust	15,727	151,136
Life Storage, Inc.	1,322	129,913
Medical Properties Trust, Inc.	8,592	156,374
Mid-America Apartment Communities, Inc.	1,085	109,889
Office Properties Income Trust	1,931	61,850
One Liberty Properties, Inc.	3,170	86,224
Outfront Media, Inc.	1,960	40,670
Pebblebrook Hotel Trust	3,185	102,079
Physicians Realty Trust	5,861	106,143
Retail Properties of America, Inc., Class A	5,012	63,352
RLJ Lodging Trust	2,081	38,603
RPT Realty	8,698	113,857
Sabra Health Care REIT, Inc.	8,344	171,386
Senior Housing Properties Trust	2,330	32,084
SITE Centers Corp.	15,821	206,781
Spirit Realty Capital, Inc.	3,075	122,139
STAG Industrial, Inc.	10,883	300,044
STORE Capital Corp.	2,969	95,958
Sun Communities, Inc.	2,319	254,881
UDR, Inc.	3,064	134,050
Ventas, Inc.	1,229	79,258

Columbia Multi-Asset Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Washington Prime Group, Inc.	17,946	101,933
WP Carey, Inc.	2,259	169,177
Total		6,043,959
Total Real Estate		6,043,959
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,700	134,504
Edison International	800	45,576
Entergy Corp.	1,500	133,785
Xcel Energy, Inc.	1,900	99,484
Total		413,349
Multi-Utilities 0.2%
Ameren Corp.	1,400	97,076
DTE Energy Co.	400	47,100
NiSource, Inc.	3,100	84,568
Total		228,744
Total Utilities		642,093
Total Common Stocks (Cost $14,204,435)		15,125,170

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
AXA SA(a)
05/15/2021	7.250%	50,000	47,381
Total Convertible Bonds (Cost $50,332)			47,381

Convertible Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.(d)	6.125%	2,100	130,301
Total Health Care			130,301
Industrials 0.0%
Machinery 0.0%
Fortive Corp.(d)	5.000%	80	78,131
Total Industrials			78,131
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.(d)	6.875%	100	109,441
Total Real Estate			109,441
Utilities 0.1%
Electric Utilities 0.0%
NextEra Energy, Inc.(d)	6.123%	900	53,379
Multi-Utilities 0.1%
DTE Energy Co.(d)	6.500%	1,800	97,238
Total Utilities			150,617
Total Convertible Preferred Stocks (Cost $456,456)			468,490

Corporate Bonds & Notes 21.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
12/01/2021	8.750%	56,000	59,463
01/15/2023	6.125%	39,000	37,715
12/01/2024	7.500%	47,000	45,577
03/15/2025	7.500%	27,000	26,015
TransDigm, Inc.
07/15/2024	6.500%	46,000	45,428
05/15/2025	6.500%	85,000	82,542
06/15/2026	6.375%	201,000	193,791
TransDigm, Inc.(a),(e)
03/15/2026	6.250%	206,000	209,212
Total			699,743
Automotive 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	62,000	53,157
Banking 0.4%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	200,000	199,977
Ally Financial, Inc.
05/19/2022	4.625%	50,000	50,959
03/30/2025	4.625%	113,000	115,212
Banco Mercantil del Norte SA(a),(f)
Subordinated
10/04/2031	5.750%	200,000	187,485
Total			553,633

4	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	101,000	96,001
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	13,000	13,334
Total			109,335
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	132,000	135,840
05/15/2026	5.875%	87,000	87,140
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	18,000	18,540
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	156,000	145,876
Core & Main LP(a)
08/15/2025	6.125%	74,000	70,529
James Hardie International Finance DAC(a)
01/15/2028	5.000%	48,000	43,223
U.S. Concrete, Inc.
06/01/2024	6.375%	18,000	17,469
Total			518,617
Cable and Satellite 1.9%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	61,493
02/15/2026	5.750%	47,000	47,753
05/01/2026	5.500%	87,000	86,851
05/01/2027	5.125%	39,000	37,740
02/01/2028	5.000%	180,000	171,203
CSC Holdings LLC(a)
12/15/2021	5.125%	76,000	75,903
12/15/2021	5.125%	26,000	25,939
10/15/2025	6.625%	148,000	155,041
10/15/2025	10.875%	62,000	71,452
05/15/2026	5.500%	84,000	83,302
02/01/2028	5.375%	62,000	59,679
04/01/2028	7.500%	138,000	141,607
02/01/2029	6.500%	109,000	110,500
DISH DBS Corp.
06/01/2021	6.750%	66,000	67,182
11/15/2024	5.875%	21,000	17,434
07/01/2026	7.750%	267,000	229,860
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	72,000	72,823
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	41,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	22,105
02/15/2025	6.625%	64,000	59,508
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	82,000	83,043
07/15/2026	5.375%	57,000	56,512
08/01/2027	5.000%	97,000	93,735
Unitymedia GmbH(a)
01/15/2025	6.125%	103,000	106,077
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	90,000	91,411
Videotron Ltd.
07/15/2022	5.000%	55,000	56,533
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	288,055
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	80,109
Ziggo BV(a)
01/15/2027	5.500%	182,000	171,592
Total			2,665,849
Chemicals 1.1%
Alpha 2 BV(a)
06/01/2023	8.750%	71,000	67,864
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	72,015
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	69,000	65,222
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	62,695
Chemours Co. (The)
05/15/2023	6.625%	31,000	32,075
05/15/2025	7.000%	64,000	66,800
Elementia SAB de CV(a)
01/15/2025	5.500%	200,000	190,110
INEOS Group Holdings SA(a)
08/01/2024	5.625%	83,000	79,676
Koppers, Inc.(a)
02/15/2025	6.000%	17,000	15,300
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	42,000	42,682
12/01/2025	5.875%	156,000	155,871
PQ Corp.(a)
11/15/2022	6.750%	122,000	127,705
12/15/2025	5.750%	80,000	75,690
SASOL Financing USA LLC
03/27/2024	5.875%	200,000	206,531

Columbia Multi-Asset Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
09/15/2025	4.875%	95,000	90,732
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	146,000	145,784
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	61,779
Total			1,558,531
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	73,308
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	80,471
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	28,806
12/15/2026	6.500%	60,000	62,298
05/15/2027	5.500%	95,000	94,924
01/15/2028	4.875%	58,000	54,904
Total			394,711
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2020	8.750%	44,000	42,919
12/01/2022	7.875%	85,000	82,450
09/01/2023	7.625%	40,000	33,146
frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	26,802
Total			185,317
Consumer Products 0.5%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	29,000	28,203
01/15/2027	7.750%	37,000	37,858
Mattel, Inc.(a)
12/31/2025	6.750%	70,000	66,121
Prestige Brands, Inc.(a)
03/01/2024	6.375%	96,000	95,606
Resideo Funding, Inc.(a)
11/01/2026	6.125%	15,000	15,424
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	124,600
12/15/2026	5.250%	2,000	1,888
Spectrum Brands, Inc.
11/15/2022	6.625%	20,000	20,501
12/15/2024	6.125%	117,000	116,415
07/15/2025	5.750%	44,000	43,385
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
07/15/2024	5.500%	64,000	64,990
08/15/2025	4.375%	59,000	56,564
Total			671,555
Diversified Manufacturing 0.3%
Apergy Corp.
05/01/2026	6.375%	84,000	82,721
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	21,220
CFX Escrow Corp.(a),(e)
02/15/2024	6.000%	18,000	18,000
02/15/2026	6.375%	22,000	22,000
Gates Global LLC/Co.(a)
07/15/2022	6.000%	65,000	65,412
General Electric Co.(f)
Junior Subordinated
12/31/2049	5.000%	63,000	55,085
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	12,765
08/15/2026	5.875%	48,000	47,115
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	18,000	18,220
TriMas Corp.(a)
10/15/2025	4.875%	9,000	8,722
Welbilt, Inc.
02/15/2024	9.500%	23,000	24,613
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	62,937
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	31,000	32,941
Total			471,751
Electric 0.8%
AES Corp.
03/15/2023	4.500%	53,000	53,249
05/15/2026	6.000%	18,000	19,064
09/01/2027	5.125%	63,000	64,952
Calpine Corp.
02/01/2024	5.500%	66,000	62,558
Calpine Corp.(a)
06/01/2026	5.250%	46,000	43,739
Clearway Energy Operating LLC
08/15/2024	5.375%	104,000	97,539
09/15/2026	5.000%	58,000	50,584
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	70,000	64,775

6	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	96,000	87,444
NRG Energy, Inc.
05/01/2024	6.250%	27,000	27,933
05/15/2026	7.250%	16,000	17,317
01/15/2027	6.625%	74,000	78,350
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	132,000	130,226
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	87,000	80,770
Vistra Energy Corp.
11/01/2024	7.625%	59,000	62,723
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	30,393
Vistra Operations Co., LLC(a),(e)
02/15/2027	5.625%	97,000	97,507
Total			1,069,123
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	10,000	9,345
Finance Companies 0.6%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	81,000	82,718
10/01/2023	5.125%	80,000	81,036
iStar, Inc.
04/01/2022	6.000%	54,000	53,676
Navient Corp.
03/25/2020	8.000%	7,000	7,290
10/26/2020	5.000%	99,000	99,429
07/26/2021	6.625%	39,000	40,081
06/15/2022	6.500%	82,000	83,859
06/15/2026	6.750%	56,000	52,651
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	8,000	8,121
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	81,000	71,476
Quicken Loans, Inc.(a)
05/01/2025	5.750%	87,000	83,964
01/15/2028	5.250%	49,000	44,624
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	41,558
03/15/2025	6.875%	67,000	64,052
03/15/2026	7.125%	40,000	38,201
Total			852,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.7%
Aramark Services, Inc.(a)
02/01/2028	5.000%	45,000	43,935
B&G Foods, Inc.
06/01/2021	4.625%	30,000	30,203
04/01/2025	5.250%	102,000	99,979
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	78,000	67,284
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	24,877
11/01/2026	4.875%	60,000	59,977
MHP SA(a)
04/03/2026	6.950%	300,000	270,000
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	23,965
08/15/2026	5.000%	117,000	110,838
03/01/2027	5.750%	188,000	184,356
01/15/2028	5.625%	39,000	37,438
Total			952,852
Gaming 1.0%
Boyd Gaming Corp.
05/15/2023	6.875%	68,000	70,662
04/01/2026	6.375%	25,000	25,508
08/15/2026	6.000%	50,000	50,172
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	38,000	35,557
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	71,398
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	45,000	44,922
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	153,168
02/15/2025	6.500%	105,000	109,327
01/15/2027	6.250%	22,000	22,298
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	79,535
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	21,570
09/01/2026	4.500%	27,000	25,586
01/15/2028	4.500%	24,000	22,191
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	49,000	49,479
MGM Resorts International
12/15/2021	6.625%	98,000	103,777
03/15/2023	6.000%	92,000	95,416
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	53,000	49,911

Columbia Multi-Asset Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	28,000	27,859
Scientific Games International, Inc.
12/01/2022	10.000%	126,000	132,615
Scientific Games International, Inc.(a)
10/15/2025	5.000%	125,000	118,404
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	27,000	27,441
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	50,000	48,616
Total			1,385,412
Health Care 1.4%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	31,548
03/01/2024	6.500%	32,000	31,523
Avantor, Inc.(a)
10/01/2025	9.000%	84,000	86,533
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	98,000	93,550
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	25,570
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	68,000	65,017
DaVita, Inc.
07/15/2024	5.125%	52,000	51,429
05/01/2025	5.000%	15,000	14,436
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	163,000	170,186
HCA, Inc.
02/01/2025	5.375%	137,000	141,672
02/15/2026	5.875%	40,000	42,201
09/01/2028	5.625%	45,000	46,588
02/01/2029	5.875%	44,000	46,102
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	81,000	80,595
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	14,748
02/01/2028	4.625%	31,000	30,046
IQVIA, Inc.(a)
05/15/2023	4.875%	42,000	42,568
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	140,000	138,894
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	47,000	45,470
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	129,000	130,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,049
11/15/2027	4.625%	48,000	46,815
Tenet Healthcare Corp.
04/01/2021	4.500%	135,000	135,406
04/01/2022	8.125%	27,000	28,283
06/15/2023	6.750%	26,000	25,603
07/15/2024	4.625%	87,000	85,300
05/01/2025	5.125%	71,000	69,411
08/01/2025	7.000%	80,000	77,356
Tenet Healthcare Corp.(a),(e)
02/01/2027	6.250%	83,000	84,313
Total			1,893,742
Healthcare Insurance 0.3%
Centene Corp.
02/15/2024	6.125%	126,000	132,119
01/15/2025	4.750%	52,000	52,666
Centene Corp.(a)
06/01/2026	5.375%	120,000	124,435
WellCare Health Plans, Inc.
04/01/2025	5.250%	98,000	99,713
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	71,000	72,488
Total			481,421
Home Construction 0.4%
Lennar Corp.
04/30/2024	4.500%	137,000	134,661
11/15/2024	5.875%	121,000	124,472
Meritage Homes Corp.
04/01/2022	7.000%	72,000	75,714
06/01/2025	6.000%	59,000	58,102
06/06/2027	5.125%	28,000	25,114
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	59,000	59,074
04/15/2023	5.875%	24,000	23,625
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	4,000	3,857
Total			504,619
Independent Energy 1.5%
California Resources Corp.(a)
12/15/2022	8.000%	27,000	21,820
Callon Petroleum Co.
10/01/2024	6.125%	46,000	46,226
07/01/2026	6.375%	108,000	108,363
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	125,000	123,513

8	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(a)
01/15/2026	5.375%	29,000	27,922
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	35,000	27,309
Chesapeake Energy Corp.
10/01/2026	7.500%	88,000	84,806
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	128,000	123,108
Diamondback Energy, Inc.
05/31/2025	5.375%	25,000	25,647
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	125,000	132,937
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	43,000	39,837
02/01/2026	5.625%	20,000	16,661
Halcon Resources Corp.
02/15/2025	6.750%	174,000	133,766
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	47,000	41,121
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	72,000	70,307
Laredo Petroleum, Inc.
03/15/2023	6.250%	205,000	195,926
Matador Resources Co.
09/15/2026	5.875%	85,000	85,178
MEG Energy Corp.(a)
01/15/2025	6.500%	19,000	18,666
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	31,760
01/15/2025	5.375%	49,000	48,643
08/15/2025	5.250%	72,000	71,277
10/15/2027	5.625%	96,000	95,265
PDC Energy, Inc.
09/15/2024	6.125%	92,000	89,900
05/15/2026	5.750%	27,000	25,384
QEP Resources, Inc.
03/01/2026	5.625%	41,000	39,369
Range Resources Corp.
08/15/2022	5.000%	52,000	50,582
SM Energy Co.
06/01/2025	5.625%	19,000	18,153
09/15/2026	6.750%	116,000	114,237
01/15/2027	6.625%	45,000	43,924
Whiting Petroleum Corp.
01/15/2026	6.625%	28,000	27,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	32,000	32,602
09/15/2024	5.250%	80,000	78,858
06/01/2026	5.750%	43,000	42,809
Total			2,133,305
Leisure 0.2%
AMC Entertainment, Inc.
02/15/2022	5.875%	29,000	29,006
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	43,000	45,041
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	57,000	56,857
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	40,752
03/15/2026	5.625%	24,000	24,267
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	37,778
Viking Cruises Ltd.(a)
09/15/2027	5.875%	70,000	68,462
Total			302,163
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	200,000	198,464
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	34,325
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	19,000	19,160
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	14,000	14,197
Total			266,146
Media and Entertainment 0.5%
Match Group, Inc.
06/01/2024	6.375%	85,000	88,855
Netflix, Inc.
02/15/2025	5.875%	49,000	50,905
04/15/2028	4.875%	177,000	168,146
Netflix, Inc.(a)
11/15/2028	5.875%	143,000	145,193
05/15/2029	6.375%	58,000	59,532
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	73,134
03/15/2025	5.875%	53,000	53,642
Total			639,407

Columbia Multi-Asset Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.8%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	71,000	74,744
Constellium NV(a)
03/01/2025	6.625%	48,000	47,718
02/15/2026	5.875%	116,000	111,182
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	18,429
11/14/2024	4.550%	166,000	159,127
03/15/2043	5.450%	164,000	141,107
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	27,000	27,337
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	47,000	48,210
01/15/2025	7.625%	116,000	119,183
Novelis Corp.(a)
08/15/2024	6.250%	30,000	30,177
09/30/2026	5.875%	155,000	149,603
Teck Resources Ltd.(a)
06/01/2024	8.500%	48,000	51,761
Teck Resources Ltd.
07/15/2041	6.250%	163,000	169,895
Total			1,148,473
Midstream 1.3%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	64,000	64,572
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	83,000	83,195
DCP Midstream Operating LP
07/15/2025	5.375%	70,000	71,391
04/01/2044	5.600%	41,000	36,955
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	54,415
Energy Transfer Equity LP
06/01/2027	5.500%	204,000	211,056
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	145,054
NGPL PipeCo LLC(a)
08/15/2022	4.375%	25,000	25,190
08/15/2027	4.875%	31,000	30,752
12/15/2037	7.768%	25,000	29,781
NuStar Logistics LP
04/28/2027	5.625%	58,000	56,306
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	74,000	72,137
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	196,600	191,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
01/15/2023	4.875%	27,000	26,912
02/15/2026	5.500%	75,000	74,029
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,060
01/15/2028	5.500%	66,000	64,428
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	30,887
02/01/2027	5.375%	135,000	130,823
01/15/2028	5.000%	203,000	190,969
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	28,000	28,297
07/15/2027	6.500%	15,000	15,464
01/15/2029	6.875%	41,000	42,643
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	79,000	72,315
Total			1,763,201
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	38,000	28,601
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	30,000	28,350
Nabors Industries, Inc.
01/15/2023	5.500%	41,000	37,356
02/01/2025	5.750%	145,000	126,163
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	32,838
SESI LLC
09/15/2024	7.750%	109,000	86,148
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	22,680	22,787
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	19,000	19,070
Transocean Poseidon Ltd.(a),(e)
02/01/2027	6.875%	25,000	25,437
Transocean, Inc.(a)
01/15/2026	7.500%	27,000	25,663
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	63,000	62,951
Weatherford International Ltd.
06/15/2021	7.750%	44,000	37,523
06/15/2023	8.250%	12,000	7,684
Total			540,571
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	33,872

10	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	90,000	86,110
WeWork Companies, Inc.(a)
05/01/2025	7.875%	37,000	33,513
Total			119,623
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	42,000	42,308
03/15/2027	5.375%	103,000	103,442
Total			145,750
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	39,000	39,137
05/15/2024	7.250%	137,000	141,750
02/15/2025	6.000%	92,000	89,457
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,174
10/15/2022	6.000%	57,000	58,306
07/15/2023	5.125%	116,000	116,315
BWAY Holding Co.(a)
04/15/2024	5.500%	44,000	42,970
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	45,592
Multi-Color Corp.(a)
11/01/2025	4.875%	35,000	33,247
Novolex (a)
01/15/2025	6.875%	23,000	21,529
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	24,000	23,876
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	87,540
02/15/2021	6.875%	16,287	16,348
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	101,264
Total			847,505
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	59,000	59,015
03/15/2024	7.000%	19,000	19,986
04/15/2025	6.125%	285,000	269,020
11/01/2025	5.500%	50,000	49,734
04/01/2026	9.250%	49,000	52,613
01/31/2027	8.500%	26,000	27,177
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	43,365
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	119,820
Total			640,730
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	20,000	20,351
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	42,000	42,555
HUB International Ltd.(a)
05/01/2026	7.000%	92,000	89,215
Total			152,121
Railroads 0.1%
BNSF Funding Trust I(f)
Junior Subordinated
12/15/2055	6.613%	155,000	167,265
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	76,122
05/15/2024	4.250%	138,000	134,184
IRB Holding Corp.(a)
02/15/2026	6.750%	88,000	82,286
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	125,000	126,209
Total			418,801
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	200,000	194,285
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	26,495
05/15/2026	4.875%	27,000	25,913
L Brands, Inc.
11/01/2035	6.875%	48,000	41,400
Party City Holdings, Inc.(a)
08/15/2023	6.125%	8,000	8,110
08/01/2026	6.625%	24,000	23,255
Penske Automotive Group, Inc.
12/01/2024	5.375%	36,000	35,582
Total			355,040
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc.(a),(e)
03/15/2026	7.500%	35,000	35,134
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	28,000	26,204
Total			61,338

Columbia Multi-Asset Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Ascend Learning LLC(a)
08/01/2025	6.875%	47,000	47,002
Camelot Finance SA(a)
10/15/2024	7.875%	208,000	214,226
CDK Global, Inc.
06/01/2027	4.875%	60,000	57,993
CommScope Technologies LLC(a)
06/15/2025	6.000%	58,000	54,630
03/15/2027	5.000%	35,000	29,876
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	20,000	20,555
Equinix, Inc.
01/01/2022	5.375%	120,000	122,274
01/15/2026	5.875%	130,000	134,242
05/15/2027	5.375%	20,000	20,072
First Data Corp.(a)
08/15/2023	5.375%	60,000	61,167
01/15/2024	5.000%	48,000	49,154
01/15/2024	5.750%	183,000	188,598
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	131,389
Informatica LLC(a)
07/15/2023	7.125%	75,000	75,572
Iron Mountain, Inc.
08/15/2024	5.750%	96,000	95,467
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	71,586
08/15/2025	5.750%	35,000	36,269
08/01/2026	4.750%	37,000	36,869
NCR Corp.
07/15/2022	5.000%	44,000	43,294
12/15/2023	6.375%	98,000	98,409
PTC, Inc.
05/15/2024	6.000%	72,000	74,586
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	102,850
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	35,000	34,423
11/15/2026	8.250%	120,000	112,493
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	88,649
Symantec Corp.(a)
04/15/2025	5.000%	133,000	133,227
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	80,000	78,976
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/2023	4.625%	104,000	105,118
07/15/2027	4.750%	43,000	42,766
Verscend Escrow Corp.(a)
08/15/2026	9.750%	71,000	71,460
Total			2,433,192
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	33,000	33,036
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	90,909
Hertz Corp. (The)(a)
06/01/2022	7.625%	116,000	115,841
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	43,033
Total			282,819
Wireless 1.2%
Altice France SA(a)
05/01/2026	7.375%	265,000	255,707
02/01/2027	8.125%	58,000	56,940
Altice Luxembourg SA(a)
05/15/2022	7.750%	45,000	43,599
SBA Communications Corp.
09/01/2024	4.875%	226,000	226,266
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	162,837
Sprint Corp.
06/15/2024	7.125%	242,000	248,375
02/15/2025	7.625%	79,000	82,688
03/01/2026	7.625%	59,000	61,284
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	90,299
01/15/2026	6.500%	145,000	153,927
02/01/2026	4.500%	50,000	48,805
02/01/2028	4.750%	62,000	59,436
Wind Tre SpA(a)
01/20/2026	5.000%	161,000	133,066
Total			1,623,229
Wirelines 0.7%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	86,260
04/01/2025	5.625%	189,000	172,060
Frontier Communications Corp.
09/15/2022	10.500%	26,000	18,600
01/15/2023	7.125%	55,000	32,781
09/15/2025	11.000%	47,000	30,436

12	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
04/01/2026	8.500%	42,000	38,081
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	100,750
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	204,146
Telecom Italia Capital SA
09/30/2034	6.000%	65,000	56,534
Telecom Italia SpA(a)
05/30/2024	5.303%	23,000	21,928
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	149,000	144,043
Total			905,619
Total Corporate Bonds & Notes (Cost $30,586,907)			30,011,619

Equity-Linked Notes 18.3%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a),(g)
(linked to a basket of common stocks)
06/13/2019	17.320%	4,545	4,432,971
BNP Paribas Issuance BV(a),(g)
(linked to a basket of common stocks)
02/06/2019	14.777%	4,643	3,986,242
Credit Suisse AG(a),(g)
(linked to a basket of common stocks)
03/11/2019	14.000%	4,700	3,977,244
Morgan Stanley BV(a),(g)
(linked to a basket of common stocks)
05/07/2019	16.611%	4,566	4,269,970
Societe Generale SA(a),(g)
(linked to a basket of common stocks)
04/04/2019	14.610%	4,695	4,066,891
UBS AG(a),(g)
(linked to a basket of common stocks)
07/17/2019	15.480%	4,484	4,528,750
Total Equity-Linked Notes (Cost $27,633,000)			25,262,068

Exchange-Traded Funds 17.9%
	Shares	Value ($)
Invesco S&P 500 High Dividend Low Volatility ETF	116,091	4,803,846
iShares US Preferred Stock ETF	147,716	5,341,411
SPDR Blackstone/GSO Senior Loan ETF	133,208	6,102,258
SPDR Bloomberg Barclays Convertible Securities ETF	107,580	5,436,017
Exchange-Traded Funds (continued)
	Shares	Value ($)
SPDR Portfolio Long Term Corporate Bond ETF	112,902	2,974,968
Total Exchange-Traded Funds (Cost $25,081,217)		24,658,500

Foreign Government Obligations(h) 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	191,278
04/22/2026	7.500%	200,000	177,354
01/26/2027	6.875%	200,000	169,439
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	230,565
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	267,447
06/15/2027	7.875%	200,000	164,143
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	140,343
Total			1,340,569
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	285,187
Brazil 1.0%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	438,155
01/07/2041	5.625%	650,000	656,181
Petrobras Global Finance BV
01/27/2025	5.299%	222,000	222,166
Total			1,316,502
China 0.6%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	391,300
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	385,000
Total			776,300
Colombia 0.2%
Ecopetrol SA
01/16/2025	4.125%	100,000	97,639
06/26/2026	5.375%	200,000	207,581
Total			305,220
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	421,281

Columbia Multi-Asset Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	151,831
02/01/2023	7.000%	150,000	151,831
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	431,727
04/20/2027	8.625%	300,000	348,278
07/19/2028	6.000%	200,000	206,342
Total			1,290,009
Egypt 0.5%
Egypt Government International Bond(a)
01/31/2022	6.125%	200,000	199,627
01/31/2027	7.500%	300,000	297,666
02/21/2048	7.903%	200,000	184,683
Total			681,976
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	191,453
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%	200,000	235,645
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%	200,000	216,440
01/19/2027	6.250%	200,000	206,659
Total			423,099
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	208,509
Indonesia 0.9%
Perusahaan Listrik Negara PT(a)
05/21/2048	6.150%	200,000	215,393
PT Pertamina Persero(a)
05/03/2022	4.875%	400,000	413,240
05/27/2041	6.500%	300,000	334,223
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%	300,000	313,524
Total			1,276,380
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	400,000	383,312
06/15/2033	6.125%	200,000	178,804
Total			562,116
Kazakhstan 0.5%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	249,703
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	400,000	414,136
Total			663,839
Mexico 1.1%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,564,288
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%	200,000	199,451
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%	300,000	273,204
Russian Federation 0.4%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	195,818
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	410,029
Total			605,847
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/16/2029	4.375%	200,000	203,828
Senegal 0.3%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	203,166
05/23/2033	6.250%	220,000	204,480
Total			407,646
South Africa 0.2%
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	309,229
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
05/11/2027	6.200%	400,000	373,730

14	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	250,000	236,793
08/14/2019	9.750%	100,000	94,717
Total			331,510
Turkey 0.4%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	291,041
Turkey Government International Bond
03/25/2027	6.000%	200,000	192,855
Total			483,896
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2026	7.750%	200,000	181,955
Venezuela 0.3%
Petroleos de Venezuela SA(a),(i)
05/16/2024	0.000%	1,329,556	333,386
11/15/2026	0.000%	120,724	31,242
Total			364,628
Total Foreign Government Obligations (Cost $15,958,070)			15,277,297

Residential Mortgage-Backed Securities - Agency 1.0%

Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.441%	1,959,193	307,497
Federal Home Loan Mortgage Corp.(j)
CMO Series 4098 Class AI
05/15/2039	3.500%	1,745,612	155,949
CMO Series 4121 Class IA
01/15/2041	3.500%	1,235,076	140,833
Federal National Mortgage Association(j)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	229,528	27,714
Federal National Mortgage Association(b),(j)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.390%	1,217,158	224,008
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.490%	361,448	64,165
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.640%	800,941	149,324
Federal National Mortgage Association(c),(j)
CMO Series 2016-62 Class AS
09/25/2046	1.497%	1,881,079	71,087
Government National Mortgage Association(b),(j)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.697%	878,602	157,605
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.647%	498,565	77,652
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.697%	219,978	42,212
Total Residential Mortgage-Backed Securities - Agency (Cost $1,699,842)			1,418,046

Residential Mortgage-Backed Securities - Non-Agency 6.3%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	130,918	132,056
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	497,636
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	238,656	237,703
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.260%	300,000	300,116
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	385,753	378,880
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	455,293	450,563
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	4.223%	158,192	157,954
CMO Series 2014-C Class A
02/25/2054	3.250%	613,041	603,852
CMO Series 2015-A Class B3
06/25/2058	4.500%	227,613	221,417

Columbia Multi-Asset Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a),(j)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	2,959,534	60,930
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-2 Class 1A3
11/25/2037	4.789%	352,447	352,293
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	76,155	75,612
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-4 Class M1
12/28/2048	4.716%	179,000	183,637
Deephaven Residential Mortgage Trust(a),(c)
Subordinated, CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	206,232
Ellington Financial Mortgage Trust(a),(c),(k),(l)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	298,500
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	486,275
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	382,283	380,538
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	196,692	196,396
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	207,562	203,590
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.760%	93,430	93,630
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.360%	200,000	200,178
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.160%	400,000	400,239
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	497,017
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	195,554	193,873
PRPM LLC(a),(c)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	193,475	194,325
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c),(e)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	500,000	499,230
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	4.458%	177,738	178,176
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	250,000	248,329
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	250,468	247,473
CMO Series 2018-1 Class A2
02/25/2048	3.031%	316,965	314,004
Verus Securitization Trust(a),(c)
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	206,961	208,477
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,719,971)			8,699,131

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.753%	56,000	54,705
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.514%	90,615	63,839
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(m),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.253%	37,437	37,343
8th Avenue Food & Provisions, Inc.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.253%	15,270	15,194
Total			52,537

16	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023		26,242	26,176
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.513%	18,976	18,756
Property & Casualty 0.0%
Hub International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	21,890	21,076
Technology 0.2%
Ascend Learning LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.499%	44,186	43,288
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.249%	171,705	164,730
Hyland Software, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.999%	15,224	15,009
Misys Ltd./Almonde/Tahoe(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	32,542	31,180
Total			254,207
Total Senior Loans (Cost $527,306)			491,296

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2029	5.250%	38,000	46,645
02/15/2031	5.375%	24,000	30,599
02/15/2036	4.500%	57,000	70,583
02/15/2037	4.750%	33,000	42,274
02/15/2038	4.375%	30,000	36,945
02/15/2039	3.500%	236,000	259,357
11/15/2039	4.375%	284,000	350,051
02/15/2041	4.750%	23,000	29,836
08/15/2042	2.750%	527,000	506,871
05/15/2043	2.875%	361,000	353,987
05/15/2044	3.375%	419,000	447,661
08/15/2044	3.125%	163,000	166,989
11/15/2044	3.000%	163,000	163,324
02/15/2045	2.500%	94,000	85,515
02/15/2046	2.500%	840,000	761,467
08/15/2046	2.250%	67,000	57,497
11/15/2046	2.875%	20,000	19,530
02/15/2047	3.000%	65,000	65,056
05/15/2047	3.000%	37,000	36,978
08/15/2047	2.750%	91,000	86,484
11/15/2047	2.750%	41,000	38,939
02/15/2048	3.000%	66,000	65,864
05/15/2048	3.125%	42,000	42,954
08/15/2048	3.000%	70,000	69,883
Total U.S. Treasury Obligations (Cost $4,143,557)			3,835,289

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(o),(p)	6,155,790	6,155,174
Total Money Market Funds (Cost $6,155,174)		6,155,174
Total Investments in Securities (Cost: $141,145,434)		137,350,199
Other Assets & Liabilities, Net		669,573
Net Assets		138,019,772

At January 31, 2019, securities and/or cash totaling $445,354 were pledged as collateral.
Columbia Multi-Asset Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	53	03/2019	USD	7,166,925	166,146	—
U.S. Treasury 10-Year Note	66	03/2019	USD	8,082,938	228,796	—
U.S. Ultra Treasury Bond	35	03/2019	USD	5,639,375	303,437	—
Total					698,379	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	4,874,000	(48,384)	—	—	—	(48,384)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $67,971,751, which represents 49.25% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.
(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(g)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $364,628, which represents 0.26% of total net assets.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2019, the total value of these securities amounted to $298,500, which represents 0.22% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at January 31, 2019.
18	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	4,743,524	59,270,361	(57,858,095)	6,155,790	(790)	81	120,213	6,155,174
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Multi-Asset Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	4,564,872	—	—	4,564,872
Commercial Mortgage-Backed Securities - Non-Agency	—	1,335,866	—	—	1,335,866
Common Stocks
Communication Services	585,596	—	—	—	585,596
Consumer Discretionary	682,200	—	—	—	682,200
Consumer Staples	1,159,784	—	—	—	1,159,784
Energy	1,292,421	—	—	—	1,292,421
Financials	1,237,983	—	—	—	1,237,983
Health Care	1,305,421	—	—	—	1,305,421
Industrials	589,768	—	—	—	589,768
Information Technology	1,320,875	—	—	—	1,320,875
Materials	265,070	—	—	—	265,070
Real Estate	6,043,959	—	—	—	6,043,959
Utilities	642,093	—	—	—	642,093
Total Common Stocks	15,125,170	—	—	—	15,125,170
Convertible Bonds	—	47,381	—	—	47,381
Convertible Preferred Stocks
Health Care	—	130,301	—	—	130,301
Industrials	—	78,131	—	—	78,131
Real Estate	—	109,441	—	—	109,441
Utilities	—	150,617	—	—	150,617
Total Convertible Preferred Stocks	—	468,490	—	—	468,490
Corporate Bonds & Notes	—	30,011,619	—	—	30,011,619
Equity-Linked Notes	—	25,262,068	—	—	25,262,068
Exchange-Traded Funds	24,658,500	—	—	—	24,658,500
Foreign Government Obligations	—	15,277,297	—	—	15,277,297
Residential Mortgage-Backed Securities - Agency	—	1,418,046	—	—	1,418,046
Residential Mortgage-Backed Securities - Non-Agency	—	8,400,631	298,500	—	8,699,131
Senior Loans	—	491,296	—	—	491,296
U.S. Treasury Obligations	3,835,289	—	—	—	3,835,289
Money Market Funds	—	—	—	6,155,174	6,155,174
Total Investments in Securities	43,618,959	87,277,566	298,500	6,155,174	137,350,199
Investments in Derivatives
Asset
Futures Contracts	698,379	—	—	—	698,379
Liability
Swap Contracts	—	(48,384)	—	—	(48,384)
Total	44,317,338	87,229,182	298,500	6,155,174	138,000,194
See the Portfolio of Investments for all investment classifications not indicated in the table.
20	Columbia Multi-Asset Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	162,086	162,086	—

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
506,790	—	—	506,790
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Columbia Multi-Asset Income Fund | Quarterly Report 2019	21

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 22, 2019